UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-23235

                                     Morningstar Funds Trust

(Exact name of registrant as specified in charter)

Morningstar Funds Trust

22 W. Washington Street

            Chicago, IL 60602

(Address of principal executive offices) (Zip code)

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

With a copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

            Washington, District of Columbia, 20036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 696-6000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar U.S. Equity Fund

	Number of Shares	Value

Common Stocks – 89.8%
Advertising – 0.1%
Omnicom Group, Inc.	11,728	$940,820

Aerospace/Defense – 2.0%
Barnes Group, Inc.	18,703	973,304
Kaman Corp.	38,730	2,455,482
Lockheed Martin Corp.	5,128	1,857,208
Northrop Grumman Corp.	10,438	3,607,060
United Technologies Corp.	37,104	4,957,094
		13,850,148

Agriculture – 1.0%
Altria Group, Inc.	16,261	765,405
Archer-Daniels-Midland Co.	94,696	3,890,112
Philip Morris International, Inc.	30,857	2,579,954
		7,235,471

Airlines – 0.5%
Alaska Air Group, Inc.	26,279	1,665,037
Allegiant Travel Co.	3,308	495,704
United Airlines Holdings, Inc.*	18,428	1,693,718
		3,854,459

Apparel – 0.4%
Carter’s, Inc.	5,175	481,379
Hanesbrands, Inc.	78,704	1,266,347
Oxford Industries, Inc.	12,026	880,183
VF Corp.	6,069	530,370
		3,158,279

Auto Manufacturers – 1.0%
General Motors Co.	169,952	6,855,864

Auto Parts & Equipment – 1.1%
Aptiv PLC	17,088	1,497,763
BorgWarner, Inc.	69,521	2,627,894
Douglas Dynamics, Inc.	16,509	678,520
Gentherm, Inc.*	10,490	429,146
Goodyear Tire & Rubber (The) Co.	152,280	2,090,804
Lear Corp.	2,363	299,581
		7,623,708

Banks – 8.8%
Bank of America Corp.	163,996	5,031,397
Bank of New York Mellon (The) Corp.	31,134	1,460,807
Bank OZK	45,788	1,400,197
BankUnited, Inc.	76,644	2,637,320
BB&T Corp.	48,374	2,492,712
BOK Financial Corp.	12,061	1,009,264

	Number of Shares	Value

Banks (Continued)
Central Pacific Financial Corp.	21,596	$636,434
Citigroup, Inc.	101,397	7,215,410
City Union Bank Ltd. (India)	214,353	603,623
Columbia Banking System, Inc.	22,856	861,900
Comerica, Inc.	28,168	2,061,898
Eagle Bancorp, Inc.	24,267	978,203
First Republic Bank	18,808	1,868,763
Goldman Sachs Group (The), Inc.	12,801	2,817,884
Great Western Bancorp, Inc.	24,835	839,920
Heritage Commerce Corp.	28,000	346,360
JPMorgan Chase & Co.	106,697	12,376,852
Metro Bank PLC (United Kingdom)*	56,474	246,417
Morgan Stanley	44,830	1,997,625
PNC Financial Services Group (The), Inc.	16,861	2,409,437
Renasant Corp.	25,302	908,089
South State Corp.	11,386	911,677
State Street Corp.	19,278	1,119,859
SVB Financial Group*	6,094	1,413,625
Texas Capital Bancshares, Inc.*	10,032	631,314
U.S. Bancorp	67,316	3,847,109
Webster Financial Corp.	18,569	947,019
Wells Fargo & Co.	73,638	3,564,816
		62,635,931

Beverages – 2.8%
Anheuser-Busch InBev S.A./N.V. ADR (Belgium)	31,120	3,142,498
Coca-Cola (The) Co.	12,387	651,928
Cott Corp.	466,190	5,962,570
Diageo PLC (United Kingdom)	54,187	2,259,608
Farmer Brothers Co.*	114,105	1,853,065
Keurig Dr. Pepper, Inc.	114,521	3,222,621
Molson Coors Brewing Co., Class B	33,666	1,817,627
PepsiCo, Inc.	7,137	912,180
		19,822,097

Biotechnology – 1.9%
Abcam PLC (United Kingdom)	42,859	678,809
Alexion Pharmaceuticals, Inc.*	19,819	2,245,294
BioMarin Pharmaceutical, Inc.*	18,943	1,502,559

See Notes to Schedule of Investments.

1

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Biotechnology (Continued)
Bio-Rad Laboratories, Inc., Class A*	27,162	$8,553,314
Corteva, Inc.	7,151	210,954
Sangamo Therapeutics, Inc.*	26,676	320,379
		13,511,309

Building Materials – 0.9%
Apogee Enterprises, Inc.	10,614	430,504
Continental Building Products, Inc.*	34,810	855,630
Johnson Controls International PLC	62,627	2,657,890
Trex Co., Inc.*	19,501	1,594,206
Universal Forest Products, Inc.	22,460	908,058
		6,446,288

Chemicals – 3.3%
Ashland Global Holdings, Inc.	19,090	1,517,273
Axalta Coating Systems Ltd.*	73,751	2,185,242
Balchem Corp.	14,963	1,535,802
DuPont de Nemours, Inc.	80,533	5,811,261
Ecolab, Inc.	14,336	2,892,001
Innospec, Inc.	9,605	896,915
Linde PLC (United Kingdom)	12,293	2,351,405
PPG Industries, Inc.	26,809	3,147,109
RPM International, Inc.	12,107	821,218
Sherwin-Williams (The) Co.	3,472	1,781,275
Valvoline, Inc.	34,765	701,906
		23,641,407

Commercial Services – 1.7%
Cimpress N.V. (Netherlands)*	7,374	711,222
Clarivate Analytics PLC (Jersey, C.I.)*	26,837	441,469
Equifax, Inc.	10,965	1,525,122
Euronet Worldwide, Inc.*	9,161	1,428,292
Healthcare Services Group, Inc.	25,284	604,540
HealthEquity, Inc.*	9,079	744,296
IHS Markit Ltd.*	37,822	2,436,493
Monro, Inc.	20,136	1,695,653
Moody’s Corp.	6,818	1,461,370
Paylocity Holding Corp.*	8,317	849,083
		11,897,540

Computers – 2.3%
Accenture PLC, Class A	25,372	4,886,140

	Number of Shares	Value

Computers (Continued)
Amdocs Ltd.	5,716	$365,767
Apple, Inc.	29,550	6,295,332
Check Point Software Technologies Ltd. (Israel)*	8,335	933,103
Cognizant Technology Solutions Corp., Class A	11,186	728,656
DXC Technology Co.	9,742	543,311
EPAM Systems, Inc.*	6,525	1,264,480
Nutanix, Inc., Class A*	40,242	913,493
		15,930,282

Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	4,890	350,809
Procter & Gamble (The) Co.	3,180	375,367
		726,176

Distribution/Wholesale – 1.1%
Copart, Inc.*	19,897	1,542,614
Fastenal Co.	13,543	417,124
HD Supply Holdings, Inc.*	7,899	319,988
Pool Corp.	9,319	1,764,739
SiteOne Landscape Supply, Inc.*	10,595	782,653
W.W. Grainger, Inc.	9,286	2,702,505
WESCO International, Inc.*	11,197	568,136
		8,097,759

Diversified Financial Services – 3.9%
American Express Co.	31,301	3,892,905
BlackRock, Inc.	8,269	3,867,246
Charles Schwab (The) Corp.	61,523	2,659,024
Cohen & Steers, Inc.	14,006	733,494
Credit Acceptance Corp.*	1,982	947,456
Discover Financial Services	29,468	2,644,458
Franklin Resources, Inc.	28,624	934,001
Hamilton Lane, Inc., Class A	19,447	1,141,539
Houlihan Lokey, Inc.	19,027	875,242
Moelis & Co., Class A	12,440	453,314
Mr. Cooper Group, Inc.*	68,833	523,819
Nasdaq, Inc.	19,862	1,914,101
T. Rowe Price Group, Inc.	7,364	835,004
Visa, Inc., Class A	36,679	6,528,862
		27,950,465

Electric – 2.2%
Avista Corp.	18,845	867,435
CenterPoint Energy, Inc.	166,888	4,841,421
Duke Energy Corp.	39,691	3,442,003
FirstEnergy Corp.	48,906	2,150,397
NorthWestern Corp.	12,327	861,904

See Notes to Schedule of Investments.

2

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Electric (Continued)
Southern (The) Co.	49,754	$2,796,175
Xcel Energy, Inc.	13,782	821,545
		15,780,880

Electrical Component & Equipment – 0.2%
Novanta, Inc.*	14,875	1,250,839

Electronics – 1.8%
Avnet, Inc.	27,580	1,252,684
Fluidigm Corp.*	197,702	2,322,998
Honeywell International, Inc.	38,612	6,659,025
OSI Systems, Inc.*	3,914	440,560
Sensata Technologies Holding PLC*	35,835	1,699,654
		12,374,921

Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	16,770	704,340

Entertainment – 0.5%
Red Rock Resorts, Inc., Class A	109,092	2,273,477
Vail Resorts, Inc.	5,531	1,363,502
		3,636,979

Environmental Control – 0.2%
Stericycle, Inc.*	28,224	1,297,175

Food – 3.5%
B&G Foods, Inc.	21,356	390,388
Danone S.A. (France)	9,671	839,334
Flowers Foods, Inc.	51,612	1,223,204
General Mills, Inc.	9,291	493,445
Hostess Brands, Inc.*	55,590	784,931
J&J Snack Foods Corp.	5,046	937,749
JM Smucker (The) Co.	5,763	640,788
Kraft Heinz (The) Co.	86,803	2,778,564
McCormick & Co., Inc. (Non Voting)	9,269	1,469,507
Nestle S.A. (Switzerland)(a)	28,250	2,996,964
Post Holdings, Inc.*	48,122	5,159,641
TreeHouse Foods, Inc.*	118,230	7,015,768
		24,730,283

Gas – 0.5%
South Jersey Industries, Inc.	43,950	1,496,498
UGI Corp.	44,791	2,288,372
		3,784,870

	Number of Shares	Value

Hand/Machine Tools – 0.5%
Colfax Corp.*	52,842	$1,462,666
Stanley Black & Decker, Inc.	12,525	1,848,565
		3,311,231

Healthcare - Products – 2.8%
Abbott Laboratories	26,187	2,280,888
Boston Scientific Corp.*	54,714	2,323,156
Cantel Medical Corp.	13,099	1,208,776
CONMED Corp.	9,897	864,503
Danaher Corp.	21,534	3,025,527
Medtronic PLC	46,533	4,743,574
Thermo Fisher Scientific, Inc.	19,405	5,388,380
		19,834,804

Healthcare - Services – 1.6%
Ensign Group (The), Inc.	23,238	1,400,322
ICON PLC (Ireland)*	11,050	1,725,678
Medpace Holdings, Inc.*	10,711	843,598
Quest Diagnostics, Inc.	28,850	2,945,008
UnitedHealth Group, Inc.	18,257	4,546,176
		11,460,782

Home Builders – 0.5%
Installed Building Products, Inc.*	15,335	817,049
NVR, Inc.*	817	2,732,162
		3,549,211

Household Products/Wares – 0.2%
Central Garden & Pet Co., Class A*	8,595	236,792
Kimberly-Clark Corp.	4,467	605,949
Reckitt Benckiser Group PLC (United Kingdom)	9,515	735,541
		1,578,282

Insurance – 4.9%
American International Group, Inc.	112,256	6,285,213
Aon PLC	20,418	3,864,106
Argo Group International Holdings Ltd.	12,775	874,321
Brighthouse Financial, Inc.*	24,833	972,709
Chubb Ltd.	22,602	3,454,490
Employers Holdings, Inc.	9,596	421,264
Enstar Group Ltd.*	3,421	606,030
Hartford Financial Services Group (The), Inc.	29,768	1,715,530
Loews Corp.	85,264	4,565,035
Marsh & McLennan Cos., Inc.	11,809	1,166,729

See Notes to Schedule of Investments.

3

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Insurance (Continued)
Mercury General Corp.	11,442	$648,876
MetLife, Inc.	27,028	1,335,724
Reinsurance Group of America, Inc.	7,168	1,117,635
RenaissanceRe Holdings Ltd.	8,026	1,453,910
Safety Insurance Group, Inc.	4,320	426,211
Travelers (The) Cos., Inc.	23,686	3,472,841
Willis Towers Watson PLC	12,736	2,486,322
		34,866,946

Internet – 4.7%
Alibaba Group Holding Ltd. ADR (China)*	14,100	2,440,851
Alphabet, Inc., Class A*	1,418	1,727,408
Alphabet, Inc., Class C*	3,574	4,348,414
Amazon.com, Inc.*	4,943	9,227,493
Booking Holdings, Inc.*	569	1,073,481
Facebook, Inc., Class A*	39,178	7,609,543
GrubHub, Inc.*	20,018	1,353,817
Palo Alto Networks, Inc.*	10,514	2,381,842
Proofpoint, Inc.*	5,472	690,566
Q2 Holdings, Inc.*	8,671	692,553
Uber Technologies, Inc.*	41,835	1,762,927
		33,308,895

Leisure Time – 0.2%
Camping World Holdings, Inc., Class A	31,682	371,630
Harley-Davidson, Inc.	4,991	178,578
Planet Fitness, Inc., Class A*	10,386	816,963
		1,367,171

Lodging – 0.1%
Marcus (The) Corp.	24,131	844,344

Machinery - Construction & Mining – 0.7%
Caterpillar, Inc.	36,970	4,867,840

Machinery - Diversified – 0.6%
Alamo Group, Inc.	4,670	457,146
Albany International Corp., Class A	10,066	865,576
Altra Industrial Motion Corp.	27,721	796,424
Columbus McKinnon Corp.	11,327	435,410
Deere & Co.	4,622	765,634
Kadant, Inc.	8,468	791,419
		4,111,609

Media – 2.0%
Comcast Corp., Class A	180,600	7,796,502

	Number of Shares	Value

Media (Continued)
Liberty Media Corp.-Liberty Formula One, Class C*	54,429	$2,143,414
Walt Disney (The) Co.	27,790	3,974,248
		13,914,164

Metal Fabricate/Hardware – 0.3%
Helios Technologies, Inc.	16,613	780,147
RBC Bearings, Inc.*	9,977	1,623,158
		2,403,305

Miscellaneous Manufacturing – 1.9%
3M Co.	8,934	1,560,948
Eaton Corp. PLC	23,125	1,900,643
Federal Signal Corp.	15,245	474,882
Illinois Tool Works, Inc.	17,282	2,665,403
Ingersoll-Rand PLC	14,183	1,753,870
Lydall, Inc.*	15,795	372,762
Parker-Hannifin Corp.	9,800	1,715,784
Textron, Inc.	64,806	3,194,936
		13,639,228

Office Furnishings – 0.2%
Interface, Inc.	54,023	748,759
Knoll, Inc.	35,347	857,165
		1,605,924

Oil & Gas – 3.1%
Callon Petroleum Co.*	130,559	642,350
Chevron Corp.	10,782	1,327,372
Cimarex Energy Co.	43,095	2,183,624
EOG Resources, Inc.	12,526	1,075,357
Exxon Mobil Corp.	37,821	2,812,369
Hess Corp.	38,617	2,503,926
Jagged Peak Energy, Inc.*	59,696	438,169
Noble Energy, Inc.	50,549	1,116,122
Occidental Petroleum Corp.	125,381	6,439,568
Penn Virginia Corp.*	11,290	386,570
Pioneer Natural Resources Co.	15,044	2,076,674
SRC Energy, Inc.*	161,893	660,523
		21,662,624

Oil & Gas Services – 0.4%
ProPetro Holding Corp.*	38,162	691,877
Schlumberger Ltd.	44,520	1,779,464
		2,471,341

Pharmaceuticals – 4.8%
AbbVie, Inc.	114,900	7,654,639
Cigna Corp.	28,076	4,770,674
Johnson & Johnson	59,993	7,812,289
McKesson Corp.	8,678	1,205,808
Merck & Co., Inc.	22,763	1,889,101

See Notes to Schedule of Investments.

4

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Pharmaceuticals (Continued)
Neogen Corp.*	16,289	$1,163,035
Novartis A.G. (Switzerland)(a)	4,441	407,235
Pfizer, Inc.	129,667	5,036,266
Roche Holding A.G. (Genusschein) (Switzerland)	2,539	679,602
Zoetis, Inc.	31,105	3,573,653
		34,192,302

Pipelines – 0.3%
Williams (The) Cos., Inc.	91,254	2,248,499

Real Estate – 0.1%
Jones Lang LaSalle, Inc.	5,047	735,297

Real Estate Investment Trusts – 2.2%
American Campus Communities, Inc.	41,643	1,946,810
Columbia Property Trust, Inc.	40,225	882,134
CubeSmart	68,945	2,340,683
Easterly Government Properties, Inc.	47,525	896,797
Equinix, Inc.	5,480	2,751,508
Mid-America Apartment Communities, Inc.	15,233	1,795,057
Monmouth Real Estate Investment Corp.	80,518	1,110,343
National Storage Affiliates Trust	15,292	463,195
PotlatchDeltic Corp.	16,441	605,357
Public Storage	2,867	695,993
RPT Realty	54,496	667,576
STAG Industrial, Inc.	26,260	780,447
Summit Hotel Properties, Inc.	75,090	834,250
		15,770,150

Retail – 2.7%
Advance Auto Parts, Inc.	18,896	2,846,493
BJ’s Wholesale Club Holdings, Inc.*	19,459	458,454
Bloomin’ Brands, Inc.	48,357	823,520
Children’s Place (The), Inc.	8,328	813,396
Chipotle Mexican Grill, Inc.*	2,913	2,317,379
Costco Wholesale Corp.	9,843	2,713,026
Five Below, Inc.*	7,008	823,160
Floor & Decor Holdings, Inc., Class A*	14,225	556,909
Home Depot (The), Inc.	13,396	2,862,591

	Number of Shares	Value

Retail (Continued)
Lowe’s Cos., Inc.	38,272	$3,880,781
Ollie’s Bargain Outlet Holdings, Inc.*	9,482	803,030
		18,898,739

Savings & Loans – 0.5%
Berkshire Hills Bancorp, Inc.	27,180	891,504
Sterling Bancorp	73,128	1,597,847
Washington Federal, Inc.	23,891	873,933
		3,363,284

Semiconductors – 2.9%
Analog Devices, Inc.	11,650	1,368,409
Brooks Automation, Inc.	10,501	407,439
Intel Corp.	119,425	6,036,934
Lattice Semiconductor Corp.*	22,398	433,177
Monolithic Power Systems, Inc.	8,019	1,188,095
NVIDIA Corp.	9,648	1,627,811
NXP Semiconductors N.V. (Netherlands)	1,890	195,407
QUALCOMM, Inc.	34,390	2,515,972
Texas Instruments, Inc.	51,274	6,409,763
		20,183,007

Software – 5.3%
Adobe, Inc.*	14,327	4,281,767
Akamai Technologies, Inc.*	36,639	3,228,995
Altair Engineering, Inc., Class A*	9,994	415,850
Change Healthcare, Inc.*	182,806	2,546,488
DocuSign, Inc.*	8,957	463,256
Envestnet, Inc.*	15,064	1,075,720
Fidelity National Information Services, Inc.	24,520	3,267,290
Fiserv, Inc.*	23,656	2,494,052
Five9, Inc.*	11,561	570,767
Guidewire Software, Inc.*	11,350	1,158,608
InterXion Holding N.V. (Netherlands)*	17,298	1,302,539
Medallia, Inc.*	9,197	366,501
Microsoft Corp.	51,667	7,040,662
Omnicell, Inc.*	11,434	859,951
Oracle Corp.	55,597	3,130,111
Splunk, Inc.*	17,971	2,431,656
Tyler Technologies, Inc.*	5,982	1,395,900
VMware, Inc., Class A	10,511	1,834,064
		37,864,177

Telecommunications – 2.4%
AT&T, Inc.	111,447	3,794,770

See Notes to Schedule of Investments.

5

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Telecommunications (Continued)
CommScope Holding Co., Inc.*	270,543	$3,863,354
Juniper Networks, Inc.	42,439	1,146,702
Nokia OYJ ADR (Finland)	1,187,295	6,423,266
Verizon Communications, Inc.	13,510	746,698
Viavi Solutions, Inc.*	57,660	845,872
		16,820,662

Textiles – 0.1%
UniFirst Corp.	4,435	873,118

Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	10,602	887,705
Canadian National Railway Co. (Canada)	11,088	1,049,036
Hub Group, Inc., Class A*	22,634	1,026,452
Kirby Corp.*	32,138	2,518,334
Knight-Swift Transportation Holdings, Inc.	31,223	1,119,032
Old Dominion Freight Line, Inc.	7,013	1,171,031
Union Pacific Corp.	13,072	2,352,306
United Parcel Service, Inc., Class B	25,133	3,002,640
		13,126,536

Total Common Stocks (Cost $601,359,600)		636,611,762

	Number of Shares	Value

Investment Companies – 6.7%
Global X MLP & Energy Infrastructure ETF	3,798,786	$47,826,716

Total Investment Companies (Cost $47,551,409)		47,826,716

Short-Term Investments – 4.4%

Money Market Fund – 4.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(b)	31,028,018	31,028,018

Total Short-Term Investments (Cost $31,028,018)		31,028,018

Total Investments – 100.9% (Cost $679,939,027)		715,466,496

Liabilities less Other Assets – (0.9)%		(6,712,723)

NET ASSETS – 100.0%		$708,753,773

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.

(b)	7-day current yield as of July 31, 2019 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

See Notes to Schedule of Investments.

6

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$627,164,628	$9,447,134	$—	$636,611,762
Investment Companies	47,826,716	—	—	47,826,716
Short-Term Investments	31,028,018	—	—	31,028,018

Total Investments	$706,019,362	$9,447,134	$—	$715,466,496

See Notes to Schedule of Investments.

7

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar International Equity Fund

	Number
	of Shares	Value

Common Stocks – 77.0%
Advertising – 1.5%
Dentsu, Inc. (Japan)	39,000	$1,289,185
Publicis Groupe S.A. (France)	66,764	3,294,523
WPP PLC (United Kingdom)	222,700	2,623,281
		7,206,989

Aerospace/Defense – 0.7%
Meggitt PLC (United Kingdom)	75,800	546,999
Rolls-Royce Holdings PLC (United Kingdom)*	264,200	2,761,511
		3,308,510

Agriculture – 0.1%
British American Tobacco Malaysia Bhd. (Malaysia)	49,200	268,701
KT&G Corp. (South Korea)	5,862	476,014
		744,715

Airlines – 0.8%
Ryanair Holdings PLC ADR (Ireland)*	62,355	3,874,116

Apparel – 0.5%
adidas A.G. (Germany)	8,084	2,576,718

Auto Manufacturers – 3.3%
Bayerische Motoren Werke A.G. (Germany)	64,920	4,802,834
Daimler A.G. (Germany)(a)	104,690	5,434,748
Maruti Suzuki India Ltd. (India)	1,978	156,700
Toyota Motor Corp. (Japan)	42,300	2,733,140
Volvo AB, Class B (Sweden)	172,400	2,561,022
		15,688,444

Auto Parts & Equipment – 2.0%
Continental A.G. (Germany)	45,375	6,221,118
Hyundai Mobis Co. Ltd. (South Korea)	4,043	818,108
Valeo S.A. (France)	53,407	1,664,293
Weichai Power Co. Ltd., Class H (China)	625,000	962,993
		9,666,512

Banks – 11.9%
Absa Group Ltd. (South Africa)	17,697	196,093
Al Rajhi Bank (Saudi Arabia)	22,413	409,966
Axis Bank Ltd. (India)	136,857	1,335,652
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	558,638	2,844,422

	Number
	of Shares	Value

Banks (Continued)
Banco do Brasil S.A. (Brazil)*	141,500	$1,830,878
Banco Santander Chile ADR (Chile)	19,285	559,072
Bank Central Asia Tbk PT (Indonesia)	356,400	782,433
Bank Mandiri Persero Tbk PT (Indonesia)	4,495,500	2,529,143
BNP Paribas S.A. (France)	142,905	6,687,959
China Construction Bank Corp., Class H (China)	3,480,000	2,671,703
China Merchants Bank Co. Ltd., Class H (China)	101,500	502,821
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	160,306	689,316
Credicorp Ltd. (Peru)	2,973	648,084
Credit Suisse Group A.G. (Switzerland)(a)*	466,700	5,642,887
DBS Group Holdings Ltd. (Singapore)	195,300	3,723,754
First Abu Dhabi Bank PJSC (United Arab Emirates)	86,659	374,820
FirstRand Ltd. (South Africa)	119,584	511,678
Habib Bank Ltd. (Pakistan)	135,900	102,419
HDFC Bank Ltd. ADR (India)	19,950	2,293,851
HSBC Holdings PLC (United Kingdom)	178,056	1,425,960
ICICI Bank Ltd. ADR (India)	162,610	1,985,468
Intesa Sanpaolo S.p.A. (Italy)	2,842,600	6,165,337
Kasikornbank PCL (Thailand)(a)	80,600	452,022
Komercni banka A.S. (Czech Republic)	4,564	176,054
Lloyds Banking Group PLC (United Kingdom)	7,144,000	4,621,340
National Bank of Kuwait S.A.K.P. (Kuwait)	62,932	206,534
Nedbank Group Ltd. (South Africa)	25,407	424,548
OTP Bank Nyrt. (Hungary)	30,374	1,264,954
Royal Bank of Scotland Group PLC (United Kingdom)	1,021,700	2,691,718
Sberbank of Russia PJSC (Russia)	6,269	23,078
Sberbank of Russia PJSC (Moscow Exchange) (Russia)	438,799	1,601,025

See Notes to Schedule of Investments.

8

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Banks (Continued)
Sberbank of Russia PJSC ADR (Russia)	93,893	$1,393,754
Standard Bank Group Ltd. (South Africa)	38,010	472,620
		57,241,363

Beverages – 1.8%
Ambev S.A. ADR (Brazil)*	611,066	3,220,318
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,570	358,916
China Resources Beer Holdings Co. Ltd. (China)	58,000	271,756
Diageo PLC (United Kingdom)	73,002	3,044,198
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	14,031	1,272,612
Kweichow Moutai Co. Ltd., Class A (China)	2,400	335,417
		8,503,217

Building Materials – 0.9%
Anhui Conch Cement Co. Ltd., Class H (China)	233,500	1,348,285
LafargeHolcim Ltd. (Switzerland)(a)*	48,305	2,370,931
Loma Negra Cia Industrial Argentina S.A. ADR (Argentina)*	8,200	101,106
PPC Ltd. (South Africa)*	166,200	56,428
Semen Indonesia Persero Tbk PT (Indonesia)	298,700	271,530
		4,148,280

Chemicals – 1.8%
Air Liquide S.A. (France)	9,442	1,303,340
Akzo Nobel N.V. (Netherlands)	4,930	465,167
Linde PLC (United Kingdom)	13,644	2,609,050
Novozymes A/S, Class B (Denmark)	25,720	1,189,427
Sasol Ltd. (South Africa)	34,946	755,658
Symrise A.G. (Germany)	20,245	1,865,430
UPL Ltd. (India)	42,088	362,912
		8,550,984

Coal – 0.2%
China Shenhua Energy Co. Ltd., Class H (China)	203,000	401,038
Coal India Ltd. (India)	121,662	360,720
		761,758

	Number
	of Shares	Value

Commercial Services – 1.9%
Ashtead Group PLC (United Kingdom)	102,300	$2,812,961
Brambles Ltd. (Australia)	62,000	554,585
Bureau Veritas S.A. (France)	64,659	1,611,122
CCR S.A. (Brazil)	228,360	897,559
Cielo S.A. (Brazil)	231,900	439,938
DP World PLC (United Arab Emirates)	597	9,194
G4S PLC (United Kingdom)	523,200	1,214,322
SGS S.A. (Switzerland)(a)	544	1,343,390
StoneCo Ltd., Class A (Brazil)*	4,885	171,024
TAL Education Group ADR (China)*	4,884	157,265
		9,211,360

Computers – 1.1%
Check Point Software Technologies Ltd. (Israel)*	32,305	3,616,545
Infosys Ltd. (India)	19,169	218,775
Infosys Ltd. ADR (India)	53,584	606,571
Tata Consultancy Services Ltd. (India)	34,629	1,108,406
		5,550,297

Cosmetics/Personal Care – 1.8%
LG Household & Health Care Ltd. (South Korea)	1,140	1,207,062
L’Oreal S.A. (France)	14,583	3,901,890
Unicharm Corp. (Japan)	41,500	1,174,081
Unilever PLC (United Kingdom)	38,667	2,326,291
		8,609,324

Distribution/Wholesale – 0.4%
Ferguson PLC	26,885	2,000,588

Diversified Financial Services – 1.3%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	25,300	280,422
Housing Development Finance Corp. Ltd. (India)	27,771	853,797
KB Financial Group, Inc. (South Korea)	22,725	830,413
Network International Holdings PLC (United Arab Emirates)(b)*	14,904	110,962
Schroders PLC (United Kingdom)	95,200	3,434,222
Shinhan Financial Group Co. Ltd. (South Korea)	24,399	893,702
		6,403,518

See Notes to Schedule of Investments.

9

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Electric – 0.1%
China Longyuan Power Group Corp. Ltd., Class H (China)	146,000	$89,278
Huaneng Renewables Corp. Ltd., Class H (China)	384,000	104,369
Power Grid Corp. of India Ltd. (India)	62,201	190,147
		383,794

Electronics – 0.3%
AAC Technologies Holdings, Inc. (China)	99,310	533,646
Hangzhou Hikvision Digital Technology Co. Ltd., Class A (China)	52,730	232,774
Hon Hai Precision Industry Co. Ltd. (Taiwan)	260,000	651,760
Omron Corp. (Japan)	5,900	280,701
		1,698,881

Engineering & Construction – 0.1%
Airports of Thailand PCL (Thailand)(a)	64,000	148,699
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	1,085	165,061
		313,760

Food – 2.0%
Bid Corp. Ltd. (South Africa)	3,044	63,672
BIM Birlesik Magazalar A.S. (Turkey)	26,600	223,343
China Mengniu Dairy Co. Ltd. (China)*	195,000	786,834
Danone S.A. (France)	5,500	477,338
Magnit PJSC GDR (Russia)(a)	36,267	525,871
Nestle S.A. (Switzerland)(a)	3,800	403,131
Nestle S.A. ADR (Switzerland)	49,908	5,294,241
Shoprite Holdings Ltd. (South Africa)	102,636	1,102,656
Uni-President Enterprises Corp. (Taiwan)	106,000	274,378
Universal Robina Corp. (Philippines)	101,380	317,688
X5 Retail Group N.V. GDR (Russia)(a)	6,875	229,900
		9,699,052

Forest Products & Paper – 0.2%
Mondi PLC (United Kingdom)	19,253	419,442

	Number
	of Shares	Value

Forest Products & Paper (Continued)
Suzano S.A. (Brazil)	31,060	$248,962
UPM-Kymmene OYJ (Finland)	6,900	185,990
		854,394

Gas – 0.1%
ENN Energy Holdings Ltd. (China)	55,100	566,781

Healthcare - Products – 1.5%
EssilorLuxottica S.A. (France)	10,485	1,419,316
Hengan International Group Co. Ltd. (China)	127,000	960,581
Olympus Corp. (Japan)	111,700	1,217,852
Sonova Holding A.G. (Switzerland)(a)	8,586	1,974,408
Sysmex Corp. (Japan)	25,700	1,865,900
		7,438,057

Healthcare - Services – 0.6%
Life Healthcare Group Holdings Ltd. (South Africa)	238,996	376,269
Lonza Group A.G. (Switzerland)(a)*	7,300	2,500,641
		2,876,910

Holding Companies - Diversified – 0.2%
KOC Holding A.S. (Turkey)	201,434	674,472
Siam Cement (The) PCL (Thailand)(a)	32,000	451,569
		1,126,041

Home Furnishings – 0.1%
Midea Group Co. Ltd., Class A (China)	13,000	102,040
Woongjin Coway Co. Ltd. (South Korea)	8,817	625,261
		727,301

Household Products/Wares – 0.4%
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)*	265,200	550,224
Reckitt Benckiser Group PLC (United Kingdom)	17,040	1,317,248
		1,867,472

Insurance – 4.5%
AIA Group Ltd. (Hong Kong)	583,400	5,971,547
Allianz S.E. (Germany)(a)	32,739	7,595,746
AMP Ltd. (Australia)	870,200	1,058,508
BB Seguridade Participacoes S.A. (Brazil)	116,000	988,159

See Notes to Schedule of Investments.

10

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Insurance (Continued)
Hanwha Life Insurance Co. Ltd. (South Korea)	31,926	$70,562
IRB Brasil Resseguros S/A (Brazil)	16,900	415,154
Ping An Insurance Group Co. of China Ltd., Class H (China)	314,000	3,700,745
Sanlam Ltd. (South Africa)	210,169	1,087,785
Willis Towers Watson PLC (United Kingdom)	4,480	874,586
		21,762,792

Internet – 5.4%
58.com, Inc. ADR (China)*	3,200	180,416
Alibaba Group Holding Ltd. ADR (China)*	15,139	2,620,712
Baidu, Inc. ADR (China)*	39,841	4,450,237
Ctrip.com International Ltd. ADR (China)*	9,900	385,902
M3, Inc. (Japan)	121,000	2,437,607
Mail.Ru Group Ltd. GDR (Russia)(a)*	7,582	194,455
MercadoLibre, Inc. (Argentina)*	920	571,706
Naspers Ltd., Class N (South Africa)	20,605	5,022,681
NAVER Corp. (South Korea)	34,741	4,030,547
Tencent Holdings Ltd. (China)	93,100	4,337,809
Yandex N.V., Class A (Russia)*	48,711	1,910,445
		26,142,517

Investment Management Companies – 0.8%
EXOR N.V. (Netherlands)	52,300	3,642,242

Iron/Steel – 0.6%
Ternium S.A. ADR (Netherlands)	19,067	402,886
thyssenkrupp A.G. (Germany)	184,100	2,356,020
		2,758,906

Leisure Time – 0.2%
Bajaj Auto Ltd. (India)	12,022	438,369
Hero MotoCorp Ltd. (India)	17,952	612,082
		1,050,451

Lodging – 0.7%
Accor S.A. (France)	71,335	3,182,404

	Number
	of Shares	Value

Machinery - Construction & Mining – 1.2%
Epiroc AB, Class A (Sweden)	126,341	$1,384,419
Komatsu Ltd. (Japan)	186,600	4,172,452
		5,556,871

Machinery - Diversified – 3.0%
Atlas Copco AB, Class A (Sweden)	108,025	3,299,529
CNH Industrial N.V. (United Kingdom)	527,600	5,342,213
FANUC Corp. (Japan)	7,200	1,279,631
Keyence Corp. (Japan)	3,800	2,180,627
Kubota Corp. (Japan)	140,600	2,168,828
		14,270,828

Media – 0.8%
Grupo Televisa S.A.B. ADR (Mexico)	68,600	652,386
Liberty Global PLC, Class A (United Kingdom)*	71,100	1,896,237
Liberty Global PLC, Class C (United Kingdom)*	51,900	1,351,476
		3,900,099

Metal Fabricate/Hardware – 0.7%
Catcher Technology Co. Ltd. (Taiwan)	99,000	725,486
SKF AB, Class B (Sweden)	152,100	2,494,866
Tenaris S.A. ADR (Netherlands)	12,050	301,009
		3,521,361

Mining – 1.7%
Alrosa PJSC (Moscow Exchange) (Russia)	280,422	358,610
Alrosa PJSC (Russia)	322,300	414,134
Glencore PLC (Switzerland)*	1,693,100	5,429,470
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	154,000	377,692
Rio Tinto PLC (Australia)	23,804	1,344,247
Southern Copper Corp. (Peru)	7,200	257,688
		8,181,841

Miscellaneous Manufacturing – 1.3%
Alfa Laval AB (Sweden)	81,513	1,522,674
Largan Precision Co. Ltd. (Taiwan)	7,000	946,250
Orica Ltd. (Australia)	126,300	1,881,638
Smiths Group PLC (United Kingdom)	75,200	1,495,562
Sunny Optical Technology Group Co. Ltd. (China)	16,900	195,421
		6,041,545

See Notes to Schedule of Investments.

11

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Oil & Gas – 2.4%
Bharat Petroleum Corp. Ltd. (India)	76,868	$384,212
Cenovus Energy, Inc. (Canada)	233,400	2,169,888
CNOOC Ltd. (China)	353,000	582,014
Gazprom PJSC ADR (Russia)	88,696	648,315
LUKOIL PJSC ADR (Russia)	9,890	811,653
LUKOIL PJSC ADR (OTC Exchange) (Russia)	26,146	2,129,592
Oil & Natural Gas Corp. Ltd. (India)	232,560	467,924
Pakistan Petroleum Ltd. (Pakistan)	313,300	261,880
Royal Dutch Shell PLC, Class B (Netherlands)	67,752	2,139,950
Tupras Turkiye Petrol Rafinerileri A.S. (Turkey)	39,027	978,642
YPF S.A. ADR (Argentina)	56,167	923,947
		11,498,017

Oil & Gas Services – 0.4%
Schlumberger Ltd.	49,376	1,973,559

Pharmaceuticals – 2.6%
Bayer A.G. (Germany)(a)	85,460	5,535,158
Chugai Pharmaceutical Co. Ltd. (Japan)	29,400	2,103,483
CSPC Pharmaceutical Group Ltd. (China)	94,000	163,126
Grifols S.A. (Spain)	21,579	699,345
Roche Holding A.G. (Genusschein) (Switzerland)	15,136	4,051,381
		12,552,493

Real Estate – 0.0%(c)
BR Malls Participacoes S.A. (Brazil)	31,900	125,716
Multiplan Empreendimentos Imobiliarios S.A. (Brazil)*	15,000	111,704
		237,420

Retail – 3.0%
Alimentation Couche-Tard, Inc., Class B (Canada)	27,600	1,691,802
Astra International Tbk PT (Indonesia)	2,094,900	1,038,295
Bidvest Group (The) Ltd. (South Africa)	36,077	461,990
Cie Financiere Richemont S.A. (Switzerland)(a)	23,580	2,020,647

	Number
	of Shares	Value

Retail (Continued)
Clicks Group Ltd. (South Africa)	14,482	$206,219
CP ALL PCL (Thailand)(a)	266,400	743,999
Hennes & Mauritz AB, Class B (Sweden)	236,300	4,119,913
Lojas Renner S.A. (Brazil)*	57,942	717,374
Motus Holdings Ltd. (South Africa)	40,141	206,820
President Chain Store Corp. (Taiwan)	32,000	307,745
Raia Drogasil S.A. (Brazil)*	35,500	767,422
SM Investments Corp. (Philippines)	29,580	578,467
Swatch Group (The) A.G. (Bearer) (Switzerland)	4,015	1,166,245
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	132,601	391,290
		14,418,228

Semiconductors – 5.6%
ASM Pacific Technology Ltd. (Hong Kong)	59,100	691,184
ASML Holding N.V. (Netherlands)	8,660	1,929,657
Infineon Technologies A.G. (Germany)	187,969	3,481,593
Samsung Electronics Co. Ltd. (South Korea)	182,511	6,912,552
Samsung Electronics Co. Ltd. GDR (South Korea)	1,866	1,788,255
SK Hynix, Inc. (South Korea)	33,723	2,158,748
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	689,000	5,665,683
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	103,241	4,401,164
		27,028,836

Software – 2.2%
Amadeus IT Group S.A. (Spain)	25,702	2,008,532
Dassault Systemes S.E. (France)	13,512	2,055,399
HCL Technologies Ltd. (India)	44,182	662,558
NetEase, Inc. ADR (China)	6,114	1,411,234
SAP S.E. ADR (Germany)	33,114	4,074,015
Tencent Music Entertainment Group ADR (China)*	12,146	173,323
		10,385,061

See Notes to Schedule of Investments.

12

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Telecommunications – 1.4%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	75,848	$1,061,113
China Mobile Ltd. ADR (China)	66,175	2,819,055
Mobile TeleSystems PJSC ADR (Russia)	89,693	732,792
PLDT, Inc. ADR (Philippines)	18,240	402,192
Telekomunikasi Indonesia Persero Tbk PT ADR (Indonesia)	33,129	998,177
Vodacom Group Ltd. (South Africa)	67,712	553,484
		6,566,813

Transportation – 0.9%
Canadian National Railway Co. (Canada)	28,164	2,664,596
Imperial Logistics Ltd. (South Africa)	10,036	31,947
Kuehne + Nagel International A.G. (Switzerland)(a)	10,460	1,540,165
		4,236,708

Total Common Stocks (Cost $366,588,897)		370,508,128

Preferred Stocks – 1.6%
Banks – 0.8%
Banco Bradesco S.A., (Brazil)*	73,820	670,045
Grupo Aval Acciones y Valores S.A., 5.12% (Colombia)(d)	16,700	125,417
Itau Unibanco Holding S.A., 0.52% (Brazil)(d)	171,356	1,567,476
Itau Unibanco Holding S.A. ADR, 0.51% (Brazil)(d)	175,589	1,606,639
		3,969,577

Chemicals – 0.1%
FUCHS PETROLUB S.E., 2.79% (Germany)(d)	17,152	657,244

	Number
	of Shares	Value

Pharmaceuticals – 0.2%
Grifols S.A. ADR, 1.55% (Spain)(d)	28,964	$659,221

Semiconductors – 0.5%
Samsung Electronics Co. Ltd., 3.91% (South Korea)(d)	12,259	379,132
Samsung Electronics Co. Ltd. GDR, 3.81% (South Korea)(a)(d)	2,331	1,817,230
		2,196,362

Total Preferred Stocks (Cost $7,497,033)		7,482,404

Investment Companies – 18.2%
iShares MSCI United Kingdom ETF	1,389,834	43,835,364
JPMorgan BetaBuilders Japan ETF	1,929,566	43,878,331

Total Investment Companies (Cost $88,126,564)		87,713,695

Short-Term Investments – 3.1%
Money Market Fund – 3.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(e)	14,670,540	14,670,540

Total Short-Term Investments (Cost $14,670,540)		14,670,540

Total Investments – 99.9% (Cost $476,883,034)		480,374,767

Other Assets less Liabilities – 0.1%		635,856

NET ASSETS – 100.0%		$481,010,623

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)	Amount rounds to less than 0.05%.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	7-day current yield as of July 31, 2019 is disclosed.

See Notes to Schedule of Investments.

13

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company

Concentration by Currency (%)
Euro	28.9
U.S. Dollar	27.1
British Pound	8.7
Hong Kong Dollar	5.2
All other currencies less than 5%	30.1

Total	100.0

Country Diversification (%)
Germany	9.3
United Kingdom	8.9
Switzerland	7.0
China	6.4
France	5.3
All other countries less than 5%	63.1

Total	100.0

Forward Foreign Currency Contracts outstanding at July 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/18/19	U.S. Dollars	1,488,900	Swiss Francs	1,457,000	Northern Trust	$3,959

Net Unrealized Appreciation						$3,959

See Notes to Schedule of Investments.

14

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$76,027,175	$294,480,953	$—	$370,508,128
Preferred Stocks	4,628,798	2,853,606	—	7,482,404
Investment Companies	87,713,695	—	—	87,713,695
Short-Term Investments	14,670,540	—	—	14,670,540

Total Investments	$183,040,208	$297,334,559	$—	$480,374,767

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$3,959	$—	$3,959

Total Net Derivative Financial Instruments	$—	$3,959	$—	$3,959

See Notes to Schedule of Investments.

15

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar Global Income Fund

	Number of Shares	Value

Common Stocks – 43.0%
Aerospace/Defense – 1.0%
BAE Systems PLC (United Kingdom)	284,300	$1,888,815

Agriculture – 1.8%
Imperial Brands PLC (United Kingdom)	65,400	1,659,856
Philip Morris International, Inc.	21,573	1,803,719
		3,463,575

Auto Parts & Equipment – 1.4%
Cie Generale des Etablissements Michelin S.C.A. (France)	24,840	2,745,996

Banks – 4.3%
BNP Paribas S.A. (France)	42,650	1,996,021
JPMorgan Chase & Co.	29,074	3,372,584
United Overseas Bank Ltd. (Singapore)	147,900	2,817,904
		8,186,509

Building Materials – 2.1%
Johnson Controls International PLC	51,884	2,201,957
Xinyi Glass Holdings Ltd. (Hong Kong)	1,845,000	1,859,827
		4,061,784

Chemicals – 0.6%
Dow, Inc.	23,800	1,152,872

Cosmetics/Personal Care – 1.6%
Unilever N.V. (United Kingdom)(a)	52,643	3,039,607

Electric – 1.8%
NextEra Energy, Inc.	16,380	3,393,445

Entertainment – 1.4%
OPAP S.A. (Greece)	228,410	2,570,805

Forest Products & Paper – 1.3%
UPM-Kymmene OYJ (Finland)	91,700	2,471,775

Healthcare - Services – 1.5%
Sonic Healthcare Ltd. (Australia)	152,585	2,920,310

Insurance – 4.2%
Allianz S.E. (Germany)(a)	12,007	2,785,733

	Number of Shares	Value

Insurance (Continued)
NN Group N.V. (Netherlands)	58,625	$2,202,603
Zurich Insurance Group A.G. (Switzerland)	8,960	3,116,571
		8,104,907

Mining – 1.0%
MMC Norilsk Nickel PJSC ADR (Russia)	87,047	1,985,542

Miscellaneous Manufacturing – 1.3%
Siemens A.G. (Germany)(a)	23,315	2,537,449

Oil & Gas – 3.5%
Chevron Corp.	18,503	2,277,904
LUKOIL PJSC ADR (Russia)	3,000	246,204
LUKOIL PJSC ADR (OTC Exchange) (Russia)	21,433	1,745,718
Royal Dutch Shell PLC, Class B ADR (Netherlands)	36,976	2,346,867
		6,616,693

Pharmaceuticals – 4.4%
GlaxoSmithKline PLC (United Kingdom)	158,535	3,278,652
Novartis A.G. ADR (Switzerland)	34,301	3,141,285
Pfizer, Inc.	51,370	1,995,211
		8,415,148

Real Estate Investment Trusts – 4.1%
Ascendas Real Estate Investment Trust (Singapore)	1,168,750	2,594,846
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	1,490,800	2,100,403
Welltower, Inc.	38,421	3,193,553
		7,888,802

Semiconductors – 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	332,000	2,730,053

Telecommunications – 4.3%
AT&T, Inc.	75,729	2,578,572
BCE, Inc. (Canada)	63,069	2,845,043
Cisco Systems, Inc.	49,940	2,766,676
		8,190,291

Total Common Stocks
(Cost $78,688,668)		82,364,378

See Notes to Schedule of Investments.

16

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

	Number of Shares	Value

Investment Companies – 53.1%
Global X MLP & Energy Infrastructure ETF	1,030,859	$12,978,515
Global X U.S. Preferred ETF	233,818	5,822,068
iShares MSCI United Kingdom ETF	472,163	14,892,021
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	879,745	21,259,752
Schwab Intermediate-Term U.S. Treasury ETF	145,434	7,975,601
Schwab U.S. REIT ETF	84,187	3,801,043
SPD.R. Bloomberg Barclays Convertible Securities ETF	144,739	7,762,353
Vanguard Intermediate-Term Bond ETF	89,473	7,727,783
Vanguard Long-Term Treasury ETF	239,409	19,564,503

Total Investment Companies
(Cost $99,687,844)		101,783,639

	Number of Shares	Value

Short-Term Investments – 3.6%

Money Market Fund – 3.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(b)	7,003,633	$7,003,633

Total Short-Term Investments
(Cost $7,003,633)		7,003,633

Total Investments – 99.7%
(Cost $185,380,145)		191,151,650

Other Assets less Liabilities – 0.3%		525,296

NET ASSETS – 100.0%		$191,676,946

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	7-day current yield as of July 31, 2019 is disclosed.

Percentages shown are based on Net Assets

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
UCITS	Undertakings for Collective Investment in Transferable Securities

Concentration by Currency (%)
Euro	73.1
U.S. Dollar	13.6
All other currencies less than 5%	13.3

Total	100.0

Country Diversification (%)
United States	16.5
United Kingdom	5.1
All other countries less than 5%	78.4

Total	100.0

See Notes to Schedule of Investments.

17

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$ 41,940,959	$40,423,419	$—	$ 82,364,378
Investment Companies	101,783,639	—	—	101,783,639
Short-Term Investments	7,003,633	—	—	7,003,633

Total Investments	$150,728,231	$40,423,419	$—	$191,151,650

See Notes to Schedule of Investments.

18

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar Total Return Bond Fund

	Par(a)	Value

Long Positions – 114.9%
Asset-Backed Securities – 13.0%
Automobile – 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(b)	$740,000	$761,863
Hertz Vehicle Financing II L.P., Series 2018-1A, Class A, 3.29%, 2/25/24(b)	500,000	506,872
		1,268,735

Commercial Mortgage-Backed Securities – 4.1%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(c)	880,000	859,003
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(c)	113,000	113,185
BANK, Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	105,435
BANK, Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	535,568
Bayview Commercial Asset Trust, Series 2006-1A, Class A1,(1M USD LIBOR + 0.27%), 2.54%, 4/25/36(b)(d)	499,802	480,662
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.46%, 1/12/45(c)	116,953	116,661
BENCHMARK Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	423,864
BENCHMARK Mortgage Trust, Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	538,666
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.05%, 3/15/52(c)	2,896,812	237,043
BHMS, Series 2018-ATLS, Class A,(1M USD LIBOR + 1.25%, 1.25% Floor), 3.58%, 7/15/35(b)(d)	1,300,000	1,301,635
BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(c)	370,000	374,748
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A,(1M USD LIBOR + 1.07%, 1.07% Floor), 3.40%, 12/15/37(b)(d)	590,000	591,841

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D,(1M USD LIBOR + 1.75%, 1.75% Floor), 4.07%, 12/15/37(b)(d)	$100,000	$100,688
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(c)	100,000	110,345
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class D, 4.95%, 5/10/49(b)(c)	250,000	254,774
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4, 3.33%, 4/15/49	260,000	271,292
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 2.80%, 4/15/49(b)	62,515	54,298
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	443,800
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.74%, 1/10/24(b)(c)	500,000	529,987
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 4.74%, 1/10/24(b)(c)	500,000	516,740
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A,(1M USD LIBOR + 0.92%, 0.92% Floor), 3.25%, 12/15/36(b)(d)	300,000	299,624
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class C, 4.98%, 3/15/52(c)	142,018	158,246
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	553,835
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(c)	13,945,000	385,998
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS,(1M USD LIBOR + 1.50%, 1.50% Floor), 3.81%, 4/15/36(b)(d)	500,000	500,781

See Notes to Schedule of Investments.

19

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
Government National Mortgage Association, Series 2014-H20, Class FA,(1M USD LIBOR + 0.43%, 0.43% Floor, 12.34% Cap), 2.86%, 10/20/64(d)	$300,625	$300,051
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28(b)(c)	100,000	100,417
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class E,(1M USD LIBOR + 1.50%, 1.75% Floor), 3.82%, 7/15/32(b)(d)	110,000	110,276
GS Mortgage Securities Corp. Trust, Series 2019-BOCA, Class A,(1M USD LIBOR + 1.20%, 1.20% Floor), 3.53%, 6/15/38(b)(d)	100,000	100,062
GS Mortgage Securities Corp. Trust, Series 2019-BOCA, Class B,(1M USD LIBOR + 1.50%, 1.50% Floor), 3.83%, 6/15/38(b)(d)	620,000	620,577
GS Mortgage Securities Corp. Trust, Series 2019-BOCA, Class C,(1M USD LIBOR + 1.73%, 1.73% Floor), 4.05%, 6/15/38(b)(d)	530,000	530,991
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43%, 8/10/50	220,000	231,655
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 3.00%, 8/10/50(b)	70,000	63,547
GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	252,250
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	248,107
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.11%, 4/20/48(b)(c)	500,000	506,568

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5, 3.64%, 10/15/48	$450,000	$476,944
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A,(1M USD LIBOR + 1.40%, 1.40% Floor), 3.73%, 5/15/36(b)(d)	410,000	409,999
Morgan Stanley Capital I Trust, Series 2019-L2, Class A4, 4.07%, 3/15/52	1,000,000	1,105,587
Morgan Stanley Capital I Trust, Series 2019-L2, Class XA, 1.03%, 3/15/52(c)	2,571,462	210,510
PFP Ltd., Series 2019-5, Class A,(1M USD LIBOR + 0.97%, 0.97% Floor), 3.30%, 4/14/36(b)(d)	314,500	314,794
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A,(1M USD LIBOR + 0.95%, 1.94% Floor), 3.28%, 6/15/33(b)(d)	1,493,000	1,493,469
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	240,000	253,015
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class D, 3.24%, 12/15/48(b)	250,000	220,376
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	331,834
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class A5, 4.02%, 3/15/52	232,051	255,791
		17,995,539

Home Equity – 0.4%
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.05%, 3/25/36(c)	79,721	68,901
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1,(1M USD LIBOR + 0.87%, 0.58% Floor), 3.13%, 11/25/34(d)	860,274	867,480

See Notes to Schedule of Investments.

20

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Home Equity (Continued)
Option One Mortgage Loan Trust, Series 2004-3, Class M1,(1M USD LIBOR + 0.78%, 0.52% Floor), 3.05%, 11/25/34(d)	$530,504	$530,960
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3,(1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 2.64%, 8/25/35(d)	418,783	408,825
		1,876,166

Other – 5.8%
Ajax Mortgage Loan Trust, Series 2018-F, Class A, 4.37%, 11/25/58(b)(c)	195,860	196,511
Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.37%, 6/25/57(b)(c)	88,058	87,655
Ajax Mortgage Loan Trust, Series 2019-A, Class A, 3.75%, 8/25/57(b)(c)	461,501	461,188
Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 1/25/59(b)(c)	564,634	565,999
Allegro CLO I Ltd., Series 2013-1A, Class A1R,(3M USD LIBOR + 1.22%), 3.49%, 1/30/26(b)(d)	255,886	256,057
Allegro CLO IV Ltd., Series 2016-1A, Class AR,(3M USD LIBOR + 1.15%), 3.45%, 1/15/30(b)(d)	250,000	250,006
ALM VII Ltd., Series 2012-7A, Class A1A2,(3M USD LIBOR + 1.17%, 1.17% Floor), 3.47%, 7/15/29(b)(d)	250,000	250,022
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R7, Class M2,(1M USD LIBOR + 0.50%, 0.50% Floor), 2.77%, 9/25/35(d)	492,871	494,371
AMMC LTD., Series 2017-21A, Class A,(3M USD LIBOR + 1.25%), 3.83%, 11/02/30(b)(d)	250,000	249,537
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R,(3M USD LIBOR + 1.25%), 3.55%, 10/13/30(b)(d)	500,000	498,865

	Par(a)	Value

Other (Continued)
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/07/49(b)	$380,000	$385,563
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R,(3M USD LIBOR + 1.19%), 3.49%, 4/17/26(b)(d)	332,385	332,694
Atrium IX,(3M USD LIBOR + 1.24%), 3.76%, 5/28/30(b)(d)	500,000	500,134
Avery Point IV CLO Ltd., Series 2014-1A, Class AR,(3M USD LIBOR + 1.10%), 3.38%, 4/25/26(b)(d)	271,276	271,281
Babson Ltd., Series 2015-IA, Class AR,(3M USD LIBOR + 0.99%, 0.99% Floor), 3.27%, 1/20/31(b)(d)	250,000	246,729
Ballyrock Ltd., Series 2018-1A, Class A1,(3M USD LIBOR + 1.00%), 3.28%, 4/20/31(b)(d)	250,000	245,661
Battalion CLO X Ltd., Series 2016-10A, Class A1R,(3M USD LIBOR + 1.25%, 1.25% Floor), 3.53%, 1/24/29(b)(d)	310,000	309,839
Battalion CLO X Ltd., Series 2016-10A, Class A2R,(3M USD LIBOR + 1.80%, 1.80% Floor), 4.08%, 1/24/29(b)(d)	260,000	259,121
Bayview Commercial Asset Trust, Series 2007-4A, Class A1,(1M USD LIBOR + 0.45%, 0.45% Floor), 2.72%, 9/25/37(b)(d)	570,764	542,665
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R,(3M USD LIBOR + 1.75%), 4.05%, 7/15/29(b)(d)	500,000	498,068
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR,(3M USD LIBOR + 1.25%, 1.25% Floor), 3.53%, 1/20/29(b)(d)	500,000	500,898

See Notes to Schedule of Investments.

21

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (3M USD LIBOR + 1.05%, 1.05% Floor), 3.57%, 11/20/28(b)(d)	$250,000	$249,477
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2,(3M USD LIBOR + 1.23%, 1.23% Floor), 3.51%, 1/20/29(b)(d)	500,000	499,751
BlueMountain CLO Ltd., Series 2015-3A, Class A1R,(3M USD LIBOR + 1.00%), 3.28%, 4/20/31(b)(d)	250,000	248,224
Burnham Park Clo Ltd., Series 2016-1A, Class A,(3M USD LIBOR + 1.43%), 3.71%, 10/20/29(b)(d)	300,000	300,907
California Street CLO IX LP, Series 2012-9A, Class AR2,(3M USD LIBOR + 1.32%), 3.60%, 7/16/32(b)(d)	250,000	249,870
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1,(3M USD LIBOR + 1.05%), 3.57%, 5/15/31(b)(d)	740,000	734,210
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A,(1M USD LIBOR + 2.50%, 2.50% Floor), 4.77%, 7/25/37(d)	500,000	531,876
Cutwater Ltd., Series 2014-1A, Class A1AR,(3M USD LIBOR + 1.25%), 3.55%, 7/15/26(b)(d)	220,422	220,371
Dryden 71 CLO Ltd., Series 2018-71A, Class A,(3M USD LIBOR + 1.15%, 1.15% Floor), 3.45%, 1/15/29(b)(d)	250,000	250,354
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR,(3M USD LIBOR + 0.90%), 3.20%, 10/15/27(b)(d)	500,000	498,739
Elm CLO, Series 2014-1A, Class ARR,(3M USD LIBOR + 1.17%), 3.47%, 1/17/29(b)(d)	250,000	249,847

	Par(a)	Value

Other (Continued)
Elm CLO, Series 2014-1A, Class BRR,(3M USD LIBOR + 1.75%), 4.05%, 1/17/29(b)(d)	$250,000	$249,810
First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1,(1M USD LIBOR + 1.80%, 1.20% Floor), 4.20%, 10/25/33(d)	453,145	456,889
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A1,(1M USD LIBOR + 0.12%, 0.12% Floor), 2.39%, 10/25/36(d)	38,103	31,033
Flatiron Clo 17 Ltd., Series 2017-1A, Class A,(3M USD LIBOR + 1.25%), 3.77%, 5/15/30(b)(d)	300,000	300,875
GSAMP Trust, Series 2006-FM3, Class A1,(1M USD LIBOR + 0.14%, 0.14% Floor), 2.41%, 11/25/36(d)	74,406	43,496
JFIN CLO Ltd., Series 2014-1A, Class AR,(3M USD LIBOR + 0.95%), 3.23%, 4/21/25(b)(d)	286,607	286,159
KKR CLO 16 Ltd., Series 16, Class A1R,(3M USD LIBOR + 1.25%, 1.25% Floor), 3.53%, 1/20/29(b)(d)	250,000	249,852
KKR CLO 16 Ltd., Series 16, Class A2R,(3M USD LIBOR + 1.80%, 1.80% Floor), 4.08%, 1/20/29(b)(d)	250,000	249,800
KKR CLO Ltd., Series 21, Class A,(3M USD LIBOR + 1.00%), 3.30%, 4/15/31(b)(d)	250,000	247,027
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1,(3M USD LIBOR + 1.08%), 3.40%, 7/16/31(b)(d)	250,000	247,412
LCM XXIV Ltd., Series 24A, Class A,(3M USD LIBOR + 1.31%, 1.31% Floor), 3.59%, 3/20/30(b)(d)	750,000	751,025
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1,(Step to 6.20%on 8/25/22), 3.20%, 5/25/59(b)(e)	1,000,000	1,000,482

See Notes to Schedule of Investments.

22

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(b)	$666,801	$668,713
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3,(1M USD LIBOR + 0.15%, 0.15% Floor), 2.42%, 7/25/36(d)	908,521	462,917
Madison Park Funding XI Ltd., Series 2013-11A, Class AR,(3M USD LIBOR + 1.16%), 3.42%, 7/23/29(b)(d)	500,000	500,766
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2,(3M USD LIBOR + 0.95%), 3.25%, 4/19/30(b)(d)	500,000	497,631
Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R,(3M USD LIBOR + 1.33%), 3.61%, 4/20/26(b)(d)	493,300	493,510
Madison Park Funding XXI Ltd., Series 2016-21A, Class A1,(3M USD LIBOR + 1.53%), 3.80%, 7/25/29(b)(d)	500,000	499,655
Mariner CLO, Series 2017-4A, Class A,(3M USD LIBOR + 1.21%), 3.48%, 10/26/29(b)(d)	250,000	249,009
Midocean Credit CLO VII, Series 2017-7A, Class B,(3M USD LIBOR + 1.90%), 4.20%, 7/15/29(b)(d)	250,000	249,969
Myers Park CLO Ltd., Series 2018-1A, Class B1,(3M USD LIBOR + 1.60%, 1.60% Floor), 3.88%, 10/20/30(b)(d)	250,000	247,437
Oaktree CLO Ltd., Series 2015-1A, Class A1R,(3M USD LIBOR + 0.87%), 3.15%, 10/20/27(b)(d)	500,000	499,419
OFSI Fund VI Ltd., Series 2014-6A, Class BR,(3M USD LIBOR + 1.50%), 3.80%, 3/20/25(b)(d)	500,000	491,598
OFSI Fund VII Ltd., Series 2014-7A, Class AR,(3M USD LIBOR + 0.90%), 3.20%, 10/18/26(b)(d)	55,523	55,450
OHA Loan Funding, Series 2015-1A, Class AR,(3M USD LIBOR + 1.41%), 3.93%, 8/15/29(b)(d)	250,000	250,661

	Par(a)	Value

Other (Continued)
Palmer Square CLO Ltd., Series 2018-2A, Class A1A,(3M USD LIBOR + 1.10%), 3.42%, 7/16/31(b)(d)	$500,000	$496,044
Riserva CLO Ltd., Series 2016-3A, Class AR,(3M USD LIBOR + 1.14%), 3.44%, 10/18/28(b)(d)	250,000	249,855
RR 3 Ltd., Series 2018-3A, Class A1R2,(3M USD LIBOR + 1.09%, 1.09% Floor), 3.39%, 1/15/30(b)(d)	250,000	248,521
SBA Small Business Investment Cos., Series 2019-10A, Class 1, 3.11%, 3/10/29	100,000	103,064
Sound Point CLO XXIII, Series 2019-2A, Class A1,(3M USD LIBOR + 1.40%, 1.40% Floor), 3.88%, 4/15/32(b)(d)	250,000	249,932
Symphony CLO XIV Ltd., Series 2014-14A, Class A1R,(3M USD LIBOR + 1.28%), 3.58%, 7/14/26(b)(d)	457,617	457,402
TCW CLO Ltd., Series 2019-1A, Class A,(3M USD LIBOR + 1.44%, 1.44% Floor), 4.12%, 2/15/29(b)(d)	270,000	269,905
Thacher Park CLO Ltd., Series 2014-1A, Class AR,(3M USD LIBOR + 1.16%), 3.44%, 10/20/26(b)(d)	384,592	384,577
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)	500,000	519,090
Tryon Park Ltd., Series 2013-1A, Class A1SR,(3M USD LIBOR + 0.89%), 3.19%, 4/15/29(b)(d)	250,000	248,429
United States Small Business Administration, Series 2019-20D, Class 1, 2.98%, 4/01/39	50,000	51,852
United States Small Business Administration, Series 2019-25G, Class 1, 2.69%, 7/01/44	80,000	81,057
Venture 31 CLO Ltd., Series 2018-31A, Class A1,(3M USD LIBOR + 1.03%, 1.03% Floor), 3.31%, 4/20/31(b)(d)	410,000	403,823

See Notes to Schedule of Investments.

23

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1,(Step to 6.97%on 3/25/22), 3.97%, 2/25/49(b)(e)	$139,769	$140,316
Westcott Park CLO Ltd., Series 2016-1A, Class AR,(3M USD LIBOR + 1.21%), 3.49%, 7/20/28(b)(d)	500,000	501,017
York Clo-3 Ltd., Series 2016-1A, Class BR,(3M USD LIBOR + 1.75%), 4.03%, 10/20/29(b)(d)	500,000	496,313
Zais CLO 13 Ltd., Series 2019-13A, Class A1A, 7/15/32(b)(f)	250,000	247,813
		25,866,095

Residential Mortgage-Backed Securities – 0.1%
Mill City Mortgage Loan Trust, Series 2018-2, Class B4, 0.00%, 10/25/28(g)	930,715	205,502
Mill City Mortgage Loan Trust, Series 2018-4, Class R, 4.00%, 10/25/28	224,467	224,893
		430,395

Student Loan – 0.4%
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(b)	510,000	520,352
Navient Student Loan Trust, Series 2015-1, Class A2,(1M USD LIBOR + 0.60%, 0.60% Floor), 2.87%, 4/25/40(d)	130,220	128,857
Navient Student Loan Trust, Series 2017-1A, Class A3,(1M USD LIBOR + 1.15%), 3.41%, 7/26/66(b)(d)	260,000	262,663
Navient Student Loan Trust, Series 2017-2A, Class A,(1M USD LIBOR + 1.05%), 3.32%, 12/27/66(b)(d)	133,381	134,066
SLM Student Loan Trust, Series 2006-10, Class A6,(3M USD LIBOR + 0.15%), 2.43%, 3/25/44(d)	300,000	288,184

	Par(a)	Value

Student Loan (Continued)
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	$250,000	$256,489
3.60%, 2/25/48(b)	200,000	207,678
		1,798,289

Whole Loan – 1.9%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1,(1M USD LIBOR + 0.54%, 0.27% Floor, 11.00% Cap), 2.81%, 11/25/35(d)	392,267	393,107
FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3,(1M USD LIBOR + 4.00%), 6.27%, 8/25/24(d)	181,375	193,971
FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M2,(1M USD LIBOR + 4.90%), 7.16%, 11/25/24(d)	246,938	273,540
FNMA Connecticut Avenue Securities, Series 2016-C03, Class 1M2,(1M USD LIBOR + 5.30%), 7.56%, 10/25/28(d)	500,000	551,246
FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M2,(1M USD LIBOR + 4.25%), 6.52%, 1/25/29(d)	270,000	287,968
FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1M1,(1M USD LIBOR + 0.95%), 3.22%, 10/25/29(d)	258,208	258,948
GSR Mortgage Loan Trust, Series 2006-OA1, Class 1A1,(1M USD LIBOR + 0.22%, 0.22% Floor), 2.49%, 8/25/46(d)	256,547	102,821
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	646,443	708,726
Impac CMB Trust, Series 2007-A, Class A,(1M USD LIBOR + 0.50%, 0.25% Floor, 11.50% Cap), 2.77%, 5/25/37(b)(d)	387,908	390,993

See Notes to Schedule of Investments.

24

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Whole Loan (Continued)
LSTAR Securities Investment Trust, Series 2019-2, Class A1,(1M USD LIBOR + 1.50%), 3.90%, 4/01/24(b)(d)	$480,474	$480,282
MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	803,090	471,706
MASTR Asset Securitization Trust, Series 2007-2, Class A2, 6.25%, 1/25/38	608,333	505,437
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.58%, 2/25/34(c)	561,216	567,720
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1,(12M US Fed Reserves Cumulative Avg CMT + 1.09%, 1.09% Floor), 4.48%, 12/26/46(b)(d)	354,733	356,358
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(c)	1,384,841	1,453,494
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1,(Step to 7.34% on 3/25/22), 4.33%, 2/26/24(b)(e)	241,073	241,467
Thornburg Mortgage Securities Trust, Series 2004-2, Class A4,(1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 2.95%, 6/25/44(d)	701,652	706,811
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.24%, 2/25/38(b)(c)	205,249	75,926
WaMu Mortgage Pass-Through Certificates Series, Series 2006-AR13, Class 1A,(12M US Fed Reserves Cumulative Avg CMT + 0.88%, 0.88% Floor), 3.39%, 10/25/46(d)	501,566	473,589
		8,494,110

Total Asset-Backed Securities (Cost $57,212,653)		57,729,329

		Par(a)	Value

Convertible Bonds – 0.0%(h)
Building Materials – 0.0%(h)
Cemex S.A.B. de C.V., 3.72%, 3/15/20		$8,000	$7,986

Total Convertible Bonds (Cost $7,984)			7,986

Corporate Bonds – 22.5%
Aerospace/Defense – 0.9%
Boeing (The) Co.,
4.87%, 2/15/20		30,000	30,375
3.10%, 5/01/26		40,000	41,099
2.70%, 2/01/27		30,000	30,021
2.80%, 3/01/27		40,000	40,066
3.20%, 3/01/29		130,000	133,594
3.60%, 5/01/34		24,000	25,049
3.25%, 2/01/35		170,000	171,142
3.65%, 3/01/47		15,000	14,961
3.85%, 11/01/48		7,000	7,204
3.75%, 2/01/50		50,000	50,287
3.83%, 3/01/59		23,000	22,610
General Dynamics Corp., 3.75%, 5/15/28		46,000	50,254
L3Harris Technologies, Inc.,
3.85%, 6/15/23(b)		57,000	59,579
3.95%, 5/28/24(b)		125,000	131,169
3.85%, 12/15/26(b)		120,000	126,656
4.40%, 6/15/28(b)		274,000	302,252
4.85%, 4/27/35		2,000	2,262
5.05%, 4/27/45		73,000	86,755
Lockheed Martin Corp.,
3.55%, 1/15/26		135,000	143,948
3.60%, 3/01/35		203,000	213,531
4.07%, 12/15/42		204,000	225,580
Northrop Grumman Corp.,
3.25%, 8/01/23		34,000	35,186
2.93%, 1/15/25		304,000	309,697
3.25%, 1/15/28		573,000	590,415
4.75%, 6/01/43		45,000	52,807
4.03%, 10/15/47		31,000	33,162
Raytheon Co.,
7.20%, 8/15/27		26,000	34,048
7.00%, 11/01/28		90,000	117,913
4.70%, 12/15/41		40,000	47,763
4.20%, 12/15/44		35,000	39,017
United Technologies Corp.,
1.95%, 11/01/21		97,000	96,178
3.10%, 6/01/22		2,000	2,043
3.65%, 8/16/23		15,000	15,713
1.15%, 5/18/24	EUR	125,000	145,476
3.13%, 5/04/27		20,000	20,649

See Notes to Schedule of Investments.

25

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Aerospace/Defense (Continued)
4.13%, 11/16/28		$193,000	$213,282
5.40%, 5/01/35		42,000	51,608
6.12%, 7/15/38		65,000	86,828
4.50%, 6/01/42		147,000	168,555
4.15%, 5/15/45		10,000	10,959
4.63%, 11/16/48		40,000	47,370
			4,027,063

Agriculture – 0.5%
Altria Group, Inc.,
3.49%, 2/14/22		100,000	102,135
2.85%, 8/09/22		70,000	70,535
1.00%, 2/15/23	EUR	100,000	114,159
2.95%, 5/02/23		35,000	35,447
4.00%, 1/31/24		32,000	33,632
3.80%, 2/14/24		40,000	41,642
4.40%, 2/14/26		464,000	494,913
4.80%, 2/14/29		401,000	432,707
5.80%, 2/14/39		140,000	160,643
5.37%, 1/31/44		102,000	111,904
5.95%, 2/14/49		139,000	161,738
6.20%, 2/14/59		78,000	90,135
Philip Morris International, Inc.,
2.50%, 8/22/22		150,000	150,385
2.13%, 5/10/23		30,000	29,628
1.45%, 8/01/39	EUR	100,000	108,540
4.50%, 3/20/42		76,000	82,956
3.87%, 8/21/42		3,000	3,028
			2,224,127

Airlines – 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/01/22		2,429	2,476
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 9/22/27		15,443	15,999
American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 9/22/23		21,549	22,127
American Airlines Pass Through Trust, Series 2016-1, Class B, 5.25%, 1/15/24		102,601	107,865
American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 6/15/28		26,310	26,652

	Par(a)	Value

Airlines (Continued)
American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 10/15/28	$43,055	$43,333
American Airlines Pass Through Trust, Series 2016-3, Class B, 3.75%, 10/15/25	1,735	1,741
American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, 2/15/29	23,400	24,371
American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 2/15/25	9,987	10,403
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/29	23,647	23,996
American Airlines Pass Through Trust, Series 2017-2, Class B, 3.70%, 10/15/25	31,461	31,497
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 4/25/24	44,000	45,384
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.62%, 9/03/22	6,053	6,218
United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 12/01/27	855	881
United Airlines Pass Through Trust, Series 2016-1, Class AA, 3.10%, 7/07/28	2,683	2,727
United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, 1/07/26	1,743	1,751
United Airlines Pass Through Trust, Series 2016-2, Class AA, 2.88%, 10/07/28	20,255	20,167
United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 10/07/25	3,486	3,487

See Notes to Schedule of Investments.

26

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Airlines (Continued)
United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 3/01/30	$17,687	$18,037
United Airlines Pass Through Trust, Series 2019-1, Class AA, 4.15%, 8/25/31	35,000	37,564
		446,676

Auto Manufacturers – 0.5%
Ford Motor Credit Co. LLC,
3.34%, 3/18/21	615,000	618,209
2.98%, 8/03/22	420,000	415,299
General Motors Co.,
4.87%, 10/02/23	210,000	223,579
5.00%, 4/01/35	3,000	3,002
6.60%, 4/01/36	42,000	47,826
6.25%, 10/02/43	30,000	32,493
5.40%, 4/01/48	16,000	15,885
5.95%, 4/01/49	70,000	74,798
General Motors Financial Co., Inc.,
3.50%, 11/07/24	145,000	145,817
4.00%, 1/15/25	25,000	25,447
4.35%, 4/09/25	3,000	3,105
4.30%, 7/13/25	33,000	33,987
4.00%, 10/06/26	11,000	11,107
4.35%, 1/17/27	21,000	21,507
Hyundai Capital America, 3.95%, 2/01/22(b)	247,000	252,904
Toyota Motor Credit Corp., 3.05%, 1/11/28	75,000	77,614
		2,002,579

Auto Parts & Equipment – 0.0%(h)
Aptiv PLC, 5.40%, 3/15/49	10,000	10,641
Lear Corp., 5.25%, 5/15/49	10,000	9,952
		20,593

Banks – 5.8%
Bank of America Corp.,
2.63%, 4/19/21	562,000	564,642
(3M USD LIBOR + 0.66%), 2.37%, 7/21/21(i)	353,000	352,525
3.30%, 1/11/23	270,000	277,093
(3M USD LIBOR + 0.93%), 2.82%, 7/21/23(i)	110,000	110,881
4.20%, 8/26/24	60,000	63,692
4.00%, 1/22/25	10,000	10,496
(3M USD LIBOR + 0.97%), 3.46%, 3/15/25(i)	141,000	145,724
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(i)	3,000	3,086

	Par(a)	Value

Banks (Continued)
4.45%, 3/03/26	$194,000	$208,965
3.50%, 4/19/26	35,000	36,561
4.25%, 10/22/26	360,000	384,519
4.18%, 11/25/27	13,000	13,810
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(i)	431,000	456,699
(3M USD LIBOR + 2.93%), 5.87%, 3/15/28(i)(j)	196,000	207,799
(3M USD LIBOR + 1.51%), 3.70%, 4/24/28(i)	162,000	170,247
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(i)	175,000	182,526
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(i)	816,000	840,746
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(i)	256,000	273,358
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(i)	1,088,000	1,165,821
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(i)	30,000	30,246
5.00%, 1/21/44	190,000	233,926
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(i)	240,000	272,438
Bank of New York Mellon (The) Corp.,
(3M USD LIBOR + 3.42%), 4.95%, 6/20/20(i)(j)	35,000	35,306
3.65%, 2/04/24	72,000	75,895
(3M USD LIBOR + 3.13%), 4.62%, 9/20/26(i)(j)	111,000	111,555
(3M USD LIBOR + 1.07%), 3.44%, 2/07/28(i)	89,000	93,001
3.30%, 8/23/29	170,000	176,065
Citibank N.A.,
(3M USD LIBOR + 0.53%), 3.17%, 2/19/22(i)	250,000	252,681
3.65%, 1/23/24	500,000	523,940
Citigroup, Inc.,
2.75%, 4/25/22	1,000	1,008
(3M USD LIBOR + 0.95%), 2.88%, 7/24/23(i)	11,000	11,090
(3M USD LIBOR + 0.90%), 3.35%, 4/24/25(i)	7,000	7,188
4.40%, 6/10/25	115,000	122,448
5.50%, 9/13/25	220,000	247,750
4.45%, 9/29/27	87,000	93,800
(3M USD LIBOR + 1.56%), 3.89%, 1/10/28(i)	229,000	242,061
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(i)	229,000	238,938
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(i)	210,000	216,751
(3M USD LIBOR + 1.19%), 4.07%, 4/23/29(i)	400,000	428,814

See Notes to Schedule of Investments.

27

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Banks (Continued)
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(i)	$465,000	$496,879
8.12%, 7/15/39	471,000	758,984
4.65%, 7/23/48	183,000	215,308
Citizens Financial Group, Inc., 2.38%, 7/28/21	100,000	99,595
Fifth Third Bancorp, 3.65%, 1/25/24	113,000	118,264
Goldman Sachs Group (The), Inc.,
2.55%, 10/23/19	247,000	247,064
5.75%, 1/24/22	99,000	106,615
(3M USD LIBOR + 0.82%), 2.88%, 10/31/22(i)	232,000	233,425
3.62%, 1/22/23	2,000	2,070
3.20%, 2/23/23	90,000	91,757
(3M USD LIBOR + 1.05%), 2.91%, 6/05/23(i)	2,000	2,016
(3M USD LIBOR + 0.99%), 2.91%, 7/24/23(i)	2,000	2,015
3.63%, 2/20/24	120,000	124,557
3.85%, 7/08/24	440,000	460,949
3.75%, 5/22/25	59,000	61,623
3.50%, 11/16/26	40,000	41,105
3.85%, 1/26/27	299,000	313,706
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(i)	167,000	173,602
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(i)	1,260,000	1,357,104
(3M USD LIBOR + 1.37%), 4.02%, 10/31/38(i)	30,000	31,165
(3M USD LIBOR + 1.43%), 4.41%, 4/23/39(i)	26,000	28,398
5.15%, 5/22/45	40,000	46,357
4.75%, 10/21/45	510,000	598,459
JPMorgan Chase & Co.,
2.55%, 3/01/21	44,000	44,122
2.40%, 6/07/21	212,000	212,225
4.35%, 8/15/21	90,000	93,428
3.25%, 9/23/22	2,000	2,054
2.97%, 1/15/23	415,000	420,303
(3M USD LIBOR + 0.70%), 3.21%, 4/01/23(i)	65,000	66,132
(3M USD LIBOR + 0.94%), 2.78%, 4/25/23(i)	130,000	130,748
2.70%, 5/18/23	58,000	58,539
(3M USD LIBOR + 0.89%), 3.80%, 7/23/24(i)	477,000	499,332
(U.S. Secured Overnight Financing Rate + 3.38%), 5.00%, 8/01/24(i)(j)	230,000	232,300
3.87%, 9/10/24	110,000	115,460

	Par(a)	Value

Banks (Continued)
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(i)	$536,000	$568,295
3.13%, 1/23/25	14,000	14,351
4.12%, 12/15/26	5,000	5,386
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(i)	30,000	32,095
4.25%, 10/01/27	9,000	9,806
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(i)	499,000	530,298
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(i)	291,000	304,018
(3M USD LIBOR + 1.12%), 4.00%, 4/23/29(i)	20,000	21,564
(3M USD LIBOR + 1.26%), 4.20%, 7/23/29(i)	212,000	231,557
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(i)	643,000	718,462
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(i)	125,000	132,378
(3M USD LIBOR + 1.36%), 3.88%, 7/24/38(i)	43,000	45,823
4.95%, 6/01/45	260,000	311,902
KeyBank N.A., 3.38%, 3/07/23	250,000	258,237
KeyCorp, 4.15%, 10/29/25	20,000	21,577
Morgan Stanley,
2.63%, 11/17/21	241,000	242,330
3.63%, 1/20/27	475,000	496,382
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(i)	251,000	260,700
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(i)	337,000	353,267
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(i)	339,000	374,956
Northern Trust Corp., 3.15%, 5/03/29	15,000	15,534
State Street Corp.,
(3M USD LIBOR + 2.54%), 5.62%, 12/15/23(i)(j)	212,000	216,126
(3M USD LIBOR + 0.77%), 3.78%, 12/03/24(i)	36,000	37,866
2.65%, 5/19/26	18,000	18,102
SunTrust Bank,
2.80%, 5/17/22	60,000	60,609
3.20%, 4/01/24	1,000	1,030
U.S. Bancorp,
2.40%, 7/30/24	105,000	104,823
3.60%, 9/11/24	15,000	15,743
3.15%, 4/27/27	2,000	2,080
US Bancorp, 2.95%, 7/15/22	26,000	26,435
Wells Fargo & Co.,
2.55%, 12/07/20	247,000	247,917
2.50%, 3/04/21	79,000	79,270

See Notes to Schedule of Investments.

28

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Banks (Continued)
2.10%, 7/26/21	$158,000	$157,228
3.50%, 3/08/22	138,000	141,748
2.63%, 7/22/22	86,000	86,490
3.75%, 1/24/24	440,000	461,022
3.30%, 9/09/24	4,000	4,127
3.55%, 9/29/25	8,000	8,343
3.00%, 4/22/26	83,000	83,995
3.00%, 10/23/26	81,000	81,919
(3M USD LIBOR + 1.17%), 3.20%, 6/17/27(i)	12,000	12,240
4.30%, 7/22/27	700,000	755,119
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(i)	609,000	636,413
4.15%, 1/24/29	649,000	708,378
4.40%, 6/14/46	40,000	43,807
4.75%, 12/07/46	350,000	402,424
		25,711,923

Beverages – 0.1%
Coca-Cola (The)Co.,
2.20%, 5/25/22	4,000	4,002
2.88%, 10/27/25	21,000	21,674
Constellation Brands, Inc., 4.75%, 11/15/24	70,000	76,579
Molson Coors Brewing Co., 4.20%, 7/15/46	15,000	14,513
PepsiCo, Inc.,
4.45%, 4/14/46	53,000	62,665
3.45%, 10/06/46	50,000	51,233
		230,666

Biotechnology – 0.3%
Amgen, Inc.,
4.40%, 5/01/45	102,000	109,001
4.66%, 6/15/51	30,000	33,142
Baxalta, Inc., 5.25%, 6/23/45	9,000	11,122
Celgene Corp.,
3.25%, 8/15/22	159,000	162,998
2.75%, 2/15/23	198,000	199,673
3.88%, 8/15/25	140,000	148,889
5.00%, 8/15/45	90,000	107,253
Gilead Sciences, Inc.,
3.50%, 2/01/25	115,000	120,556
3.65%, 3/01/26	15,000	15,828
4.60%, 9/01/35	73,000	83,740
4.00%, 9/01/36	2,000	2,143
4.80%, 4/01/44	23,000	25,992
4.75%, 3/01/46	170,000	193,468
4.15%, 3/01/47	5,000	5,255
		1,219,060

		Par(a)	Value

Building Materials – 0.0%(h)
Johnson Controls International PLC, 4.63%, 7/02/44		$30,000	$31,006
Owens Corning,
8/15/29(f)		30,000	29,935
4.30%, 7/15/47		4,000	3,449
			64,390

Chemicals – 0.2%
Dow Chemical (The) Co.,
3.00%, 11/15/22		30,000	30,361
3.15%, 5/15/24(b)		60,000	61,256
4.55%, 11/30/25(b)		26,000	28,224
3.63%, 5/15/26(b)		55,000	56,835
4.37%, 11/15/42		84,000	85,152
5.55%, 11/30/48(b)		4,000	4,736
DuPont de Nemours, Inc.,
4.49%, 11/15/25		183,000	200,362
5.42%, 11/15/48		190,000	229,954
RPM International, Inc.,
4.55%, 3/01/29		5,000	5,308
4.25%, 1/15/48		3,000	2,830
Sherwin-Williams (The) Co.,
4.00%, 12/15/42		18,000	17,798
4.50%, 6/01/47		18,000	19,291
			742,107

Commercial Services – 0.1%
American University (The), 3.67%, 4/01/49		89,000	92,906
Cintas Corp. No. 2,
2.90%, 4/01/22		20,000	20,252
3.70%, 4/01/27		20,000	21,417
Moody’s Corp.,
2.75%, 12/15/21		2,000	2,012
4.87%, 2/15/24		3,000	3,276
President & Fellows of Harvard College, 4.88%, 10/15/40		147,000	183,471
Total System Services, Inc.,
3.80%, 4/01/21		2,000	2,035
4.00%, 6/01/23		44,000	45,941
4.80%, 4/01/26		132,000	145,621
			516,931

Computers – 0.5%
Apple, Inc.,
1.00%, 11/10/22	EUR	200,000	231,073
3.45%, 5/06/24		50,000	52,673
2.75%, 1/13/25		25,000	25,505
2.45%, 8/04/26		100,000	99,958
3.35%, 2/09/27		30,000	31,573

See Notes to Schedule of Investments.

29

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Computers (Continued)
2.90%, 9/12/27		$350,000	$358,054
3.85%, 5/04/43		337,000	360,054
3.45%, 2/09/45		2,000	2,012
4.65%, 2/23/46		10,000	11,965
Dell International LLC/EMC Corp.,
4.42%, 6/15/21(b)		180,000	185,078
8.35%, 7/15/46(b)		15,000	19,125
HP, Inc., 6.00%, 9/15/41		15,000	16,672
International Business Machines Corp.,
3.00%, 5/15/24		470,000	480,890
3.30%, 5/15/26		265,000	275,178
1.25%, 1/29/27	EUR	100,000	119,449
5.60%, 11/30/39		25,000	31,914
			2,301,173

Diversified Financial Services – 0.7%
American Express Co.,
3.38%, 5/17/21		5,000	5,088
2.50%, 8/01/22		83,000	83,261
3.40%, 2/22/24		60,000	62,193
2.50%, 7/30/24		320,000	319,008
4.20%, 11/06/25		281,000	305,588
3.13%, 5/20/26		85,000	87,175
American Express Credit Corp.,
2.25%, 5/05/21		16,000	15,994
2.70%, 3/03/22		2,000	2,018
Capital One Financial Corp.,
3.45%, 4/30/21		5,000	5,074
4.75%, 7/15/21		14,000	14,598
3.90%, 1/29/24		196,000	206,451
3.75%, 3/09/27		32,000	33,245
3.80%, 1/31/28		43,000	44,557
Charles Schwab (The) Corp.,
3.85%, 5/21/25		5,000	5,335
3.20%, 3/02/27		44,000	45,575
CME Group, Inc., 3.75%, 6/15/28		194,000	212,663
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25		200,000	203,788
Intercontinental Exchange, Inc.,
2.75%, 12/01/20		2,000	2,009
4.00%, 10/15/23		15,000	15,900
3.75%, 12/01/25		35,000	37,288
3.10%, 9/15/27		22,000	22,745
3.75%, 9/21/28		79,000	85,127

	Par(a)	Value

Diversified Financial Services (Continued)
4.25%, 9/21/48	$15,000	$17,225
International Lease Finance Corp., 5.87%, 8/15/22	230,000	250,443
Mastercard, Inc.,
2.95%, 11/21/26	30,000	31,107
2.95%, 6/01/29	115,000	118,298
3.65%, 6/01/49	22,000	23,443
Nuveen LLC, 4.00%, 11/01/28(b)	260,000	285,770
Synchrony Financial, 4.37%, 3/19/24	35,000	36,855
Visa, Inc.,
3.15%, 12/14/25	201,000	209,757
4.15%, 12/14/35	56,000	65,160
4.30%, 12/14/45	98,000	116,444
		2,969,182

Electric – 1.5%
AEP Texas, Inc.,
3.95%, 6/01/28	93,000	100,520
4.15%, 5/01/49	5,000	5,546
AEP Transmission Co. LLC, 3.75%, 12/01/47	79,000	82,267
Alabama Power Co.,
3.85%, 12/01/42	40,000	41,768
3.75%, 3/01/45	131,000	136,857
Ameren Illinois Co., 3.80%, 5/15/28	46,000	49,757
Baltimore Gas & Electric Co.,
3.50%, 8/15/46	49,000	48,565
3.75%, 8/15/47	62,000	64,665
4.25%, 9/15/48	26,000	28,957
Berkshire Hathaway Energy Co.,
5.95%, 5/15/37	3,000	3,977
3.80%, 7/15/48	6,000	6,242
Black Hills Corp.,
3.95%, 1/15/26	13,000	13,593
3.15%, 1/15/27	15,000	14,976
CenterPoint Energy Houston Electric LLC,
3.55%, 8/01/42	23,000	23,301
4.50%, 4/01/44	8,000	9,244
4.25%, 2/01/49	2,000	2,281
Commonwealth Edison Co.,
4.00%, 8/01/20	20,000	20,242
2.95%, 8/15/27	11,000	11,176
4.60%, 8/15/43	5,000	5,904
Consumers Energy Co.,
3.95%, 5/15/43	15,000	16,377

See Notes to Schedule of Investments.

30

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Electric (Continued)
3.25%, 8/15/46	$18,000	$17,589
3.75%, 2/15/50	53,000	56,772
Dayton Power & Light (The) Co., 3.95%, 6/15/49(b)	61,000	63,993
DTE Electric Co.,
3.70%, 3/15/45	62,000	64,490
3.70%, 6/01/46	26,000	27,075
4.05%, 5/15/48	10,000	11,152
DTE Energy Co.,
3.70%, 8/01/23	26,000	27,086
3.80%, 3/15/27	10,000	10,514
Duke Energy Carolinas LLC,
3.05%, 3/15/23	15,000	15,426
3.95%, 11/15/28	77,000	84,905
5.30%, 2/15/40	25,000	31,611
4.00%, 9/30/42	62,000	66,707
3.70%, 12/01/47	25,000	25,939
3.95%, 3/15/48	31,000	33,597
Duke Energy Corp.,
2.40%, 8/15/22	30,000	30,036
3.15%, 8/15/27	190,000	194,197
Duke Energy Florida LLC,
3.80%, 7/15/28	90,000	97,722
3.85%, 11/15/42	53,000	55,869
Duke Energy Ohio, Inc.,
3.65%, 2/01/29	140,000	150,588
Duke Energy Progress LLC,
3.00%, 9/15/21	22,000	22,311
3.25%, 8/15/25	65,000	67,600
3.70%, 9/01/28	159,000	172,046
3.45%, 3/15/29	9,000	9,563
4.10%, 5/15/42	40,000	43,619
4.10%, 3/15/43	30,000	32,756
Entergy Louisiana LLC,
5.40%, 11/01/24	18,000	20,625
4.20%, 9/01/48	79,000	88,400
Eversource Energy, 2.90%, 10/01/24	44,000	44,723
Exelon Corp., 5.10%, 6/15/45	79,000	95,270
FirstEnergy Corp.,
4.25%, 3/15/23	110,000	115,966
3.90%, 7/15/27	340,000	359,341
7.37%, 11/15/31	270,000	372,989
4.85%, 7/15/47	70,000	80,523
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	79,000	84,832
4.55%, 4/01/49(b)	64,000	71,671

	Par(a)	Value

Electric (Continued)
Florida Power & Light Co.,
(3M USD LIBOR + 0.40%), 2.69%, 5/06/22(d)	$370,000	$370,140
5.25%, 2/01/41	5,000	6,317
4.12%, 2/01/42	2,000	2,237
3.70%, 12/01/47	113,000	119,852
3.95%, 3/01/48	45,000	49,720
Indiana Michigan Power Co.,
3.85%, 5/15/28	38,000	40,982
4.55%, 3/15/46	20,000	23,082
Kansas City Power & Light Co., 4.20%, 6/15/47	33,000	36,897
MidAmerican Energy Co.,
3.50%, 10/15/24	120,000	126,421
3.65%, 4/15/29	140,000	151,997
4.40%, 10/15/44	55,000	63,339
Northern States Power Co.,
3.40%, 8/15/42	148,000	149,025
3.60%, 9/15/47	18,000	18,831
NRG Energy, Inc., 4.45%, 6/15/29(b)	25,000	25,779
NSTAR Electric Co.,
3.20%, 5/15/27	17,000	17,551
3.25%, 5/15/29	10,000	10,439
Ohio Power Co.,
4.15%, 4/01/48	14,000	15,653
4.00%, 6/01/49	20,000	21,975
Oklahoma Gas & Electric Co., 3.30%, 3/15/30	130,000	133,101
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28(b)	75,000	81,019
5.75%, 3/15/29	44,000	54,729
4.55%, 12/01/41	10,000	11,730
5.30%, 6/01/42	18,000	22,993
4.10%, 11/15/48	37,000	41,903
PacifiCorp,
4.10%, 2/01/42	53,000	57,539
4.13%, 1/15/49	53,000	59,525
4.15%, 2/15/50	5,000	5,636
Progress Energy, Inc., 7.75%, 3/01/31	180,000	252,792
Public Service Electric & Gas Co.,
3.00%, 5/15/27	97,000	99,250
3.70%, 5/01/28	14,000	15,123
3.20%, 5/15/29	20,000	20,969
Southwestern Public Service Co., 3.40%, 8/15/46	20,000	19,700

See Notes to Schedule of Investments.

31

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Electric (Continued)
Tampa Electric Co.,
4.35%, 5/15/44		$10,000	$11,159
4.45%, 6/15/49		62,000	71,262
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)		159,000	167,952
Union Electric Co., 3.50%, 3/15/29		53,000	56,529
Virginia Electric & Power Co.,
3.45%, 9/01/22		62,000	63,818
2.75%, 3/15/23		90,000	91,166
3.50%, 3/15/27		99,000	104,559
4.45%, 2/15/44		115,000	132,109
4.00%, 11/15/46		40,000	43,180
Vistra Operations Co. LLC, 4.30%, 7/15/29(b)		115,000	115,651
Wisconsin Power & Light Co., 3.00%, 7/01/29		14,000	14,283
			6,431,632

Electrical Component & Equipment – 0.0%(h)
Eaton Capital Unlimited Co., 0.70%, 5/14/25	EUR	100,000	113,463

Electronics – 0.1%
Agilent Technologies, Inc.,
3.88%, 7/15/23		12,000	12,562
3.05%, 9/22/26		117,000	118,406
Honeywell International, Inc.,
1.30%, 2/22/23	EUR	300,000	350,352
3.81%, 11/21/47		25,000	26,944
			508,264

Environmental Control – 0.2%
Republic Services, Inc.,
3.55%, 6/01/22		29,000	29,787
4.75%, 5/15/23		71,000	76,315
8/15/24(f)		70,000	69,889
2.90%, 7/01/26		51,000	51,569
3.37%, 11/15/27		94,000	98,268
Waste Management, Inc.,
3.50%, 5/15/24		70,000	73,224
3.13%, 3/01/25		18,000	18,652
3.20%, 6/15/26		40,000	41,595
3.45%, 6/15/29		40,000	42,109
3.90%, 3/01/35		53,000	55,998
4.00%, 7/15/39		115,000	125,451
4.15%, 7/15/49		110,000	121,583
			804,440

	Par(a)	Value

Food – 0.1%
Kraft Heinz Foods Co., 3.00%, 6/01/26	$110,000	$108,192
Kroger (The) Co.,
2.65%, 10/15/26	77,000	74,958
5.15%, 8/01/43	20,000	21,278
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	91,574
3.20%, 4/01/30(b)	180,000	187,117
Tyson Foods, Inc.,
3.55%, 6/02/27	79,000	82,113
5.15%, 8/15/44	18,000	20,420
		585,652

Forest Products & Paper – 0.1%
Georgia-Pacific LLC,
5.40%, 11/01/20(b)	26,000	26,952
3.73%, 7/15/23(b)	18,000	18,817
3.60%, 3/01/25(b)	136,000	142,979
7.75%, 11/15/29	18,000	25,496
8.88%, 5/15/31	3,000	4,693
International Paper Co.,
5.00%, 9/15/35	4,000	4,462
6.00%, 11/15/41	58,000	69,089
		292,488

Gas – 0.0%(h)
Atmos Energy Corp.,
4.15%, 1/15/43	5,000	5,489
4.13%, 3/15/49	23,000	25,716
Dominion Energy Gas Holdings LLC,
4.80%, 11/01/43	15,000	17,379
4.60%, 12/15/44	20,000	22,961
NiSource, Inc., 3.49%, 5/15/27	76,000	78,787
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46	8,000	7,946
		158,278

Healthcare - Products – 0.5%
Abbott Laboratories,
2.95%, 3/15/25	128,000	130,984
3.75%, 11/30/26	608,000	656,026
4.90%, 11/30/46	10,000	12,438
Becton Dickinson and Co.,
2.68%, 12/15/19	35,000	35,008
3.36%, 6/06/24	190,000	196,318
3.70%, 6/06/27	90,000	94,238
4.68%, 12/15/44	24,000	26,483
Covidien International Finance S.A., 2.95%, 6/15/23	35,000	35,806

See Notes to Schedule of Investments.

32

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Healthcare - Products (Continued)
Medtronic Global Holdings S.C.A.,
0.00%, 12/02/22(g)	EUR	$110,000	$122,470
1.63%, 3/07/31		130,000	160,517
Medtronic, Inc.,
3.50%, 3/15/25		40,000	42,364
4.37%, 3/15/35		143,000	166,808
Stryker Corp., 2.13%, 11/30/27	EUR	100,000	126,903
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		243,000	245,783
			2,052,146

Healthcare - Services – 0.5%
Aetna, Inc.,
2.80%, 6/15/23		90,000	90,177
4.50%, 5/15/42		119,000	121,122
Anthem, Inc.,
2.95%, 12/01/22		30,000	30,383
3.50%, 8/15/24		26,000	26,908
3.65%, 12/01/27		170,000	176,065
4.10%, 3/01/28		17,000	18,081
Baylor Scott & White Holdings, 3.97%, 11/15/46		126,000	132,269
CHRISTUS Health, 4.34%, 7/01/28		121,000	134,366
Cigna Corp., 3.25%, 4/15/25		53,000	53,854
Dignity Health, 3.81%, 11/01/24		30,000	31,458
HCA, Inc.,
4.75%, 5/01/23		88,000	93,919
5.00%, 3/15/24		73,000	79,189
5.25%, 4/15/25		197,000	217,110
5.25%, 6/15/26		14,000	15,535
4.50%, 2/15/27		7,000	7,436
4.12%, 6/15/29		116,000	118,827
Humana, Inc., 3.95%, 3/15/27		140,000	147,161
UnitedHealth Group, Inc.,
3.75%, 7/15/25		303,000	323,323
3.70%, 12/15/25		16,000	17,040
3.10%, 3/15/26		14,000	14,467
2.95%, 10/15/27		22,000	22,400
3.85%, 6/15/28		130,000	141,035
3.88%, 12/15/28		110,000	119,747
5.70%, 10/15/40		25,000	32,348
4.62%, 11/15/41		26,000	29,789
4.75%, 7/15/45		62,000	72,826
4.45%, 12/15/48		5,000	5,682

		Par(a)	Value

Healthcare - Services (Continued)
3.70%, 8/15/49		$30,000	$30,341
3.88%, 8/15/59		50,000	50,345
			2,353,203

Household Products/Wares – 0.0%(h)
Clorox (The) Co., 3.10%, 10/01/27		15,000	15,403

Housewares – 0.0%(h)
Newell Brands, Inc.,
3.85%, 4/01/23		30,000	30,388
4.20%, 4/01/26		20,000	20,016
			50,404

Insurance – 0.4%
American International Group, Inc., 4.20%, 4/01/28		40,000	42,912
Aon Corp.,
4.50%, 12/15/28		202,000	224,153
3.75%, 5/02/29		60,000	62,998
Aon PLC,
4.00%, 11/27/23		2,000	2,108
4.75%, 5/15/45		7,000	8,009
AXA Equitable Holdings, Inc.,
3.90%, 4/20/23		2,000	2,083
5.00%, 4/20/48		22,000	23,315
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49		171,000	193,724
Brighthouse Financial, Inc., 4.70%, 6/22/47		20,000	17,425
Hartford Financial Services Group (The), Inc., 5.95%, 10/15/36		20,000	25,337
Marsh & McLennan Cos., Inc.,
3.50%, 12/29/20		53,000	53,784
3.30%, 3/14/23		185,000	189,987
4.05%, 10/15/23		18,000	19,006
3.87%, 3/15/24		41,000	43,418
1.35%, 9/21/26	EUR	100,000	118,869
4.37%, 3/15/29		68,000	75,667
4.35%, 1/30/47		40,000	44,335
4.20%, 3/01/48		30,000	32,646
4.90%, 3/15/49		3,000	3,631
MetLife, Inc.,
6.40%, 12/15/36		100,000	115,954
4.05%, 3/01/45		5,000	5,421
Metropolitan Life Global Funding I, 2.38%, 1/11/23	EUR	100,000	120,561

See Notes to Schedule of Investments.

33

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Insurance (Continued)
Principal Financial Group, Inc., 3.70%, 5/15/29	$35,000	$36,926
Travelers (The) Cos., Inc.,
3.90%, 11/01/20	28,000	28,582
4.60%, 8/01/43	18,000	21,508
4.00%, 5/30/47	26,000	28,750
4.10%, 3/04/49	5,000	5,631
Trinity Acquisition PLC, 4.40%, 3/15/26	21,000	22,561
Willis North America, Inc., 3.60%, 5/15/24	132,000	136,496
		1,705,797

Internet – 0.1%
Amazon.com, Inc.,
3.15%, 8/22/27	140,000	146,733
3.88%, 8/22/37	95,000	105,204
4.95%, 12/05/44	2,000	2,548
4.05%, 8/22/47	290,000	329,626
		584,111

Iron/Steel – 0.0%(h)
Nucor Corp., 5.20%, 8/01/43	18,000	21,544

Lodging – 0.1%
Las Vegas Sands Corp., 3.20%, 8/08/24	320,000	321,469

Media – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.50%, 2/01/24	87,000	92,316
4.91%, 7/23/25	265,000	285,721
4.20%, 3/15/28	362,000	375,845
5.05%, 3/30/29	570,000	625,369
6.38%, 10/23/35	133,000	156,974
5.38%, 4/01/38	120,000	130,814
6.48%, 10/23/45	221,000	260,902
5.37%, 5/01/47	25,000	26,316
5.75%, 4/01/48	20,000	21,946
Comcast Corp.,
3.30%, 10/01/20	77,000	77,886
3.45%, 10/01/21	2,000	2,050
3.13%, 7/15/22	6,000	6,154
3.00%, 2/01/24	10,000	10,264
3.95%, 10/15/25	140,000	150,680
2.35%, 1/15/27	205,000	200,182
4.15%, 10/15/28	627,000	691,020
4.25%, 10/15/30	190,000	212,713
3.20%, 7/15/36	118,000	116,337

	Par(a)	Value

Media (Continued)
6.45%, 3/15/37	$3,000	$4,065
6.55%, 7/01/39	106,000	147,807
4.50%, 1/15/43	86,000	96,103
3.40%, 7/15/46	3,000	2,895
4.00%, 8/15/47	15,000	15,835
4.70%, 10/15/48	45,000	52,833
4.00%, 11/01/49	215,000	227,349
4.95%, 10/15/58	37,000	44,963
Cox Communications, Inc.,
3.15%, 8/15/24(b)	106,000	107,879
3.35%, 9/15/26(b)	14,000	14,202
4.70%, 12/15/42(b)	3,000	3,053
Discovery Communications LLC,
3.30%, 5/15/22	21,000	21,400
4.90%, 3/11/26	18,000	19,739
5.00%, 9/20/37	15,000	15,897
4.88%, 4/01/43	26,000	26,324
5.20%, 9/20/47	25,000	26,601
Fox Corp.,
4.03%, 1/25/24(b)	113,000	119,664
4.71%, 1/25/29(b)	60,000	67,185
5.48%, 1/25/39(b)	210,000	248,827
5.58%, 1/25/49(b)	20,000	24,437
NBCUniversal Media LLC,
5.15%, 4/30/20	150,000	153,011
5.95%, 4/01/41	122,000	161,905
4.45%, 1/15/43	46,000	50,999
Time Warner Cable LLC,
4.13%, 2/15/21	113,000	114,943
5.87%, 11/15/40	140,000	154,191
5.50%, 9/01/41	44,000	46,672
Time Warner Entertainment Co. L.P.,
8.37%, 7/15/33	170,000	233,007
Viacom, Inc.,
6.87%, 4/30/36	35,000	44,484
5.85%, 9/01/43	10,000	11,896
Walt Disney (The) Co.,
6.20%, 12/15/34(b)	14,000	19,123
6.40%, 12/15/35(b)	55,000	76,559
6.15%, 3/01/37(b)	60,000	81,941
6.65%, 11/15/37(b)	7,000	10,089
6.90%, 8/15/39(b)	5,000	7,463
7.75%, 12/01/45(b)	9,000	15,072
Warner Media LLC, 7.62%, 4/15/31	28,000	37,224
		5,949,126

Miscellaneous Manufacturing – 0.4%
3M Co.,
3.00%, 8/07/25	40,000	41,456

See Notes to Schedule of Investments.

34

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Miscellaneous Manufacturing (Continued)
3.38%, 3/01/29		$65,000	$68,758
Eaton Corp.,
2.75%, 11/02/22		40,000	40,333
4.15%, 11/02/42		30,000	32,382
General Electric Co.,
3.10%, 1/09/23		240,000	242,154
6.75%, 3/15/32		20,000	25,059
5.87%, 1/14/38		22,000	25,767
6.87%, 1/10/39		740,000	960,448
4.12%, 10/09/42		48,000	46,578
4.50%, 3/11/44		54,000	55,011
Illinois Tool Works, Inc.,
0.63%, 12/05/27	EUR	200,000	227,840
Textron, Inc.,
3.65%, 3/15/27		40,000	41,193
3.90%, 9/17/29		77,000	80,599
			1,887,578

Oil & Gas – 1.3%
Anadarko Petroleum Corp.,
5.55%, 3/15/26		160,000	179,663
6.45%, 9/15/36		155,000	188,914
4.50%, 7/15/44		80,000	79,999
6.60%, 3/15/46		150,000	192,215
Apache Corp.,
4.37%, 10/15/28		550,000	558,388
4.75%, 4/15/43		100,000	92,836
4.25%, 1/15/44		380,000	332,092
BP Capital Markets America, Inc.,
3.22%, 11/28/23		70,000	72,039
3.22%, 4/14/24		56,000	57,829
3.80%, 9/21/25		45,000	47,937
3.41%, 2/11/26		70,000	73,253
3.12%, 5/04/26		276,000	283,800
3.94%, 9/21/28		200,000	217,216
Cimarex Energy Co.,
4.38%, 6/01/24		88,000	92,741
3.90%, 5/15/27		255,000	259,013
Citgo Holding, Inc., 8/01/24(b)(f)		7,000	7,289
Concho Resources, Inc.,
3.75%, 10/01/27		53,000	54,591
4.30%, 8/15/28		140,000	149,865
Continental Resources, Inc.,
4.50%, 4/15/23		229,000	239,010
3.80%, 6/01/24		145,000	148,394
4.37%, 1/15/28		80,000	82,712
Devon Energy Corp.,
5.85%, 12/15/25		485,000	572,140
5.60%, 7/15/41		30,000	35,670

	Par(a)	Value

Oil & Gas (Continued)
5.00%, 6/15/45	$140,000	$159,902
EOG Resources, Inc., 3.90%, 4/01/35	18,000	19,420
Exxon Mobil Corp.,
2.71%, 3/06/25	73,000	74,545
3.04%, 3/01/26	70,000	72,711
4.11%, 3/01/46	20,000	22,919
Hess Corp.,
6.00%, 1/15/40	20,000	21,737
5.80%, 4/01/47	18,000	19,758
Kerr-McGee Corp.,
6.95%, 7/01/24	200,000	234,048
7.87%, 9/15/31	210,000	287,219
Marathon Petroleum Corp.,
3.63%, 9/15/24	40,000	41,558
4.75%, 9/15/44	8,000	8,400
4.50%, 4/01/48	18,000	18,059
Noble Energy, Inc.,
3.85%, 1/15/28	40,000	40,836
4.95%, 8/15/47	40,000	42,504
Occidental Petroleum Corp.,
3.00%, 2/15/27	220,000	219,202
4.10%, 2/15/47	50,000	48,777
4.20%, 3/15/48	230,000	227,777
Valero Energy Corp.,
3.40%, 9/15/26	91,000	93,097
4.35%, 6/01/28	3,000	3,212
		5,673,287

Oil & Gas Services – 0.2%
Halliburton Co.,
3.50%, 8/01/23	65,000	67,246
3.80%, 11/15/25	354,000	371,253
4.85%, 11/15/35	70,000	76,970
7.45%, 9/15/39	5,000	6,992
4.75%, 8/01/43	10,000	10,556
Schlumberger Holdings Corp.,
4.00%, 12/21/25(b)	30,000	31,854
3.90%, 5/17/28(b)	134,000	140,053
		704,924

Pharmaceuticals – 1.3%
AbbVie, Inc.,
3.60%, 5/14/25	200,000	206,284
4.50%, 5/14/35	168,000	175,266
4.30%, 5/14/36	7,000	7,141
4.45%, 5/14/46	15,000	14,870
Allergan Funding SCS,
3.45%, 3/15/22	100,000	101,869
3.80%, 3/15/25	356,000	368,532

See Notes to Schedule of Investments.

35

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Pharmaceuticals (Continued)
4.55%, 3/15/35	$100,000	$103,300
Bristol-Myers Squibb Co.,
2.60%, 5/16/22(b)	110,000	111,043
2.90%, 7/26/24(b)	200,000	204,519
3.20%, 6/15/26(b)	414,000	428,407
3.40%, 7/26/29(b)	190,000	198,591
4.13%, 6/15/39(b)	15,000	16,365
Cigna Corp.,
3.40%, 9/17/21(b)	20,000	20,353
3.75%, 7/15/23(b)	190,000	197,339
4.12%, 11/15/25(b)	20,000	21,239
4.37%, 10/15/28(b)	565,000	612,779
CVS Health Corp.,
3.35%, 3/09/21	140,000	141,825
3.70%, 3/09/23	216,000	222,859
4.10%, 3/25/25	305,000	320,957
4.30%, 3/25/28	850,000	903,209
4.78%, 3/25/38	20,000	21,212
5.12%, 7/20/45	241,000	261,331
5.05%, 3/25/48	260,000	281,806
Eli Lilly & Co., 4.15%, 3/15/59	53,000	58,229
Express Scripts Holding Co., 2.60%, 11/30/20	45,000	45,040
Johnson & Johnson,
2.45%, 3/01/26	24,000	24,116
3.63%, 3/03/37	140,000	148,890
Merck & Co., Inc.,
3.90%, 3/07/39	14,000	15,565
3.70%, 2/10/45	2,000	2,129
4.00%, 3/07/49	21,000	23,487
Mylan, Inc., 5.20%, 4/15/48	40,000	40,900
Pfizer, Inc.,
4.10%, 9/15/38	20,000	22,199
7.20%, 3/15/39	30,000	46,046
4.20%, 9/15/48	44,000	49,510
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	185,000	184,852
2.88%, 9/23/23	59,000	59,619
3.20%, 9/23/26	130,000	132,121
Wyeth LLC,
6.45%, 2/01/24	9,000	10,537
5.95%, 4/01/37	44,000	59,073
		5,863,409

Pipelines – 1.5%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.,
4.25%, 12/01/27	290,000	304,336

	Par(a)	Value

Pipelines (Continued)
5.20%, 12/01/47	$62,000	$66,522
Boardwalk Pipelines L.P., 4.80%, 5/03/29	25,000	26,205
Energy Transfer Operating L.P.,
4.25%, 3/15/23	161,000	167,893
4.50%, 4/15/24	100,000	106,240
4.20%, 4/15/27	2,000	2,084
4.95%, 6/15/28	30,000	32,760
5.25%, 4/15/29	30,000	33,525
6.05%, 6/01/41	8,000	8,979
6.50%, 2/01/42	165,000	195,372
5.15%, 3/15/45	40,000	40,977
5.30%, 4/15/47	6,000	6,288
Energy Transfer Partners L.P./Regency Energy Finance Corp., 5.87%, 3/01/22	30,000	32,087
Enterprise Products Operating LLC,
3.75%, 2/15/25	10,000	10,554
4.15%, 10/16/28	220,000	238,437
6.87%, 3/01/33	5,000	6,688
6.65%, 10/15/34	5,000	6,587
5.95%, 2/01/41	30,000	37,662
4.45%, 2/15/43	52,000	54,463
4.85%, 3/15/44	4,000	4,413
5.10%, 2/15/45	68,000	78,003
Kinder Morgan Energy Partners L.P.,
4.15%, 3/01/22	80,000	83,123
4.30%, 5/01/24	45,000	47,782
4.25%, 9/01/24	162,000	172,012
6.50%, 2/01/37	5,000	6,126
6.95%, 1/15/38	85,000	110,133
5.50%, 3/01/44	50,000	56,718
Kinder Morgan, Inc.,
3.05%, 12/01/19	53,000	53,053
3.15%, 1/15/23	3,000	3,050
4.30%, 3/01/28	291,000	311,042
5.05%, 2/15/46	109,000	118,693
MPLX L.P.,
4.50%, 7/15/23	33,000	34,983
4.88%, 12/01/24	115,000	125,321
4.00%, 2/15/25	53,000	55,396
4.13%, 3/01/27	361,000	376,049
4.00%, 3/15/28	260,000	269,286
4.80%, 2/15/29	360,000	394,079
4.50%, 4/15/38	90,000	91,121
4.70%, 4/15/48	90,000	90,967
5.50%, 2/15/49	110,000	122,958

See Notes to Schedule of Investments.

36

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Pipelines (Continued)
Northwest Pipeline LLC, 4.00%, 4/01/27	$141,000	$147,833
Sabine Pass Liquefaction LLC,
5.62%, 4/15/23	100,000	108,646
5.75%, 5/15/24	200,000	221,874
5.63%, 3/01/25	217,000	240,862
5.87%, 6/30/26	37,000	42,190
5.00%, 3/15/27	85,000	92,652
Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	113,478
Spectra Energy Partners L.P.,
5.95%, 9/25/43	71,000	87,336
4.50%, 3/15/45	10,000	10,513
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/01/24	16,000	16,795
6.10%, 2/15/42	35,000	39,343
5.35%, 5/15/45	25,000	26,172
5.40%, 10/01/47	22,000	23,470
Texas Eastern Transmission L.P.,
3.50%, 1/15/28(b)	62,000	63,643
4.15%, 1/15/48(b)	26,000	26,423
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	531,000	676,979
4.00%, 3/15/28	88,000	93,180
4.45%, 8/01/42	14,000	14,395
Western Midstream Operating L.P.,
5.38%, 6/01/21	300,000	309,499
4.65%, 7/01/26	90,000	92,360
4.50%, 3/01/28	30,000	29,854
Williams (The) Cos., Inc.,
3.60%, 3/15/22	150,000	153,652
3.90%, 1/15/25	88,000	91,862
3.75%, 6/15/27	36,000	37,069
5.75%, 6/24/44	53,000	61,638
		6,803,685

Real Estate Investment Trusts – 0.1%
American Tower Corp.,
3.50%, 1/31/23	44,000	45,369
3.00%, 6/15/23	10,000	10,141
3.38%, 5/15/24	23,000	23,646
3.38%, 10/15/26	15,000	15,360
3.55%, 7/15/27	3,000	3,083
3.95%, 3/15/29	7,000	7,377
Crown Castle International Corp.,
4.87%, 4/15/22	24,000	25,418

	Par(a)	Value

Real Estate Investment Trusts (Continued)
3.20%, 9/01/24	$32,000	$32,627
3.70%, 6/15/26	20,000	20,896
3.65%, 9/01/27	88,000	91,087
Realty Income Corp.,
4.12%, 10/15/26	35,000	38,093
3.00%, 1/15/27	15,000	15,195
		328,292

Retail – 0.4%
Dollar General Corp.,
3.88%, 4/15/27	16,000	16,851
4.12%, 5/01/28	2,000	2,146
Home Depot (The), Inc.,
2.80%, 9/14/27	19,000	19,378
3.90%, 12/06/28	26,000	28,750
2.95%, 6/15/29	30,000	30,680
5.87%, 12/16/36	26,000	35,085
5.40%, 9/15/40	20,000	25,648
5.95%, 4/01/41	14,000	19,143
4.87%, 2/15/44	15,000	18,304
4.25%, 4/01/46	2,000	2,264
3.90%, 6/15/47	10,000	10,826
3.50%, 9/15/56	28,000	27,907
Lowe’s Cos., Inc.,
4.65%, 4/15/42	20,000	21,789
3.70%, 4/15/46	71,000	67,551
McDonald’s Corp.,
3.38%, 5/26/25	35,000	36,526
3.70%, 1/30/26	85,000	90,670
3.80%, 4/01/28	250,000	270,174
4.70%, 12/09/35	1,000	1,153
6.30%, 10/15/37	1,000	1,323
6.30%, 3/01/38	46,000	60,782
3.70%, 2/15/42	20,000	19,852
3.63%, 5/01/43	113,000	110,385
4.87%, 12/09/45	8,000	9,243
4.45%, 3/01/47	20,000	22,123
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	10,000	10,447
3.45%, 6/01/26	259,000	264,065
4.80%, 11/18/44	5,000	5,117
Walmart, Inc.,
3.55%, 6/26/25	35,000	37,278
3.05%, 7/08/26	25,000	26,080
3.70%, 6/26/28	340,000	371,418
3.25%, 7/08/29	128,000	136,014
3.95%, 6/28/38	85,000	95,802
4.00%, 4/11/43	18,000	20,116
4.30%, 4/22/44	15,000	17,523
		1,932,413

See Notes to Schedule of Investments.

37

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Semiconductors – 0.4%
Analog Devices, Inc.,
3.90%, 12/15/25		$16,000	$16,945
3.50%, 12/05/26		26,000	26,806
5.30%, 12/15/45		39,000	46,483
Applied Materials, Inc.,
3.90%, 10/01/25		48,000	51,530
3.30%, 4/01/27		99,000	103,510
5.10%, 10/01/35		25,000	30,602
5.85%, 6/15/41		33,000	42,990
4.35%, 4/01/47		89,000	101,910
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.87%, 1/15/27		234,000	228,898
3.50%, 1/15/28		2,000	1,879
Broadcom, Inc.,
3.13%, 4/15/21(b)		10,000	10,055
4.25%, 4/15/26(b)		125,000	125,955
Intel Corp.,
3.70%, 7/29/25		20,000	21,376
4.80%, 10/01/41		40,000	47,906
KLA Corp.,
4.10%, 3/15/29		150,000	161,737
5.00%, 3/15/49		54,000	62,035
Lam Research Corp.,
2.80%, 6/15/21		15,000	15,109
3.75%, 3/15/26		71,000	75,018
4.87%, 3/15/49		48,000	54,622
NVIDIA Corp., 3.20%, 9/16/26		173,000	178,446
QUALCOMM, Inc.,
3.45%, 5/20/25		8,000	8,332
4.65%, 5/20/35		73,000	82,848
4.80%, 5/20/45		5,000	5,696
Texas Instruments, Inc.,
2.25%, 5/01/23		18,000	18,061
2.90%, 11/03/27		200,000	206,333
3.88%, 3/15/39		5,000	5,547
4.15%, 5/15/48		18,000	20,802
			1,751,431

Software – 0.8%
Autodesk, Inc.,
3.60%, 12/15/22		35,000	35,897
3.50%, 6/15/27		141,000	143,197
Fidelity National Information Services, Inc.,
1.10%, 7/15/24	EUR	100,000	116,612
5.00%, 10/15/25		37,000	41,668
3.00%, 8/15/26		167,000	169,379
3.75%, 5/21/29		8,000	8,473
4.50%, 8/15/46		53,000	57,408

		Par(a)	Value

Software (Continued)
4.75%, 5/15/48		$18,000	$20,409
Fiserv, Inc.,
3.85%, 6/01/25		18,000	19,087
3.20%, 7/01/26		231,000	235,711
4.20%, 10/01/28		130,000	141,948
1.63%, 7/01/30	EUR	100,000	120,184
Microsoft Corp.,
2.40%, 8/08/26		60,000	60,193
3.30%, 2/06/27		500,000	529,796
3.50%, 2/12/35		182,000	195,013
4.20%, 11/03/35		9,000	10,373
3.45%, 8/08/36		132,000	139,887
3.50%, 11/15/42		29,000	30,570
3.75%, 2/12/45		110,000	119,584
3.70%, 8/08/46		386,000	418,400
4.50%, 2/06/57		2,000	2,438
Oracle Corp.,
2.50%, 10/15/22		129,000	129,907
3.63%, 7/15/23		55,000	57,857
2.65%, 7/15/26		141,000	141,552
3.80%, 11/15/37		81,000	86,549
5.37%, 7/15/40		5,000	6,305
4.12%, 5/15/45		57,000	61,957
4.00%, 7/15/46		75,000	80,013
salesforce.com, Inc., 3.70%, 4/11/28		430,000	465,326
			3,645,693

Telecommunications – 1.1%
AT&T, Inc.,
3.00%, 2/15/22		220,000	223,130
3.20%, 3/01/22		3,000	3,059
3.80%, 3/15/22		4,000	4,137
3.40%, 6/15/22		12,000	12,310
3.00%, 6/30/22		2,000	2,030
3.80%, 3/01/24		40,000	41,992
3.55%, 6/01/24		20,000	20,771
3.95%, 1/15/25		5,000	5,280
3.60%, 7/15/25		35,000	36,405
4.12%, 2/17/26		9,000	9,631
3.80%, 2/15/27		188,000	196,076
4.35%, 3/01/29		10,000	10,799
4.30%, 2/15/30(b)		360,000	386,686
4.50%, 5/15/35		39,000	41,541
4.90%, 8/15/37		10,000	10,916
4.85%, 3/01/39		71,000	77,529
6.35%, 3/15/40		80,000	100,744
6.00%, 8/15/40		5,000	6,009
5.55%, 8/15/41		5,000	5,782
5.37%, 10/15/41		49,000	55,131
4.30%, 12/15/42		58,000	58,147

See Notes to Schedule of Investments.

38

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Telecommunications (Continued)
4.80%, 6/15/44		$293,000	$309,238
4.35%, 6/15/45		40,000	40,233
4.85%, 7/15/45		5,000	5,321
4.75%, 5/15/46		3,000	3,171
5.15%, 11/15/46		26,000	28,801
5.45%, 3/01/47		52,000	60,099
4.50%, 3/09/48		140,000	143,183
5.15%, 2/15/50		36,000	40,092
Cisco Systems, Inc., 2.95%, 2/28/26		12,000	12,494
Corning, Inc.,
3.70%, 11/15/23		9,000	9,348
4.37%, 11/15/57		24,000	23,911
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(b)		112,500	112,838
Verizon Communications, Inc.,
3.38%, 2/15/25		120,000	125,146
2.63%, 8/15/26		10,000	9,990
4.13%, 3/16/27		668,000	726,077
4.33%, 9/21/28		550,000	610,220
3.88%, 2/08/29		30,000	32,310
4.50%, 8/10/33		275,000	311,376
4.40%, 11/01/34		13,000	14,412
4.27%, 1/15/36		476,000	516,799
4.81%, 3/15/39		28,000	32,187
3.85%, 11/01/42		98,000	100,427
4.86%, 8/21/46		5,000	5,828
4.52%, 9/15/48		180,000	200,238
			4,781,844

Transportation – 0.4%
Burlington Northern Santa Fe LLC,
3.00%, 4/01/25		5,000	5,160
6.15%, 5/01/37		16,000	21,449
5.75%, 5/01/40		40,000	52,634
5.40%, 6/01/41		10,000	12,540
4.95%, 9/15/41		2,000	2,400
4.15%, 4/01/45		30,000	33,259
4.05%, 6/15/48		111,000	121,375
CSX Corp.,
4.25%, 3/15/29		30,000	33,405
6.15%, 5/01/37		15,000	19,185
4.75%, 5/30/42		44,000	50,203
4.25%, 11/01/66		53,000	53,795
FedEx Corp., 8/05/25(f)	EUR	100,000	112,221
3.90%, 2/01/35		42,000	42,877
3.87%, 8/01/42		59,000	55,599

		Par(a)	Value

Transportation (Continued)
4.10%, 4/15/43		$44,000	$43,342
5.10%, 1/15/44		31,000	34,333
Norfolk Southern Corp.,
3.65%, 8/01/25		15,000	15,865
2.90%, 6/15/26		132,000	134,475
4.84%, 10/01/41		18,000	20,892
4.10%, 5/15/49		15,000	16,056
4.05%, 8/15/52		40,000	42,080
Ryder System, Inc., 3.45%, 11/15/21		7,000	7,149
Union Pacific Corp.,
3.50%, 6/08/23		45,000	46,741
2.75%, 3/01/26		53,000	53,389
3.95%, 9/10/28		220,000	240,263
3.38%, 2/01/35		91,000	90,362
3.60%, 9/15/37		60,000	61,226
4.37%, 9/10/38		2,000	2,230
4.75%, 9/15/41		20,000	22,648
4.50%, 9/10/48		270,000	305,355
3.80%, 10/01/51		12,000	12,090
3.88%, 2/01/55		71,000	69,863
3.95%, 8/15/59		20,000	20,067
United Parcel Service, Inc.,
2.50%, 4/01/23		8,000	8,068
3.40%, 3/15/29		105,000	111,610
6.20%, 1/15/38		2,000	2,771
			1,976,977

Trucking & Leasing – 0.0%(h)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.45%, 1/29/26(b)		10,000	10,736
3.40%, 11/15/26(b)		86,000	87,031
4.20%, 4/01/27(b)		55,000	57,673
			155,440

Total Corporate Bonds (Cost $94,739,127)			99,928,863

Foreign Issuer Bonds – 14.1%
Argentina – 0.1%
Argentina Bonar Bonds, 53.55%, 3/01/20(d)	ARS	200,000	4,341
Argentine Republic Government International Bond,
7.12%, 7/06/36		154,000	120,967
6.88%, 1/11/48		74,000	55,944
Telecom Argentina S.A., 8.00%, 7/18/26(b)		27,000	27,354
			208,606

See Notes to Schedule of Investments.

39

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Australia – 0.1%
BHP Billiton Finance USA Ltd.,
4.12%, 2/24/42	$22,000	$24,649
5.00%, 9/30/43	38,000	47,672
(5Y USD Swap Rate + 5.09%), 6.75%, 10/19/75(b)(i)	400,000	465,000
Commonwealth Bank of Australia, 3.90%, 7/12/47(b)	30,000	32,526
		569,847

Belgium – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	80,000	84,375
4.70%, 2/01/36	247,000	275,238
4.90%, 2/01/46	6,000	6,814
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/01/36	40,000	44,573
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 1/12/24	100,000	104,504
4.15%, 1/23/25	400,000	430,542
4.00%, 4/13/28	165,000	179,044
4.75%, 1/23/29	925,000	1,053,707
4.95%, 1/15/42	125,000	140,714
3.75%, 7/15/42	71,000	69,272
5.55%, 1/23/49	140,000	173,797
		2,562,580

Brazil – 0.4%
Brazilian Government International Bond, 4.50%, 5/30/29	242,000	252,045
Gol Finance, Inc., 7.00%, 1/31/25(b)	200,000	201,500
Petrobras Global Finance B.V.,
8.75%, 5/23/26	31,000	38,936
7.25%, 3/17/44	49,000	57,404
Suzano Austria GmbH, 6.00%, 1/15/29(b)	520,000	573,924
Vale Overseas Ltd., 6.25%, 8/10/26	650,000	731,900
		1,855,709

Canada – 0.4%
Air Canada Pass Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23(b)	12,960	13,520

		Par(a)	Value

Canada (Continued)
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)		$17,079	$17,261
Bank of Montreal,
3.10%, 7/13/20		2,000	2,016
3.10%, 4/13/21		17,000	17,258
1.90%, 8/27/21		2,000	1,987
2.90%, 3/26/22		24,000	24,315
2.35%, 9/11/22		3,000	3,008
3.30%, 2/05/24		19,000	19,620
2.50%, 6/28/24		12,000	11,981
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(i)		40,000	40,738
Barrick Gold Corp., 5.25%, 4/01/42		35,000	40,691
Barrick North America Finance LLC, 5.75%, 5/01/43		190,000	239,609
Enbridge, Inc.,
2.90%, 7/15/22		36,000	36,422
3.70%, 7/15/27		74,000	77,617
(3M USD LIBOR + 3.42%), 5.50%, 7/15/77(i)		150,000	149,544
Royal Bank of Canada, 3.20%, 4/30/21		220,000	223,611
Suncor Energy, Inc.,
3.60%, 12/01/24		22,000	22,914
4.00%, 11/15/47		10,000	10,410
Teck Resources Ltd.,
6.12%, 10/01/35		6,000	6,866
6.25%, 7/15/41		20,000	22,611
Toronto-Dominion Bank (The),
3.25%, 6/11/21		223,000	226,927
1.80%, 7/13/21		115,000	114,237
0.38%, 4/25/24	EUR	100,000	113,187
TransCanada PipeLines Ltd.,
4.87%, 1/15/26		123,000	136,914
4.25%, 5/15/28		58,000	62,689
4.63%, 3/01/34		18,000	20,070
5.85%, 3/15/36		71,000	85,583
4.75%, 5/15/38		3,000	3,317
6.10%, 6/01/40		11,000	13,755
			1,758,678

Chile – 0.1%
Corp. Nacional del Cobre de Chile, 3.63%, 8/01/27(b)		330,000	342,837

See Notes to Schedule of Investments.

40

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

China – 0.2%
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		$410,000	$423,308
Sinopec Group Overseas Development 2014 Ltd., 4.37%, 4/10/24(b)		290,000	310,320
Tencent Holdings Ltd., 3.60%, 1/19/28(b)		220,000	226,858
			960,486

Colombia – 0.6%
Colombia Government International Bond,
3.88%, 4/25/27		415,000	433,056
5.00%, 6/15/45		410,000	455,715
5.20%, 5/15/49		720,000	827,280
Ecopetrol S.A., 5.87%, 5/28/45		700,000	786,206
Transportadora de Gas Internacional S.A. ESP, 5.55%, 11/01/28(b)		200,000	226,752
			2,729,009

Denmark – 0.2%
Danske Bank A/S,
5.00%, 1/12/22(b)		400,000	418,957
5.37%, 1/12/24(b)		400,000	435,416
			854,373

Egypt – 0.1%
Egypt Government International Bond, 8.70%, 3/01/49(b)		262,000	286,235

Finland – 0.1%
Nordea Bank Abp, 6.63%, 3/26/26(b)(i)(j)		200,000	213,300

France – 1.2%
Air Liquide Finance S.A., 0.38%, 4/18/22	EUR	100,000	112,587
Banque Federative du Credit Mutuel S.A.,
0.13%, 2/05/24		100,000	111,399
2.62%, 3/18/24		100,000	124,716
BNP Paribas S.A., (5Y USD Swap Rate +
6.31%), 7.62%,
3/30/21(b)(i)(j)		200,000	210,756
3.50%, 3/01/23(b)		200,000	205,105
(3M USD LIBOR + 2.24%), 4.70%, 1/10/25(b)(i)		200,000	214,248
(5Y USD Swap Rate + 5.15%), 7.37%, 8/19/25(b)(i)(j)		200,000	221,500
1.50%, 5/25/28	EUR	200,000	245,859
4.40%, 8/14/28(b)		200,000	217,149

		Par(a)	Value

France (Continued)
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(i)		$600,000	$687,028
Credit Agricole S.A., (3M USD LIBOR + 6.98%), 8.37%, 10/13/19(b)(i)(j)		340,000	341,700
(5Y USD Swap Rate + 6.19%), 8.12%, 12/23/25(b)(i)(j)		200,000	231,750
Danone S.A., 2.95%, 11/02/26(b)		400,000	403,070
Engie S.A., 0.38%, 6/21/27	EUR	100,000	113,317
French Republic Government Bond OAT, 1.50%, 5/25/50(b)		643,400	859,421
MMS USA Financing, Inc., 0.63%, 6/13/25		100,000	111,366
Orange S.A., 1.20%, 7/11/34		100,000	114,487
Schneider Electric S.E., 0.25%, 9/09/24		200,000	226,205
Total Capital International S.A., 1.38%, 10/04/29		100,000	124,047
WEA Finance LLC, 4.12%, 9/20/28(b)		340,000	363,573
			5,239,283

Germany – 0.5%
Allianz Finance II B.V., 0.25%, 6/06/23	EUR	300,000	339,022
BASF S.E., 2.00%, 12/05/22		110,000	130,868
Bayer US Finance II LLC,
3.37%, 7/15/24(b)		46,000	46,402
4.40%, 7/15/44(b)		59,000	55,348
Daimler Finance North America LLC,
2.20%, 5/05/20(b)		150,000	149,542
2.85%, 1/06/22(b)		300,000	301,826
Deutsche Bank A.G., 4.25%, 2/04/21		229,000	231,545
Merck Financial Services GmbH, 0.01%, 12/15/23	EUR	200,000	222,896
SAP S.E., 1.62%, 3/10/31		100,000	125,395
Siemens Financieringsmaatschappij N.V.,
1.38%, 9/06/30		25,000	30,738
1.25%, 2/28/31		70,000	85,099
Volkswagen Bank GmbH, 0.38%, 7/05/22		300,000	334,382

See Notes to Schedule of Investments.

41

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Germany (Continued)
Volkswagen International Finance N.V., 1.87%, 3/30/27	EUR	$100,000	$119,240
Volkswagen Leasing GmbH, 1.00%, 2/16/23		100,000	113,909
			2,286,212

Hungary – 0.0%(h)
Hungary Government International Bond, 5.38%, 3/25/24		122,000	136,591

India – 0.0%(h)
Export-Import Bank of India, 3.38%, 8/05/26(b)		200,000	201,036

Indonesia – 0.6%
Indonesia Government International Bond, 4.35%, 1/11/48		1,130,000	1,188,051
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	5,599,000,000	424,938
6.63%, 5/15/33		357,000,000	23,471
8.37%, 3/15/34		1,593,000,000	120,997
7.50%, 6/15/35		457,000,000	32,411
8.37%, 4/15/39		2,679,000,000	201,688
Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	327,566
Perusahaan Listrik Negara PT, 5.45%, 5/21/28(b)		480,000	543,489
			2,862,611

Ireland – 0.0%(h)
Zurich Finance Ireland Designated Activity Co., 1.63%, 6/17/39	EUR	100,000	123,494

Italy – 0.2%
Intesa Sanpaolo S.p.A., 3.13%, 7/14/22(b)		640,000	639,115
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/01/67(b)	EUR	291,000	323,178
			962,293

Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc.,
2.95%, 3/01/21		200,000	201,231
2.66%, 7/25/22		4,000	4,016
3.76%, 7/26/23		37,000	38,674
2.53%, 9/13/23		400,000	398,252
0.34%, 7/19/24	EUR	200,000	223,991
3.29%, 7/25/27		20,000	20,635
Mizuho Financial Group, Inc., 2.95%, 2/28/22		475,000	479,335

		Par(a)	Value

Japan (Continued)
(3M USD LIBOR + 0.98%), 2.84%, 7/16/25(i)		$200,000	$201,054
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21		70,000	69,550
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(b)		200,000	229,824
			1,866,562

Kazakhstan – 0.2%
Kazakhstan Government International Bond, 4.88%, 10/14/44(b)		350,000	403,886
KazMunayGas National Co. JSC, 6.37%, 10/24/48(b)		420,000	507,444
			911,330

Kuwait – 0.2%
Equate Petrochemical B.V., 4.25%, 11/03/26(b)		410,000	435,472
Kuwait International Government Bond, 3.50%, 3/20/27(b)		210,000	222,392
			657,864

Luxembourg – 0.1%
ArcelorMittal, 4.55%, 3/11/26		220,000	230,431

Macau – 0.1%
Sands China Ltd., 5.13%, 8/08/25		300,000	329,790

Mexico – 1.3%
America Movil S.A.B. de C.V., 3.13%, 7/16/22		200,000	203,246
Comision Federal de Electricidad, 4.75%, 2/23/27(b)		200,000	205,252
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/27(b)		200,000	201,002
Mexican Bonos,
6.50%, 6/09/22	MXN	4,762,800	243,663
8.00%, 12/07/23		626,900	33,576
8.00%, 9/05/24		2,089,000	112,514
10.00%, 12/05/24		6,267,000	366,195
7.50%, 6/03/27		1,000,000	52,317
8.50%, 5/31/29		3,496,000	194,913
Mexico Government International Bond,
4.15%, 3/28/27		679,000	707,097
4.75%, 3/08/44		1,800,000	1,859,400
Petroleos Mexicanos,
6.37%, 2/04/21		74,000	76,553
6.87%, 8/04/26		34,000	34,658

See Notes to Schedule of Investments.

42

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Mexico (Continued)
6.50%, 3/13/27		$486,000	$481,966
5.35%, 2/12/28		267,000	245,373
5.63%, 1/23/46		713,000	582,165
			5,599,890

Morocco – 0.0%(h)
OCP S.A., 4.50%, 10/22/25(b)		200,000	207,750

Netherlands – 0.8%
Cooperatieve Rabobank U.A.,
4.37%, 8/04/25		940,000	997,228
1.38%, 2/03/27	EUR	70,000	85,264
Enexis Holding N.V., 0.75%, 7/02/31		100,000	113,934
ING Bank N.V., 0.00%, 4/08/22(g)		200,000	222,796
ING Groep N.V., 4.10%, 10/02/23		400,000	422,866
NXP B.V./NXP Funding LLC, 4.12%, 6/01/21(b)		200,000	204,546
3.87%, 9/01/22(b)		200,000	205,842
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
3.88%, 6/18/26(b)		40,000	41,044
4.30%, 6/18/29(b)		55,000	56,881
Shell International Finance B.V.,
1.88%, 5/10/21		25,000	24,875
2.25%, 1/06/23		8,000	8,010
3.50%, 11/13/23		170,000	178,464
3.25%, 5/11/25		40,000	41,806
1.25%, 5/12/28	EUR	100,000	121,651
3.88%, 11/13/28		310,000	340,237
4.12%, 5/11/35		99,000	111,480
6.37%, 12/15/38		3,000	4,294
3.63%, 8/21/42		26,000	26,806
4.55%, 8/12/43		40,000	47,186
4.00%, 5/10/46		170,000	188,192
TenneT Holding B.V., 1.25%, 10/24/33	EUR	100,000	120,676
			3,564,078

Norway – 0.0%(h)
Telenor ASA, 1.75%, 5/31/34		100,000	124,290

Panama – 0.2%
Panama Government International Bond,
3.87%, 3/17/28		200,000	213,752
6.70%, 1/26/36		510,000	699,980
			913,732

		Par(a)	Value

Peru – 0.5%
Inkia Energy Ltd., 5.87%, 11/09/27(b)		$200,000	$208,200
Peruvian Government International Bond,
4.13%, 8/25/27		152,000	169,100
6.55%, 3/14/37		110,000	155,926
5.62%, 11/18/50		320,000	443,203
Petroleos del Peru S.A., 4.75%, 6/19/32(b)		600,000	647,406
Southern Copper Corp., 5.25%, 11/08/42		510,000	566,301
			2,190,136

Philippines – 0.0%(h)
Philippine Government International Bond, 3.00%, 2/01/28		200,000	205,685

Poland – 0.2%
Republic of Poland Government International Bond, 4.00%, 1/22/24		650,000	697,835

Qatar – 0.3%
Qatar Government International Bond,
3.87%, 4/23/23(b)		200,000	210,750
4.82%, 3/14/49(b)		820,000	949,150
			1,159,900

Russia – 0.4%
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	21,443,000	330,821
8.50%, 9/17/31		28,110,000	486,135
Russian Foreign Bond - Eurobond, 5.62%, 4/04/42(b)		800,000	946,013
			1,762,969

Saudi Arabia – 0.0%(h)
Saudi Arabian Oil Co., 3.50%, 4/16/29(b)		200,000	204,607

South Africa – 0.2%
Anglo American Capital PLC,
3.62%, 9/11/24(b)		200,000	204,726
4.00%, 9/11/27(b)		400,000	403,817
Republic of South Africa Government Bond,
6.25%, 3/31/36	ZAR	4,898,000	246,411
8.75%, 1/31/44		1,799,000	111,919
			966,873

See Notes to Schedule of Investments.

43

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Spain – 0.4%
Banco de Sabadell S.A., 0.88%, 7/22/25	EUR	$100,000	$111,337
Banco Santander S.A.,
2.71%, 6/27/24		400,000	398,241
4.38%, 4/12/28		200,000	213,681
CaixaBank S.A., 1.12%, 3/27/26	EUR	100,000	115,771
Repsol International Finance B.V., 0.25%, 8/02/27		100,000	110,791
Spain Government Bond, 2.70%, 10/31/48(b)		320,000	478,174
Telefonica Emisiones S.A., 4.10%, 3/08/27		300,000	318,889
			1,746,884

Sweden – 0.1%
Svenska Handelsbanken AB, 1.95%, 9/08/20		500,000	497,789

Switzerland – 0.8%
Credit Suisse Group A.G., (5Y USD Swap Rate + 4.60%), 7.50%, 7/17/23(b)(i)(j)		200,000	212,500
(3M USD LIBOR + 1.20%), 3.00%, 12/14/23(b)(i)		500,000	501,039
(5Y USD Swap Rate + 4.33%), 7.25%, 9/12/25(b)(i)(j)		200,000	214,000
(3M USD LIBOR + 1.41%), 3.87%, 1/12/29(b)(i)		500,000	516,556
Glencore Funding LLC,
4.12%, 3/12/24(b)		240,000	248,852
4.00%, 3/27/27(b)		400,000	409,054
3.87%, 10/27/27(b)		80,000	81,165
Novartis Capital Corp.,
3.40%, 5/06/24		57,000	59,880
3.00%, 11/20/25		24,000	24,782
3.10%, 5/17/27		42,000	43,954
4.40%, 5/06/44		10,000	11,808
Roche Finance Europe B.V., 0.50%, 2/27/23	EUR	25,000	28,478
Sika Capital B.V., 0.88%, 4/29/27		100,000	116,674
Tyco Electronics Group S.A., 3.13%, 8/15/27		18,000	18,065
UBS Group Funding Switzerland A.G., (3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(i)		200,000	201,010

		Par(a)	Value

Switzerland (Continued)
(5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(i)(j)		$200,000	$211,000
4.25%, 3/23/28(b)		770,000	827,603
			3,726,420

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond, 2.50%, 10/11/22(b)		410,000	412,677
DP World PLC, 5.62%, 9/25/48(b)		500,000	554,390
			967,067

United Kingdom – 2.0%
BAE Systems Holdings, Inc., 3.80%, 10/07/24(b)		9,000	9,360
Barclays PLC, (3M USD LIBOR + 1.61%), 3.93%, 5/07/25(i)		400,000	404,116
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(i)		400,000	424,921
BAT Capital Corp.,
3.56%, 8/15/27		300,000	298,967
4.54%, 8/15/47		210,000	198,839
BAT International Finance PLC,
3.95%, 6/15/25(b)		63,000	65,250
3.13%, 3/06/29	EUR	100,000	129,420
British Telecommunications PLC, 9.62%, 12/15/30		20,000	30,112
CNH Industrial N.V., 3.85%, 11/15/27		20,000	20,314
Coca-Cola European Partners PLC, 1.88%, 3/18/30	EUR	100,000	125,048
GlaxoSmithKline Capital PLC, 3.38%, 6/01/29		30,000	31,744
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28		26,000	28,472
6.37%, 5/15/38		5,000	6,956
HSBC Holdings PLC, 5.10%, 4/05/21		3,000	3,131
(3M USD LIBOR + 1.21%), 3.80%, 3/11/25(i)		400,000	414,066
(3M USD LIBOR + 1.55%), 4.04%, 3/13/28(i)		200,000	208,990
(5Y USD Swap Rate + 3.61%), 6.50%, 3/23/28(i)(j)		200,000	208,500
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(i)		900,000	978,582

See Notes to Schedule of Investments.

44

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

United Kingdom (Continued)
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(i)		$230,000	$240,645
Lloyds Banking Group PLC,
3.75%, 1/11/27		200,000	202,914
4.37%, 3/22/28		690,000	730,356
RELX Capital, Inc.,
3.50%, 3/16/23		97,000	100,127
1.30%, 5/12/25	EUR	100,000	118,180
4.00%, 3/18/29		96,000	102,588
Reynolds American, Inc.,
4.45%, 6/12/25		410,000	434,560
6.15%, 9/15/43		20,000	22,543
Royal Bank of Scotland Group PLC,
(3M USD LIBOR + 1.48%), 3.50%, 5/15/23(i)		400,000	401,775
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(i)		200,000	204,821
(3M USD LIBOR + 1.75%), 4.89%, 5/18/29(i)		200,000	213,084
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(i)		200,000	216,437
Santander UK Group Holdings PLC,
2.88%, 10/16/20		134,000	134,346
3.13%, 1/08/21		50,000	50,279
Santander UK PLC, 5.00%, 11/07/23(b)		800,000	845,750
Sky Ltd., 2.25%, 11/17/25	EUR	120,000	150,984
Standard Chartered PLC, 3.79%, 5/21/25(b)(i)		200,000	203,799
Vodafone Group PLC,
3.75%, 1/16/24		85,000	88,493
4.13%, 5/30/25		55,000	58,438
4.37%, 5/30/28		300,000	325,845
6.15%, 2/27/37		8,000	9,808
4.37%, 2/19/43		3,000	3,026
5.25%, 5/30/48		105,000	118,084
5.12%, 6/19/59		7,000	7,718
(5Y USD Swap Rate + 4.87%), 7.00%, 4/04/79(i)		140,000	153,387
			8,724,775

Uruguay – 0.3%
Uruguay Government International Bond, 4.37%, 10/27/27		210,000	228,640

	Par(a)	Value

Uruguay (Continued)
4.38%, 1/23/31	$210,000	$229,425
5.10%, 6/18/50	560,000	642,600
		1,100,665

Total Foreign Issuer Bonds (Cost $59,217,337)		62,510,502

U.S. Government Agencies – 0.6%(k)
Federal Home Loan Banks – 0.6%
FHLB Discount Notes,
0.00%, 8/01/19(g)	1,490,000	1,490,000
0.00%, 9/20/19(g)	630,000	628,123
0.00%, 9/27/19(g)	340,000	338,859
		2,456,982

Total U.S. Government Agencies (Cost $2,456,815)		2,456,982

U.S. Government Obligations – 9.2%
U.S. Treasury Bonds – 5.9%
4.50%, 2/15/36(l)	8,692,000	11,454,083
3.00%, 2/15/48	3,590,000	3,930,350
3.00%, 8/15/48	1,710,000	1,874,321
3.37%, 11/15/48	3,152,000	3,707,171
3.00%, 2/15/49(l)	4,462,000	4,897,219
5/15/49(l)	80,000	85,815
		25,948,959

U.S. Treasury Inflation-Indexed Bonds – 0.9%
1.38%, 2/15/44	940,000	1,186,157
0.75%, 2/15/45	310,000	337,769
1.00%, 2/15/46	500,000	573,498
1.00%, 2/15/49	1,760,000	1,922,491
		4,019,915

U.S. Treasury Inflation-Indexed Notes – 0.9%
0.50%, 4/15/24	4,041,000	4,144,608

U.S. Treasury Notes – 1.5%
2.50%, 2/15/22	1,879,000	1,908,213
2.25%, 4/15/22	1,236,000	1,248,408
2.13%, 5/15/22	210,000	211,518
1.75%, 6/15/22	287,000	286,338
1.75%, 7/15/22	83,000	82,767
2.62%, 12/31/23	155,000	160,031
2.25%, 4/30/24	262,000	266,718
2.00%, 5/31/24	404,000	406,983
2.62%, 2/15/29	1,833,000	1,928,587
		6,499,563

Total U.S. Government Obligations (Cost $38,081,899)		40,613,045

See Notes to Schedule of Investments.

45

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Mortgage-Backed Securities – 40.2%
Federal Home Loan Mortgage Corporation – 2.9%
Multifamily Structured Pass Through Certificates,
Series K090, Class A2, 3.42%, 2/25/29	$371,000	$399,722
Series K091, Class A2, 3.51%, 3/25/29	230,000	249,451
Pool,
#QA0639, 4.00%, 6/01/49	761,908	800,619
#QA0794, 7/01/49(f)	99,090	99,968
#QA1033, 7/01/49(f)	1,791,239	1,807,111
#QA1597, 3.00%, 8/01/49	300,000	302,414
#RA1103, 7/01/49(f)	197,844	200,071
#SD8004, 3.00%, 8/01/49	2,900,000	2,925,697
#SD8010, 3.00%, 9/01/49	2,314,200	2,334,706
#ZM1677, 3.00%, 9/01/46	1,237,056	1,256,172
#ZT1857, 4.50%, 3/01/49	2,192,838	2,383,075
#ZT1955, 3.00%, 5/01/49	285,801	288,333
		13,047,339

Federal Home Loan Mortgage Corporation Gold – 5.9%
Pool,
#G08747, 3.00%, 2/01/47	691,680	701,473
#G08750, 3.00%, 3/01/47	450,967	457,365
#G08779, 3.50%, 9/01/47	1,027,410	1,059,924
#G08791, 3.00%, 12/01/47	772,841	784,197
#G08799, 3.00%, 2/01/48	160,466	162,701
#G08800, 3.50%, 2/01/48	265,796	274,323
#G08803, 3.00%, 3/01/48	971,396	984,486
#G08835, 3.50%, 9/01/48	284,658	292,046
#G08841, 3.50%, 10/01/48	2,603,510	2,674,529
#G08846, 3.50%, 11/01/48	1,445,713	1,481,537
#G08861, 3.50%, 2/01/49	570,894	585,189
#G08865, 3.50%, 3/01/49	962,057	986,713
#G08871, 3.50%, 4/01/49	88,970	91,262
#G08877, 4.00%, 5/01/49	1,263,475	1,308,229
#G08887, 3.00%, 6/01/49	4,171,759	4,211,145
#G60972, 4.50%, 5/01/47	60,347	65,119
#G61047, 4.50%, 7/01/47	248,462	268,110
#G61079, 4.50%, 7/01/47	77,730	83,084
#G61677, 4.50%, 4/01/47	157,191	167,734
#G61727, 4.00%, 11/01/48	279,890	290,750
#G61739, 3.00%, 9/01/48	471,745	478,958
#G61813, 3.00%, 7/01/46	497,363	507,111

	Par	Value

Federal Home Loan Mortgage Corporation Gold (Continued)
#G61989, 3.50%, 4/01/49	$5,690,850	$5,944,935
#G67715, 4.50%, 8/01/48	359,886	388,179
#G67721, 4.50%, 4/01/49	142,605	152,757
#Q41209, 3.50%, 6/01/46	71,449	74,194
#Q48752, 3.50%, 6/01/47	82,375	85,295
#Q53534, 3.00%, 1/01/48	36,787	37,317
#Q57853, 4.50%, 8/01/48	195,903	211,316
#Q59918, 4.50%, 7/01/48	477,841	515,433
#V84260, 3.50%, 6/01/48	367,590	381,572
#V85283, 3.50%, 3/01/49	296,590	306,463
		26,013,446

Federal National Mortgage Association – 14.2%
Alternative Credit Enhancement Securities,
Series 2019-M4, Class A2, 3.61%, 2/25/31	100,000	108,629
Series 2019-M5, Class A2, 3.27%, 1/25/29	110,000	116,238
Series 2019-M6, Class A2, 3.45%, 1/01/29	210,000	225,100
Balloon Pool TBA,
8/20/19(f)	100,000	101,527
8/01/29(f)	100,000	101,832
7/01/31(f)	500,000	509,977
8/01/31(f)	400,000	404,109
5/25/49(f)	1,600,000	1,633,426
Pool,
#890696, 3.00%, 9/01/30	211,120	215,550
#890843, 3.00%, 9/01/47	90,807	92,152
#AK6740, 4.00%, 3/01/42	1,770,489	1,889,798
#AL3311, 3.50%, 3/01/43	2,731,290	2,856,550
#AL5597, 4.50%, 6/01/44	313,536	338,171
#AL9397, 3.00%, 10/01/46	237,969	241,480
#AL9475, 4.50%, 11/01/45	117,933	127,202
#AS0496, 3.00%, 9/01/28	33,994	34,707
#AS2947, 4.00%, 7/01/44	983,379	1,038,077
#AS5480, 4.50%, 7/01/45	90,054	97,535
#AS7313, 3.50%, 6/01/46	745,482	770,516
#AS7488, 3.00%, 7/01/46	1,177,484	1,198,409
#AS7726, 3.00%, 8/01/46	846,473	859,553

See Notes to Schedule of Investments.

46

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal National Mortgage Association (Continued)
#AS7844, 3.00%, 9/01/46	$234,167	$237,634
#AS8269, 3.00%, 11/01/46	1,694,164	1,719,077
#AU6873, 4.50%, 11/01/43	156,912	172,163
#AW1281, 3.00%, 7/01/29	14,571	14,877
#AW4229, 3.00%, 7/01/29	62,302	63,777
#AX6435, 3.00%, 1/01/30	39,256	40,077
#BC1509, 3.00%, 8/01/46	154,461	156,714
#BC2817, 3.00%, 9/01/46	307,919	313,088
#BE2735, 4.50%, 10/01/47	19,468	20,994
#BH5764, 4.50%, 11/01/47	82,472	88,332
#BH9243, 3.00%, 1/01/33	451,450	460,807
#BJ9172, 4.50%, 5/01/48	405,930	437,598
#BL2201, 3.35%, 5/01/29	20,000	21,278
#BL2379, 3.09%, 5/01/29	100,000	104,802
#BL2454, 3.16%, 5/01/29	59,876	62,889
#BL2456, 3.26%, 5/01/29	59,828	63,261
#BL2457, 3.26%, 5/01/29	40,000	42,381
#BL2465, 3.24%, 5/01/29	100,000	105,608
#BM1922, 4.50%, 7/01/46	220,153	241,458
#BM3208, 4.50%, 11/01/47	162,729	174,287
#BM4226, 3.00%, 1/01/47	2,598,213	2,640,289
#BM4351, 4.50%, 8/01/48	153,910	165,917
#BM4614, 3.00%, 3/01/33	74,187	75,863
#BM4696, 3.00%, 3/01/47	1,373,445	1,399,490
#BM4751, 3.50%, 3/01/43	181,034	189,519
#BM4897, 3.50%, 12/01/46	185,782	193,568
#BM5024, 3.00%, 11/01/48	2,811,511	2,854,879
#BM5073, 3.00%, 4/01/48	1,218,142	1,237,395
#BM5304, 3.00%, 9/01/32	62,048	63,523
#BM5520, 3.50%, 2/01/47	1,132,098	1,169,256
#BM5526, 3.50%, 2/01/48	288,285	297,042
#BM5757, 4.00%, 8/01/48	559,069	596,163

	Par	Value

Federal National Mortgage Association (Continued)
#BM5862, 4.50%, 2/01/49	$471,598	$508,348
#BM5896, 4.50%, 5/01/48	209,724	226,183
#BM6019, 3.50%, 5/01/34	442,103	460,705
#BN0691, 4.50%, 8/01/48	86,866	92,610
#BN1623, 4.50%, 11/01/48	136,434	146,079
#BN5424, 3.50%, 4/01/49	1,281,115	1,319,924
#BN6625, 3.50%, 5/01/49	801,039	836,160
#BN6688, 4.00%, 6/01/49	420,027	444,825
#BN7652, 7/01/49(f)	798,133	809,338
#BN9558, 7/01/49(f)	198,412	200,217
#BO0968, 4.00%, 6/01/49	99,876	103,732
#BO3815, 3.00%, 8/01/49	200,000	201,609
#CA0858, 3.50%, 12/01/47	450,813	466,731
#CA1021, 4.50%, 1/01/48	216,250	231,616
#CA3022, 3.50%, 1/01/34	212,162	221,646
#CA3094, 4.50%, 2/01/49	777,667	852,487
#CA3344, 4.50%, 4/01/49	741	812
#CA3471, 3.50%, 5/01/49	396,425	409,355
#CA3478, 3.50%, 5/01/49	297,785	306,805
#CA3500, 4.00%, 5/01/49	352,714	377,625
#CA3516, 4.50%, 5/01/49	623,215	683,177
#CA3634, 3.50%, 6/01/49	199,345	206,281
#CA3637, 3.50%, 6/01/49	198,977	204,961
#CA3645, 3.50%, 6/01/49	1,673,151	1,746,505
#CA3809, 3.00%, 7/01/49	199,725	202,282
#CA3821, 4.00%, 7/01/49	117,503	125,300
#CA3823, 4.00%, 7/01/49	4,600,500	4,905,790
#FM1002, 3.50%, 1/01/48	1,380,440	1,428,447
#MA3210, 3.50%, 12/01/47	1,399,847	1,443,884

See Notes to Schedule of Investments.

47

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal National Mortgage Association (Continued)
#MA3536, 4.00%, 12/01/48	$2,539,462	$2,627,906
#MA3537, 4.50%, 12/01/48	2,259,000	2,368,857
#MA3664, 4.00%, 5/01/49	7,588,264	7,855,440
#MA3665, 4.50%, 5/01/49	486,845	510,633
#MA3686, 3.50%, 6/01/49	2,078,123	2,130,167
		63,040,981

Government National Mortgage Association – 5.3%
Pool TBA,
8/01/49(f)	15,180,000	15,677,888
9/01/49(f)	5,133,000	5,312,908
10/01/49(f)	2,422,000	2,521,369
		23,512,165

Government National Mortgage Association I – 0.2%
Pool,
#784571, 3.50%, 6/15/48	176,295	183,193
#AB2892, 3.00%, 9/15/42	285,469	292,288
#AB9108, 3.00%, 10/15/42	193,545	198,170
		673,651

Government National Mortgage Association II – 2.7%
Pool,
#784577, 4.00%, 7/20/47	1,338,418	1,413,518
#784674, 3.50%, 4/20/48	191,637	198,244
#BM7486, 3.50%, 7/20/49	500,000	521,072
#MA2678, 3.50%, 3/20/45	38,397	39,976
#MA3596, 3.00%, 4/20/46	910,408	934,846
#MA3663, 3.50%, 5/20/46	1,110,319	1,152,798
#MA3736, 3.50%, 6/20/46	1,468,521	1,524,708
#MA4384, 4.50%, 4/20/47	567,804	595,770
#MA4838, 4.00%, 11/20/47	392,439	409,689
#MA4899, 3.00%, 12/20/47	189,189	193,513
#MA4901, 4.00%, 12/20/47	159,614	166,661
#MA5078, 4.00%, 3/20/48	661,989	689,725
#MA5192, 4.00%, 5/20/48	618,198	643,112
#MA5330, 4.00%, 7/20/48	173,719	180,670

	Par	Value

Government National Mortgage Association II (Continued)
#MA5596, 4.50%, 11/20/48	$2,303,495	$2,400,894
#MA5710, 4.00%, 1/20/49	194,644	202,230
#MA5711, 4.50%, 1/20/49	441,305	459,965
#MA5931, 4.00%, 5/20/49	398,173	413,935
		12,141,326

Uniform Mortgage Backed Securities – 9.0%
Pool TBA,
8/01/34(f)	11,407,600	11,616,756
8/01/49(f)	18,442,000	19,124,536
9/01/49(f)	8,800,000	9,226,254
		39,967,546

Total Mortgage-Backed Securities (Cost $176,357,735)		178,396,454

Municipal Bonds – 1.9%
California – 0.4%
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	242,712
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/01/50	50,000	81,146
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente, 5.00%, 11/01/47	20,000	28,809
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	240,682
California State Various Purpose Bid Group Taxable GO Unlimited Bonds, 2.65%, 4/01/26	140,000	142,131
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50% 4/01/34	35,000	52,479
7.55% 4/01/39	80,000	128,298
Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	68,754

See Notes to Schedule of Investments.

48

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

California (Continued)
Los Angeles Department Water & Power Revenue Bonds, Build America Bonds, 6.60%, 7/01/50	$85,000	$132,086
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	100,000	138,218
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), 2.22%, 12/01/35(d)	140,000	138,727
San Jose Redevelopment Agency Successor Agency Senior Tax Allocation Taxable Refunding Bonds, Series A-T, 3.17%, 8/01/26	30,000	31,577
University of California Revenue Bonds, Build America Bonds, 5.77%, 5/15/43	135,000	178,060
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(m)	15,000	18,297
University of California Taxable General Revenue Bonds, Series AJ, 4.60%, 5/15/31	55,000	63,176
University of California Taxable General Revenue Bonds, Series BD, 3.35%, 7/01/29	115,000	123,395
University of California Taxable General Revenue Refunding Bonds, Series AX, 3.06%, 7/01/25	140,000	145,286
		1,953,833

Colorado – 0.0%(h)
Colorado State Building Excellent Schools Today COPS, Series N, 5.00%, 3/15/38	120,000	145,523

Connecticut – 0.0%(h)
Connecticut State Taxable GO Unlimited Bonds, Series A,
2.99% 1/15/23	50,000	50,855
5.85% 3/15/32	80,000	101,969
		152,824

	Par	Value

Delaware – 0.0%(h)
Delaware State GO Unlimited Bonds, 5.00%, 2/01/24	$150,000	$175,638

Florida – 0.0%(h)
Miami-Dade County Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 4/01/53	20,000	23,371
Putnam County Development Authority Revenue Refunding Bonds, Series A, Seminole Project, 5.00%, 3/15/42	20,000	23,556
		46,927

Georgia – 0.1%
Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00%, 11/01/40	90,000	104,689
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, 4.00%, 7/01/25	100,000	115,844
Metropolitan Atlanta Rapid Transit Authority Sales TRB, Series A, 5.00%, 7/01/41	40,000	46,523
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	21,000	26,968
		294,024

Illinois – 0.1%
Illinois State GO Unlimited Bonds, Series D,
5.00% 11/01/25	90,000	100,497
5.00% 11/01/26	170,000	191,386
Illinois State Taxable Pension GO Unlimited Bonds, 5.10%, 6/01/33	235,000	242,675
		534,558

See Notes to Schedule of Investments.

49

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Indiana – 0.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, 5.00%, 10/01/45	$150,000	$170,369
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority Project Green Bonds, 5.00%, 10/01/46	50,000	58,320
		228,689

Mississippi – 0.0%(h)
Mississippi State Hospital Equipment & Facilities Authority Revenue Bonds, Baptist Memorial Health Corp., 5.00%, 9/01/46	90,000	100,302

Missouri – 0.1%
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), (AGM Insured), 5.00%, 3/01/49	55,000	65,157
Missouri State Health & Educational Facilities Authority Taxable Revenue Refunding Bonds, Series A, Washington University, 3.65%, 1/15/46	180,000	192,350
		257,507

Nevada – 0.1%
Clark County Airport System Revenue Refunding Bonds, Series B,
5.00% 7/01/32	10,000	12,732
5.00% 7/01/33	10,000	12,687
5.00% 7/01/35	20,000	25,157
5.00% 7/01/41	30,000	36,765
5.00% 7/01/42	40,000	48,890
North Las Vegas GO Limited Refunding Bonds (BAM Insured), 5.00%, 6/01/28	140,000	176,695
		312,926

New Jersey – 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Federal Highway Reimbursement Notes, 5.00%, 6/15/27	90,000	107,973

	Par	Value

New Jersey (Continued)
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, 5.75%, 12/15/28	$45,000	$51,833
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.42%, 1/01/40	100,000	157,425
		317,231

New York – 0.4%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds, 7.33%, 11/15/39	50,000	77,919
Metropolitan Transportation Authority Revenue BANS, Series B-1, 5.00%, 5/15/22	140,000	154,288
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	25,000	32,475
Metropolitan Transportation Authority Revenue Bonds, Series B, Green Bonds, 5.00%, 11/15/52	50,000	59,255
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.44%, 6/15/43	100,000	134,337
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	15,000	21,363
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	15,000	21,316
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
3.60% 2/01/25	60,000	63,368
3.75% 11/01/25	55,000	57,793

See Notes to Schedule of Investments.

50

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

New York (Continued)
3.90% 8/01/31	$25,000	$27,201
New York City Transitional Finance Authority Taxable Future Tax Secured Revenue Bonds, 3.35%, 11/01/30	85,000	90,048
New York City Transitional Finance Authority Taxable Future Tax Secured Subordinate Revenue Bonds, 3.65%, 11/01/24	55,000	57,781
New York GO Unlimited Bonds, Subseries F-1, 5.00%, 4/01/43	40,000	48,171
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	37,437
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00% 7/01/46	90,000	99,210
5.25% 1/01/50	90,000	99,998
New York Taxable GO Unlimited Bonds, Series A, Fiscal 2020, 2.85%, 8/01/31(f)	75,000	75,409
New York Taxable GO Unlimited Bonds, Series F-1, Build America Bonds, 6.27%, 12/01/37	95,000	130,620
New York Taxable GO Unlimited Bonds, Subseries D-2, Fiscal 2019,
3.53% 12/01/25	45,000	47,925
3.76% 12/01/27	15,000	16,308
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/01/40	70,000	92,884
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	135,000	174,176
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	30,000	38,087
		1,657,369

	Par	Value

Ohio – 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Build America Bonds, 6.45%, 2/15/44	$80,000	$112,797
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	65,000	103,062
JobsOhio Beverage System Statewide Liquor Profits Taxable Revenue Bonds, Series B, 3.99%, 1/01/29	55,000	59,766
		275,625

Oregon – 0.1%
Oregon State School Board Association Short-Term Program Certificates Taxable Pension GO Limited Bonds (AMBAC School Board Guaranty Program Insured), 4.76%, 6/30/28	50,000	55,679
Oregon State School Boards Association Short-Term Borrowing Program Certificates Taxable Pension GO Limited Bonds, Series B (NATL Insured),
5.55% 6/30/28	100,000	118,275
5.68% 6/30/28	70,000	84,050
Oregon State Taxable Pension GO Unlimited Bonds, 5.89%, 6/01/27	115,000	138,513
University of Oregon General Revenue Bonds, Series A, 5.00%, 4/01/46	90,000	105,033
		501,550

Pennsylvania – 0.2%
Berks County IDA Health System Revenue Refunding Bonds, Tower Health Project,
5.00% 11/01/47	90,000	103,502
5.00% 11/01/50	90,000	102,981
Commonwealth Financing Authority Taxable Revenue Bonds, Series A, 3.81%, 6/01/41	155,000	163,850
Pennsylvania State Turnpike Commission Oil Franchise TRB, Series A, 5.00%, 12/01/48	60,000	71,563

See Notes to Schedule of Investments.

51

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Pennsylvania (Continued)
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series B-1, 5.25%, 6/01/47	$130,000	$151,235
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1, 5.00%, 12/01/46	100,000	114,895
		708,026

South Carolina – 0.0%(h)
South Carolina State Public Services Authority Taxable Obligations Revenue Bonds, Series D, 2.39%, 12/01/23	70,000	69,230

Texas – 0.1%
Aldine Independent School District School Building GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/43	10,000	11,976
Grand Parkway Transportation Corp. Texas System Toll Subordinate Tier Revenue Bonds, Series A (TELA Supported), 5.00%, 10/01/43	70,000	84,179
Matagorda County Navigation District No. 1 Revenue Refunding Bonds, Central Power & Light Company Project, 2.60%, 11/01/29	40,000	40,649
San Antonio Electric & Gas Revenue Bonds, Junior Lien, Build America Bonds, 5.81%, 2/01/41	40,000	54,225
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 5.00%, 4/15/23	20,000	22,818
		213,847

Utah – 0.0%(h)
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	90,000	104,495

Virginia – 0.0%(h)
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/52	90,000	102,116

	Par	Value

Washington – 0.0%(h)
Chelan County Public Utility District No. 1 Capital Appreciation Revenue Refunding Bonds, Series A (NATL Insured), 0.00%, 6/01/28(g)	$210,000	$176,171
Washington State Convention Center Public Facilities District Revenue Bonds, 5.00%, 7/01/58	30,000	34,820
		210,991

Wisconsin – 0.0%(h)
PFA Revenue Bonds (AMT), Denver International Airport, 5.00%, 9/30/49	90,000	102,587

Total Municipal Bonds (Cost $8,058,336)		8,465,818

	Number of Shares

Investment Companies – 4.6%
BlackRock Allocation Target Shares, Series A Non-Government	692,749	6,982,913
Schwab U.S. TIPS ETF Non-Government	236,615	13,314,326

Total Investment Companies (Cost $19,687,126)		20,297,239

	Par

Short Term Investments – 8.8%
Borrowed Bond Agreements – 0.5%
Credit Suisse Group A.G., 1.75%, Open (Purchased on 6/14/19 to be repurchased at $45,905, collateralized by YPF S.A., 8.50%, due 3/23/21, par and fair value of $29,000 and $29,689, respectively) (n)	29,761	29,761

See Notes to Schedule of Investments.

52

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par	Value

Borrowed Bond Agreements (Continued)
BofA Securities, Inc., 2.60%, Open (Purchased on 7/31/19 to be repurchased at $293,092, collateralized by U.S. Treasury Notes, 2.38%-2.88%, due 1/31/24-8/15/28, par and fair value of $283,000 and $291,853, respectively) (n)		293,071	$293,071
BofA Securities, Inc., 2.60%, Open (Purchased on 7/31/19 to be repurchased at $178,494, collateralized by U.S. Treasury Bonds, 2.88%, due 5/15/49, par and fair value of $167,000 and $177,488, respectively) (n)		178,481	178,481
BofA Securities, Inc., 2.32%, Open (Purchased on 7/31/19 to be repurchased at $1,195,092, collateralized by U.S. Treasury Notes, 2.38%, due 5/15/29, par and fair value of $1,156,000 and $1,192,067, respectively) (n)		1,195,015	1,195,015
BofA Securities, Inc., 2.20%, Open (Purchased on 7/31/19 to be repurchased at $408,002, collateralized by U.S. Treasury Notes, 1.75%, due 6/30/24, par and fair value of $409,000 and $405,892, respectively) (n)		407,978	407,978
			2,104,306

Money Market Fund – 8.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(o)		36,791,434	36,791,434

Total Short Term Investments (Cost $38,895,740)			38,895,740

Number of Contracts		Notional Amount

Purchased Options – 0.0%(h)
Call Options – 0.0%(h)
5-Year U.S. Treasury Note, Strike Price $117.55, Expires 8/23/19	5	587,750	1,133

Number of Contracts		Notional Amount	Value

Call Options (Continued)
Chinese Yuan vs. U.S. Dollar, Strike Price $7.10, Expires 8/09/19	1	$4,000	$20
U.S. Dollar vs. Euro, Strike Price $1.15, Expires 8/01/19	1	4,999,500	—	(p)
U.S. Dollar vs. South African Rand, Strike Price $13.75, Expires 9/30/19	1	249,000	1,210
U.S. Treasury Long Bond, Strike Price $155.00, Expires 8/23/19	6	933,540	8,344
U.S. Treasury Long Bond, Strike Price $154.00, Expires 8/23/19	1	155,590	2,047
			12,754

Put Options – 0.0%(h)
Brazilian Real vs. Euro, Strike Price $4.15, Expires 9/26/19	1	140,000	973
Brazilian Real vs. U.S. Dollar, Strike Price $3.40, Expires 11/22/19	1	124,000	68
Brazilian Real vs. U.S. Dollar, Strike Price $3.65, Expires 11/22/19	1	298,000	1,826
Brazilian Real vs. U.S. Dollar, Strike Price $3.75, Expires 8/28/19	1	62,000	269
Mexican Peso vs. U.S. Dollar, Strike Price $19.00, Expires 8/09/19	1	62,000	106
Polish Zloty vs. U.S. Dollar, Strike Price $3.76, Expires 8/13/19	1	83,000	6
South Korean Won vs. U.S. Dollar, Strike Price $125.00, Expires 8/12/19	1	351,000	3
South Korean Won vs. U.S. Dollar, Strike Price $125.00, Expires 9/03/19	1	502,000	31
South Korean Won vs. U.S. Dollar, Strike Price $125.00, Expires 8/23/19	1	83,000	3
South Korean Won vs. U.S. Dollar, Strike Price $175.00, Expires 8/08/19	1	83,000	50
U.S. Dollar vs. Euro, Strike Price $1.11, Expires 8/27/19	1	93,000	432
U.S. Treasury Long Bond, Strike Price $155.59, Expires 8/23/19	1	155,590	797
			4,564

Total Purchased Options (Cost $41,243)			17,318

See Notes to Schedule of Investments.

53

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Total Long Positions – 114.9% (Cost $494,755,995)		509,319,276

	Par	Value

Short Positions – (1.6)%
U.S. Government Obligations – (0.5)%
U.S. Treasury Bonds – (0.1)%
5/15/49(f)(l)	$(167,000)	$(179,140)

U.S. Treasury Notes – (0.4)%
2.50%, 1/31/24(l)	(146,000)	(150,043)
2.37%, 2/29/24(l)	(112,000)	(114,599)
1.75%, 6/30/24(l)	(409,000)	(407,131)
2.87%, 8/15/28(l)	(25,000)	(26,790)
2.38%, 5/15/29(l)	(1,156,000)	(1,192,125)
		(1,890,688)

Total U.S. Government Obligations (Cost $(2,057,052))		(2,069,828)

Mortgage-Backed Securities – (1.1)%
Pool TBA(f)	(306,000)	(308,612)
Pool TBA(f)	(4,400,000)	(4,487,574)

Total Mortgage-Backed Securities (Proceeds $(4,784,956))		(4,796,186)

	Par	Value

Foreign Issuer Bonds – (0.0)%(h)
YPF S.A.(b)	(29,000)	$(29,689)

Total Foreign Issuer Bonds (Proceeds $(28,272))		(29,689)

Total Short Positions – (1.6)% (Cost $(6,870,280))		(6,895,703)

Total Written Options – (0.0)% (Premiums Received $(186,353))		(119,972)

Liabilities less Other Assets – (13.3)%(q)		(58,822,821)

NET ASSETS – 100.0%		$443,480,780

(a)	Par value is in USD unless otherwise indicated.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31,2019 is disclosed.

(d)	Variable rate security. Rate as of July 31, 2019 is disclosed.
(e)	Step coupon bond. Rate as of July 31, 2019 is disclosed.
(f)	When-Issued Security. Coupon rate was not in effect at July 31, 2019.
(g)	Zero coupon bond.
(h)	Amount rounds to less than 0.05%.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(l)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(m)	Century bond maturing in 2112.
(n)	The amount to be repurchased assume the maturity will be the day after the period end.
(o)	7-day current yield as of July 31, 2019 is disclosed.
(p)	Amount rounds to less than one dollar.
(q)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

Percentages shown are based on Net Assets

Abbreviations:
1M	1 Month
3M	3 Month
5Y	5 Year
ABS	Asset-Backed Security

See Notes to Schedule of Investments.

54

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARS	Argentine Peso
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
COPS	Certificates of Participation
CWA	Clean Water Act
ETF	Exchange-Traded Fund
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
IDA	Industrial Development Authority
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MXN	Mexican Peso
NATL	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PLC	Public Limited Company
PSF	Permanent School Fund
RUB	Russian Ruble
TBA	To be announced
TIPS	Treasury Inflation Protected Securities
TRB	Tax Revenue Bonds
USD	United States Dollar
ZAR	South African Rand

Sector Diversification (%)
Mortgage-Backed Securities	39.1
Corporate Bonds	22.5
Foreign Issuer Bonds	14.1
Asset-Backed Securities	13.0
Short-Term Investments	8.8
U.S. Government Obligations	8.7
All other sectors less than 5%	(6.2)

Total	100.0

See Notes to Schedule of Investments.

55

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Futures Contracts outstanding at July 31, 2019:

Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)

Long Contracts
30-Day Federal Funds Rate	52	8/30/2019	USD	21,201,988	$ (12,460)
10-Year U.S. Treasury Note	108	9/19/2019	USD	13,761,563	7,172
Ultra 10-Year U.S. Treasury Note	5	9/19/2019	USD	689,219	1,416
Ultra U.S. Treasury Bond	99	9/19/2019	USD	17,578,687	393,640
2-Year U.S. Treasury Note	122	9/30/2019	USD	26,157,562	(65,582)
5-Year U.S. Treasury Note	153	9/30/2019	USD	17,985,867	(34,981)
90-Day Eurodollar	5	12/16/2019	USD	1,223,188	(1,137)
90-Day Eurodollar	3	3/16/2020	USD	735,675	3,600
90-Day Eurodollar	25	6/15/2020	USD	6,136,875	14,350

Total Long Contracts					$ 306,018

Short Contracts

30-Day Federal Funds Rate	(16)	8/30/2019	USD	6,523,688	$ 4,313
Euro-Bobl	(50)	9/06/2019	EUR	7,472,251	(27,614)
Euro-Bund	(16)	9/06/2019	EUR	3,100,840	(23,180)
Euro-Schatz	(14)	9/06/2019	EUR	1,740,813	(312)
10-Year U.S. Treasury Note	(6)	9/19/2019	USD	764,531	141
U.S. Treasury Long Bond	(97)	9/19/2019	USD	15,092,594	(220,698)
Ultra 10-Year U.S. Treasury Note	(79)	9/19/2019	USD	10,889,656	(136,781)
30-Year Euro Buxl	(2)	9/30/2019	EUR	462,682	(12,084)
30-Day Federal Funds Rate	(52)	10/31/2019	USD	21,235,032	18,418
90-Day Eurodollar	(50)	6/14/2021	USD	12,290,000	(25,525)

Total Short Contracts					$(423,322)

					$(117,304)

Forward Foreign Currency Contracts outstanding at July 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/05/19	U.S. Dollars	8,945,297	Euro	8,003,000	BNP	$ 59,134
08/06/19	U.S. Dollars	3,459,377	Euro	3,076,000	JPMorgan Chase	52,510
08/06/19	U.S. Dollars	1,203,808	Euro	1,055,000	UBS	35,328
08/06/19	U.S. Dollars	2,692,292	Euro	2,399,000	State Street	35,245
08/06/19	U.S. Dollars	1,243,394	Euro	1,111,000	Goldman Sachs	12,890
08/06/19	U.S. Dollars	655,741	Euro	582,000	Deutsche Bank	11,139
09/18/19	U.S. Dollars	682,000	Singapore Dollars	922,044	HSBC	10,512
09/18/19	U.S. Dollars	1,364,000	Japanese Yen	146,853,600	Morgan Stanley	9,000
08/06/19	U.S. Dollars	472,364	Euro	420,000	Citibank	7,187
09/18/19	U.S. Dollars	682,000	Taiwan Dollars	21,032,880	Bank of America	5,121

See Notes to Schedule of Investments.

56

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

08/15/19	Turkish Lira	1,073,511	U.S. Dollars	187,000	HSBC	$ 4,092
09/18/19	Brazilian Reals	942,962	U.S. Dollars	243,000	Morgan Stanley	3,140
08/02/19	Brazilian Reals	783,458	U.S. Dollars	203,000	JPMorgan Chase	2,290
08/02/19	U.S. Dollars	104,000	Brazilian Reals	391,612	Citibank	1,386
08/21/19	U.S. Dollars	219,183	Mexican Pesos	4,194,000	Goldman Sachs	1,145
08/19/19	U.S. Dollars	41,518	Australian Dollars	59,000	Morgan Stanley	1,141
08/14/19	U.S. Dollars	51,907	Euro	46,000	Bank of America	924
08/14/19	U.S. Dollars	135,000	South Korean Won	158,873,708	BNP	923
08/21/19	U.S. Dollars	220,921	Mexican Pesos	4,232,000	UBS	908
09/18/19	Canadian Dollars	53,585	U.S. Dollars	40,000	BNP	640
08/19/19	U.S. Dollars	62,000	Singapore Dollars	84,406	BNP	556
09/18/19	U.S. Dollars	120,000	Indian Rupees	8,306,160	Goldman Sachs	536
08/21/19	U.S. Dollars	62,062	Mexican Pesos	1,184,000	Citibank	508
09/04/19	U.S. Dollars	52,000	Brazilian Reals	197,652	BNP	341
08/21/19	Russian Rubles	52,305	U.S. Dollars	52,000	Morgan Stanley	305
08/21/19	U.S. Dollars	40,478	Mexican Pesos	773,000	Barclays	291
08/21/19	U.S. Dollars	40,944	Mexican Pesos	782,000	HSBC	290
08/21/19	U.S. Dollars	42,000	Indonesian Rupiahs	588,861,000	Barclays	287
08/07/19	U.S. Dollars	100,058	Russian Rubles	6,359,614	HSBC	254
08/14/19	U.S. Dollars	42,000	Chilean Pesos	29,395,800	Deutsche Bank	243
09/03/19	U.S. Dollars	21,000	Argentine Pesos	957,600	BNP	231
08/21/19	U.S. Dollars	42,000	Mexican Pesos	803,593	BNP	223
08/14/19	U.S. Dollars	57,189	Indonesian Rupiahs	802,303,030	UBS	220
09/04/19	U.S. Dollars	42,000	Brazilian Reals	159,863	Barclays	218
08/14/19	U.S. Dollars	120,000	Taiwan Dollars	3,728,400	UBS	115
09/03/19	Argentine Pesos	973,350	U.S. Dollars	21,000	Citibank	111
08/28/19	Colombian Pesos	138,348,000	U.S. Dollars	42,000	BNP	92
08/21/19	U.S. Dollars	20,091	Mexican Pesos	386,000	Bank of America	23
08/28/19	U.S. Dollars	52,000	Canadian Dollars	68,570	BNP	14

Total Unrealized Appreciation						$ 259,513

09/30/19	South African Rand	72,177	U.S. Dollars	5,000	Morgan Stanley	$ (6)
09/30/19	South African Rand	750,776	U.S. Dollars	52,000	BNP	(51)
08/21/19	Mexican Pesos	999,222	U.S. Dollars	52,000	Bank of America	(53)
09/30/19	South African Rand	533,065	U.S. Dollars	37,000	Bank of America	(115)
08/14/19	South Korean Won	55,539,900	U.S. Dollars	47,000	BNP	(130)
09/18/19	Indian Rupees	8,331,600	U.S. Dollars	120,000	UBS	(170)
09/18/19	U.S. Dollars	40,000	Canadian Dollars	53,006	Bank of America	(201)
08/14/19	Indian Rupees	3,573,440	U.S. Dollars	52,000	Bank of America	(251)
09/05/19	Argentine Pesos	957,600	U.S. Dollars	21,000	BNP	(285)
08/15/19	U.S. Dollars	52,000	Turkish Lira	294,858	BNP	(487)
08/14/19	Taiwan Dollars	3,716,160	U.S. Dollars	120,000	JPMorgan Chase	(509)
08/21/19	Mexican Pesos	1,989,213	U.S. Dollars	104,000	Goldman Sachs	(585)
10/23/19	U.S. Dollars	42,000	Chilean Pesos	42,593	Citibank	(593)

See Notes to Schedule of Investments.

57

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

08/02/19	Brazilian Reals	234,186	U.S. Dollars	62,000	Morgan Stanley	$ (636)
08/02/19	Brazilian Reals	153,976	U.S. Dollars	41,000	BNP	(654)
08/28/19	U.S. Dollars	31,000	Turkish Lira	178,932	Bank of America	(669)
08/07/19	Indonesian Rupiahs	1,307,510,130	U.S. Dollars	93,742	UBS	(681)
08/19/19	Australian Dollars	60,000	U.S. Dollars	41,917	Bank of America	(855)
09/04/19	Brazilian Reals	928,727	U.S. Dollars	244,000	Barclays	(1,265)
08/21/19	U.S. Dollars	257,958	Mexican Pesos	4,987,694	Barclays	(1,344)
08/21/19	Polish Zloty	234,572	U.S. Dollars	62,000	Goldman Sachs	(1,447)
08/14/19	Colombian Pesos	165,200,360	U.S. Dollars	52,000	Toronto-Dominion Bank	(1,693)
08/14/19	Chilean Pesos	57,686,822	U.S. Dollars	84,000	Goldman Sachs	(2,055)
08/21/19	South African Rand	2,839,748	U.S. Dollars	200,328	Bank of America	(2,879)
08/08/19	U.S. Dollars	85,928	Indonesian Rupiahs	1,251,958,951	BNP	(3,149)
08/07/19	U.S. Dollars	198,933	Russian Rubles	12,929,159	HSBC	(3,969)
08/21/19	U.S. Dollars	238,919	South African Rand	3,497,000	BNP	(4,229)
09/18/19	Taiwan Dollars	21,053,340	U.S. Dollars	682,000	JPMorgan Chase	(4,462)
08/07/19	U.S. Dollars	153,579	Russian Rubles	10,095,609	Morgan Stanley	(4,854)
08/21/19	South African Rand	3,686,000	U.S. Dollars	261,834	Citibank	(5,545)
09/18/19	Japanese Yen	73,052,771	U.S. Dollars	682,000	Bank of America	(7,951)
08/21/19	U.S. Dollars	315,114	South African Rand	4,649,577	Bank of America	(8,173)
09/18/19	Japanese Yen	73,013,378	U.S. Dollars	682,000	Morgan Stanley	(8,315)
08/07/19	U.S. Dollars	224,930	Indonesian Rupiahs	3,307,146,711	Standard Chartered Bank	(10,453)
09/18/19	Singapore Dollars	921,928	U.S. Dollars	682,000	Deutsche Bank	(10,596)
08/14/19	U.S. Dollars	223,720	Indonesian Rupiahs	3,307,146,710	Citibank	(11,107)
11/06/19	U.S. Dollars	445,633	Russian Rubles	463,275	Morgan Stanley	(17,642)

Total Unrealized Depreciation						$(118,059)

Net Unrealized Appreciation						$ 141,454

Written Call Option Contracts outstanding at July 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

10-Year U.S. Treasury Note	UBS	4	USD	(509,680)	USD	127.70	8/2/2019	$(438)
10-Year U.S. Treasury Note	UBS	1	USD	(127,420)	USD	127.00	8/23/2019	(734)
10-Year U.S. Treasury Note	UBS	7	USD	(891,940)	USD	126.00	8/23/2019	(10,500)
10-Year U.S. Treasury Note	UBS	11	USD	(1,401,620)	USD	128.50	8/23/2019	(1,547)
10-Year U.S. Treasury Note	UBS	15	USD	(1,911,300)	USD	127.50	8/23/2019	(3,297)
10-Year U.S. Treasury Note	UBS	29	USD	(3,695,180)	USD	129.00	8/23/2019	(2,266)
10-Year U.S. Treasury Note	UBS	39	USD	(4,969,380)	USD	128.00	8/23/2019	(9,750)
10-Year U.S. Treasury Note	UBS	5	USD	(639,450)	USD	127.89	9/20/2019	(2,344)
10-Year U.S. Treasury Note	UBS	28	USD	(3,580,920)	USD	128.00	9/20/2019	(18,813)
5-Year U.S. Treasury Note	UBS	8	USD	(940,400)	USD	128.00	8/23/2019	(188)

See Notes to Schedule of Investments.

58

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

5-Year U.S. Treasury Note	UBS	14	USD	(1,645,700)	USD	118.00	8/23/2019	$(1,969)
5-Year U.S. Treasury Note	UBS	8	USD	(943,120)	USD	118.00	9/20/2019	(2,437)
U.S. Treasury Long Bond	UBS	2	USD	(311,180)	USD	157.00	8/23/2019	(1,031)
U.S. Treasury Long Bond	UBS	2	USD	(311,180)	USD	153.00	8/23/2019	(5,687)
U.S. Treasury Long Bond	UBS	17	USD	(2,645,030)	USD	156.00	8/23/2019	(14,609)
U.S. Treasury Long Bond	UBS	1	USD	(154,840)	USD	156.00	9/20/2019	(1,078)

Total Written Call Options Contracts (Premiums Received $86,849)								$(76,688)

Written Put Option Contracts outstanding at July 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

10-Year U.S. Treasury Note	UBS	1	USD	(127,420)	USD	124.00	8/23/2019	$(31)
10-Year U.S. Treasury Note	UBS	2	USD	(254,840)	USD	153.00	8/23/2019	(1,063)
10-Year U.S. Treasury Note	UBS	3	USD	(382,260)	USD	125.50	8/23/2019	(141)
10-Year U.S. Treasury Note	UBS	7	USD	(891,940)	USD	123.50	8/23/2019	(219)
10-Year U.S. Treasury Note	UBS	9	USD	(1,146,780)	USD	125.00	8/23/2019	(281)
10-Year U.S. Treasury Note	UBS	11	USD	(1,401,620)	USD	126.00	8/23/2019	(859)
10-Year U.S. Treasury Note	UBS	19	USD	(2,420,980)	USD	131.00	8/23/2019	(5,937)
10-Year U.S. Treasury Note	UBS	85	USD	(10,830,700)	USD	126.50	8/23/2019	(14,610)
5-Year U.S. Treasury Note	UBS	8	USD	(940,400)	USD	117.70	8/23/2019	(3,375)
5-Year U.S. Treasury Note	UBS	8	USD	(940,400)	USD	118.00	8/23/2019	(4,687)
5-Year U.S. Treasury Note	UBS	13	USD	(1,528,150)	USD	116.00	8/23/2019	(305)
5-Year U.S. Treasury Note	UBS	25	USD	(2,938,750)	USD	117.00	8/23/2019	(4,687)
U.S. Treasury Long Bond	UBS	1	USD	(155,590)	USD	154.00	8/23/2019	(453)
U.S. Treasury Long Bond	UBS	2	USD	(311,180)	USD	151.00	8/23/2019	(188)
U.S. Treasury Long Bond	UBS	2	USD	(311,180)	USD	131.00	8/23/2019	(500)

Total Written Put Options Contracts (Premiums Received $93,739)								$(37,336)

Written Call Option Contracts outstanding at July 31, 2019:

Over the Counter

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Brazilian Real vs. Euro	Deutsche Bank	1	EUR	(42,000)	EUR	4.30	9/26/2019	$(645)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	(62,000)	USD	3.91	8/28/2019	(306)
Brazilian Real vs. U.S. Dollar	JP Morgan Chase	1	USD	(93,000)	USD	3.95	11/22/2019	(1,518)
Chilean Peso vs. U.S. Dollar	JP Morgan Chase	1	USD	(42,000)	USD	696.00	8/28/2019	(656)
Polish Zloty vs. U.S. Dollar	JP Morgan Chase	1	USD	(52,000)	USD	3.82	8/13/2019	(772)
South Korean Won vs. U.S. Dollar	Deutsche Bank	1	USD	(83,000)	USD	195.00	8/23/2019	(273)

See Notes to Schedule of Investments.

59

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Taiwan New Dollar vs. U.S. Dollar	Bank of America	1	USD	(104,000)	USD	31.60	8/22/2019	$(39)

Total Written OTC Call Options Contracts (Premiums Received $3,072)								$(4,209)

Written Put Option Contracts outstanding at July 31, 2019:

Over the Counter

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Brazilian Real vs. Euro	Deutsche Bank	1	EUR	(140,000)	EUR	4.05	9/26/2019	$(320)
Brazilian Real vs. U.S. Dollar	JP Morgan Chase	1	USD	(372,000)	USD	3.50	11/22/2019	(569)
Chilean Peso vs. U.S. Dollar	JP Morgan Chase	1	USD	(42,000)	USD	696.00	8/28/2019	(185)
U.S. Dollar vs. South African Rand	JPMorgan Chase	1	USD	(309,000)	USD	13.50	9/30/2019	(665)

Total Written OTC Put Options Contracts (Premiums Received $2,693)								$(1,739)

Interest Rate Swap Contracts outstanding at July 31, 2019:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1-Day US Federal Funds Rate (At Maturity)	2.12% (At Maturity)	9/18/2019	USD	208,765,000	$ (6,914)	$ —	$ (6,914)
1.94% (At Maturity)	1-Day US Federal Funds Rate (At Maturity)	10/30/2019	USD	243,941,000	22,918	—	22,918
1.70% (Semi-Annually)	3M USD LIBOR (Quarterly)	6/15/2021	USD	37,400,000	128,281	(729)	129,010
1-Day US Federal Funds Rate (Annually)	1.80% (Annually)	6/15/2021	USD	74,000,000	208,627	—	208,627
3M USD LIBOR (Quarterly)	1.71% (Semi-Annually)	6/20/2021	CAD	6,970,000	(15,834)	—	(15,834)
3M USD LIBOR (Quarterly)	1.91% (Semi-Annually)	7/8/2021	CAD	7,350,000	7,452	—	7,452
6.86% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/23/2021	MXN	1,883,110	103	—	103
6.90% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/26/2021	MXN	2,628,537	89	—	89
3M USD LIBOR (Quarterly)	2.25% (Semi-Annually)	4/26/2022	USD	11,719,000	58,263	2,710	55,553
7.23% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/18/2022	MXN	2,040,829	140	—	140
7.23% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/19/2022	MXN	1,020,415	68	—	68
7.22% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/20/2022	MXN	392,520	31	—	31
7.21% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	7/25/2022	MXN	549,370	45	—	45
6M USD LIBOR (Semi-Annually)	0.64% (Semi-Annually)	7/30/2022	GBP	8,690,000	1,219	—	1,219

See Notes to Schedule of Investments.

60

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

2.85% (Semi-Annually)	3M USD LIBOR (Quarterly)	8/31/2022	USD	3,181,000	$(117,616)	$(45,147)	$ (72,469)
2.30% (Semi-Annually)	3M USD LIBOR (Quarterly)	4/26/2023	USD	11,939,000	(62,299)	806	(63,105)
28-Day MXN-TIIE-BANXICO (Monthly)	8.43% (Monthly)	12/29/2023	MXN	1,000,000	2,440	—	2,440
28-Day MXN-TIIE-BANXICO (Monthly)	8.12% (Monthly)	2/2/2024	MXN	1,055,042	1,974	—	1,974
28-Day MXN-TIIE-BANXICO (Monthly)	8.14% (Monthly)	2/5/2024	MXN	758,218	1,439	—	1,439
28-Day MXN-TIIE-BANXICO (Monthly)	7.81% (Monthly)	5/27/2024	MXN	4,971,000	6,460	—	6,460
28-Day MXN-TIIE-BANXICO (Monthly)	7.29% (Monthly)	7/5/2024	MXN	4,178,000	542	—	542
2.25% (Semi-Annually)	3M USD LIBOR (Quarterly)	12/31/2025	USD	1,612,000	(36,964)	2,213	(39,177)
2.50% (Semi-Annually)	3M USD LIBOR (Quarterly)	1/31/2026	USD	15,164,000	(585,935)	(79,937)	(505,998)
1.55% (Annually)	1-Day US Federal Funds Rate (Annually)	4/30/2026	USD	4,307,000	13,707	5,291	8,416
1.85% (Semi-Annually)	3M USD LIBOR (Quarterly)	4/30/2026	USD	14,100,000	12,873	20,672	(7,799)
3M USD LIBOR (Quarterly)	3.00% (Semi-Annually)	2/15/2036	USD	3,368,000	432,701	92,641	340,060
3.00% (Semi-Annually)	3M USD LIBOR (Quarterly)	5/15/2044	USD	2,498,000	(400,179)	(81,526)	(318,653)

Total				675,481,041	$(326,369)	$(83,006)	$(243,363)

Interest Rate Swap Contracts outstanding at July 31, 2019:

Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	8.27% (At Maturity)	JPMorgan Chase	1/2/2023	BRL	482,453	$ 9,591	$—	$ 9,591
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	8.26% (At Maturity)	Citibank	1/2/2023	BRL	161,171	3,351	—	3,351
1-Day Brazil Cetip DI Interbank Deposit Rate (At Maturity)	8.54% (At Maturity)	Citibank	1/2/2025	BRL	876,000	25,568	—	25,568

Total					1,519,624	$38,510	$—	$38,510

See Notes to Schedule of Investments.

61

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2019:

Exchange Traded

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America Investment Grade Index Series 32, 1.00%, 6/20/2024 (Quarterly)	1.00%	6/20/2024	Credit Suisse	USD	5,987,000	(136,071)	(124,337)	(11,734)
Republic of Colombia, 10.38%, 6/20/2024 (Quarterly)	1.00%	1/28/2033	Morgan Stanley	USD	148,000	(172)	(1,118)	946

Total					$6,135,000	$(136,243)	$(125,455)	$(10,788)

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2019:

Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America Investment Grade Index Series 32, 1.00%, 6/20/2024 (Quarterly)	0.53%	1.00%	6/20/2024	UBS	USD	28,700,000	$652,285	$575,300	$76,985

Total						28,700,000	$652,285	$575,300	$76,985

Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2019:

Over the Counter

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Republic of South Africa, 5.50%, 6/20/2024 (Quarterly)	1.00%	3/9/2020	Goldman Sachs	USD	166,855	$5,324	$ 7,451	$ (2,127)
Republic of South Africa, 5.50%, 6/20/2024 (Quarterly)	1.00%	3/9/2020	Citibank	USD	134,722	5,646	5,056	590
Federal Republic Of Brazil, 4.25%, 12/20/2023 (Quarterly)	1.00%	1/7/2025	Barclays	USD	4,000	17	175	(158)
Federal Republic Of Brazil, 4.25%, 6/20/2024 (Quarterly)	1.00%	1/7/2025	JPMorgan Chase	USD	420,000	4,528	14,722	(10,194)
Federal Republic Of Brazil, 4.25%, 6/20/2024 (Quarterly)	1.00%	1/7/2025	BNP	USD	410,000	4,420	13,939	(9,519)
Federal Republic Of Brazil, 4.25%, 6/20/2024 (Quarterly)	1.00%	1/7/2025	Morgan Stanley	USD	190,000	2,048	6,185	(4,137)
Federal Republic Of Brazil, 4.25%, 6/20/2024 (Quarterly)	1.00%	1/7/2025	Citibank	USD	81,000	873	2,642	(1,769)

See Notes to Schedule of Investments.

62

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Republic of Philippines, 10.63%, 6/20/2024 (Quarterly)	1.00%	3/16/2025	Citibank	USD	307,000	$ (8,225)	$ (5,951)	$ (2,275)
Republic of Argentina, 7.50%, 6/20/2024 (Quarterly)	1.00%	4/22/2026	HSBC	USD	14,000	2,064	1,783	281
United Mexican States, 4.15%, 6/20/2024 (Quarterly)	1.00%	3/28/2027	HSBC	USD	314,342	1,903	5,730	(3,827)
United Mexican States, 4.15%, 6/20/2024 (Quarterly)	1.00%	3/28/2027	Citibank	USD	195,658	1,185	2,978	(1,793)
United Mexican States, 4.15%, 6/20/2024 (Quarterly)	1.00%	3/28/2027	Morgan Stanley	USD	137,000	829	909	(80)
Republic of Turkey, 11.88%, 6/20/2024 (Quarterly)	1.00%	1/15/2030	BNP	USD	30,000	3,268	3,018	250
Republic of Turkey, 11.88%, 6/20/2024 (Quarterly)	1.00%	1/15/2030	Morgan Stanley	USD	25,000	2,723	2,533	190
State of Qatar, 9.75%, 6/20/2024 (Quarterly)	1.00%	6/15/2030	Morgan Stanley	USD	32,000	(787)	(477)	(310)
Republic of Colombia, 10.38%, 6/20/2024 (Quarterly)	1.00%	1/28/2033	Morgan Stanley	USD	194,000	(1,539)	(277)	(1,262)
Republic of Colombia, 10.38%, 6/20/2024 (Quarterly)	1.00%	1/28/2033	Citibank	USD	140,000	(1,111)	1,389	(2,500)

Total					2,795,577	$23,166	$61,805	$(38,640)

Inflation Swap Contracts outstanding at July 31, 2019:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

2.15% (At Maturity)	1-Day US Consumer Price Index (At Maturity)	4/15/2029	USD	980,000	$(14,003)	$—	$(14,003)

Total				980,000	$(14,003)	$—	$(14,003)

See Notes to Schedule of Investments.

63

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:
Asset-Backed Securities	$—	$57,729,329	$—	$57,729,329
Convertible Bonds	—	7,986	—	7,986
Corporate Bonds	—	99,928,863	—	99,928,863
Foreign Issuer Bonds	—	62,510,502	—	62,510,502
U.S. Government Agencies	—	2,456,982	—	2,456,982
U.S. Government Obligations	—	40,613,045	—	40,613,045
Mortgage-Backed Securities	—	178,396,454	—	178,396,454
Municipal Bonds	—	8,465,818	—	8,465,818
Investment Companies	20,297,239	—	—	20,297,239
Short-Term Investments	36,791,434	2,104,306	—	38,895,740
Purchased Options	13,531	3,787	—	17,318

Total Assets – Investments at value	$57,102,204	$452,217,072	$—	$509,319,276

Liabilities:
Foreign Issuer Bonds	$—	$(29,689)	$—	$(29,689)
Mortgage-Backed Securities	—	(4,796,186)	—	(4,796,186)
U.S. Government Obligations	—	(2,069,828)	—	(2,069,828)

Total Liabilities – Investments at value	$—	$(6,895,703)	$—	$(6,895,703)

Total Investments	$57,102,204	$445,321,369	$—	$502,423,573

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments

Assets:
Futures contracts	$ 443,050	$ —	$—	$443,050
Forward foreign currency exchange contracts	—	259,513	—	259,513
Swap agreements at value	—	1,624,995	—	1,624,995

Total Assets - Derivative Financial Instruments	$ 443,050	$ 1,884,508	$—	$ 2,327,558

Liabilities:
Futures contracts	$(560,354)	$ —	$—	$ (560,354)
Forward foreign currency exchange contracts	—	(118,059)	—	(118,059)
Written Options	(49,252)	(70,720)	—	(119,972)
Swap agreements at value	—	(1,387,649)	—	(1,387,649)

Total Liabilities - Derivative Financial Instruments	$(609,606)	$(1,576,428)	$—	$(2,186,034)

Total Net Derivative Financial Instruments	$(166,556)	$ 308,080	$—	$ 141,524

See Notes to Schedule of Investments.

64

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar Municipal Bond Fund

	Par	Value

Municipal Bonds – 99.6%

Alabama – 1.4%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A, Garvee, 5.00%, 6/01/37	$545,000	$661,151
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No.4, 4.00%, 6/01/24	500,000	553,485
Southeast Alabama State Gas Supply District Revenue Bonds, Series B, Libor Project No. 2, (1M USD LIBOR + 0.85%), 2.34%, 6/01/24(a)(b)	150,000	148,389
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(c)	185,000	205,237

		1,568,262

Arizona – 2.0%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, 5.00%, 6/01/28	400,000	438,756
Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp. Project, 2.70%, 8/14/23(a)(b)(d)	500,000	521,375
Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series A, Mayo Clinic, 1.39%, 8/02/19(a)(b)(e)	300,000	300,000
Phoenix IDA Solid Waste Variable Revenue Refunding Bonds (AMT), Republic Services, 1.52%, 11/01/19(a)(b)(d)	500,000	500,000
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(c)	240,000	252,535
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/01/28	300,000	325,806

		2,338,472

	Par	Value

California – 5.1%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 2.30%, 5/01/23(a)(b)	$700,000	$709,723
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	100,000	111,989
California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	585,250
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/41	500,000	584,140
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series S, J. Paul Getty Trust, (1M USD LIBOR + 0.33%), 1.89%, 4/01/22(a)(b)	1,000,000	1,001,520
California State Pollution Control Finance Authority Solid Waste Disposal Revenue Bonds (AMT), Republic Services, Inc. Project, 1.50%, 10/15/19(a)(b)(c)(d)	600,000	600,120
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	771,282
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(c)	250,000	280,198
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International, 5.00%, 5/15/34	500,000	590,315
Rocklin Special Tax Community Facilities District No.10 Revenue Bonds, 5.00%, 9/01/34	150,000	170,283

See Notes to Schedule of Investments.

65

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

California (Continued)
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), (3M USD LIBOR + 0.53%), 2.22%, 12/01/35(b)	$100,000	$99,091
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	300,552

		5,804,463

Colorado – 3.3%
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	500,000	544,920
Colorado State Health Facilities Authority Revenue Bonds, Series A, Catholic Health, 5.00%, 2/01/41	380,000	400,664
Colorado State Health Facilities Authority Revenue Bonds, Series A, Sisters Leavenworth, 5.00%, 1/01/40	500,000	507,060
Colorado State HFA MFH Variable Revenue Bonds, S Range Crossings Project, 2.15%, 1/01/20(a)(b)(d)	400,000	401,120
Denver City & County Airport Subordinate System Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	605,965
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	288,175

	Par	Value

Colorado (Continued)
E-470 Co. Public Highway Authority Variable Revenue Refunding Senior Libor Index Bonds, (1M USD LIBOR + 0.42%), 1.94%, 9/01/21(a)(b)	$500,000	$500,220
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	563,810

		3,811,934

Connecticut – 0.2%
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	246,418

Delaware – 2.6%
Delaware State Health Facilities Authority Revenue Bonds, Beebe Medical Center, 5.00%, 6/01/48	500,000	577,540
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project, 5.00%, 7/01/32	250,000	282,562
5.00%, 7/01/48	100,000	109,096
University of Delaware Variable Revenue Bonds, Series C, 1.40%, 8/02/19(a)(b)(e)	2,000,000	2,000,000

		2,969,198

District of Columbia – 3.1%
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	430,598
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	598,515
District of Columbia Water & Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series A, 5.00%, 10/01/48	650,000	730,983

See Notes to Schedule of Investments.

66

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

District of Columbia (Continued)
District of Columbia Water & Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series B, 5.00%, 10/01/37	$750,000	$880,260
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, 5.00%, 10/01/53	500,000	534,000
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	357,039

		3,531,395

Florida – 3.6%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	560,120
Central Florida Expressway Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 7/01/42	350,000	414,956
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project, 5.00%, 4/01/24	250,000	280,178
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT), Series A, 5.00%, 10/01/40	500,000	574,090
Hillsborough County Aviation Authority Tampa International Subordinate Revenue Bonds, Series B, 5.00%, 10/01/40	470,000	540,547
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	225,000	225,241
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	715,392

	Par	Value

Florida (Continued)
Orange County Health Facilities Authority Revenue Bonds, Orlando Health Obligated Group, 5.00%, 10/01/47	$500,000	$593,165
Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds, Republic Drive/Universal, 5.00%, 4/01/22	200,000	217,288

		4,120,977

Georgia – 5.3%
Atlanta Development Authority Revenue Bonds, Series A-1, Senior Lien, 5.00%, 7/01/30	200,000	237,408
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/01/21(a)(b)(d)	500,000	504,240
Bartow County Development Authority Revenue Refunding Bonds, Series B, Georgia Power Company Plant Bowen Project, 2.05%, 11/19/21(a)(b)(d)	275,000	276,892
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(a)(b)(d)	500,000	516,145
Fulton County Development Authority Transportation Corp. Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc. Project, 5.00%, 3/15/32	200,000	246,348
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Series S, Northeast Georgia Health System, Inc. Project (County Gtd), 5.50%, 8/15/54	500,000	578,235

See Notes to Schedule of Investments.

67

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Georgia (Continued)
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	$500,000	$ 567,170
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 5.00%, 5/15/21	750,000	793,800
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(d)	500,000	547,990
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/02/24(a)(b)(d)	100,000	111,755
Main Street Natural Gas, Inc. Variable Revenue Bonds, Series B, 4.00%, 12/01/23	355,000	392,073
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture Series, 4.00%, 7/01/44	300,000	316,950
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	614,655
Northwest Georgia Housing Authority MFH Revenue Bonds, Charles Hight Apartments Project (FHA 221(D4) Insured), 1.54%, 8/01/21(a)(b)(d)	400,000	400,484

		6,104,145

Illinois – 11.3%
Barrington Alternative Revenue Source GO Unlimited Bonds, 4.50%, 12/15/34	235,000	270,725
Bensenville GO Unlimited Bonds, Series B (AGM Insured), 5.00%, 12/30/24	245,000	264,446
Chicago Board of Education GO Unlimited Refunding Bonds, Series C,
5.00%, 12/01/19	200,000	201,772
5.00%, 12/01/20	200,000	207,056

	Par	Value

Illinois (Continued)
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	$750,000	$542,797
Chicago GO Unlimited Bonds, Series A,
5.00%, 12/01/21	500,000	520,595
5.50%, 1/01/49	100,000	114,734
Chicago O’Hare International Airport Revenue Refunding Bonds (AMT), Series A, Senior Lien, 5.00%, 1/01/31	250,000	307,815
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	443,395
Chicago Wastewater Transmission Revenue Bonds, Second Lien, 5.00%, 1/01/39	500,000	541,500
Cook County Sales TRB, 5.00%, 11/15/37	500,000	537,440
Hillside Incremental Tax Allocation Revenue Refunding Bonds, 5.00%, 1/01/24	100,000	103,857
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	325,944
Illinois State Finance Authority Variable Revenue Bonds, Series A-2, Northwestern Memorial Hospital, 1.40%, 8/02/19(a)(b)(e)	200,000	200,000
Illinois State GO Unlimited Bonds, 5.00%, 7/01/20	440,000	452,254
Illinois State GO Unlimited Bonds, Series D, 5.00%, 11/01/20	225,000	233,012
Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	400,000	427,992
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 2.40%, 5/15/25(a)(b)	500,000	499,730

See Notes to Schedule of Investments.

68

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Illinois (Continued)
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	$620,000	$667,504
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/20	500,000	513,865
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured),
0.00%, 6/15/21(f)	410,000	391,632
0.00%, 6/15/25(f)	95,000	80,126
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	450,328
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	500,000	624,280
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	200,000	226,244
Kane, McHenry, Cook & DeKalb Counties, Illinois School District, GO Unlimited Refunding Bonds, 4.25%, 1/01/23	500,000	517,585
Macon County School District No. 61 GO Unlimited Bonds, Series A (AGM Insured), 5.25%, 1/01/25	745,000	784,321
Moline GO Unlimited Refunding Bonds, Series F, 5.00%, 11/01/24	750,000	782,947
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	423,833
Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	284,873

	Par	Value

Illinois (Continued)
Will County Community School District No.161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	$470,000	$ 514,885
Winnebago Boone Etc. Counties Community College District No. 511 GO Unlimited Refunding Bonds, Series A, Rock Valley College (AGM Insured), 5.00%, 1/01/21	500,000	523,235

		12,980,722

Indiana – 0.9%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	400,000	400,164
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp. Project, 5.00%, 6/01/39	100,000	103,580
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, 1.65%, 7/01/22(a)(b)(d)	50,000	50,350
Indiana State Finance Authority Private Activity Revenue Bonds (AMT), Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	100,000	109,319
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(d)	275,000	330,008

		993,421

Iowa – 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project, 3.13%, 12/01/22	100,000	101,238

Kansas – 0.5%
University of Kansas Hospital Authority Health Facilities Revenue Bonds, Series A, University of Kansas Health System, 5.00%, 9/01/48	500,000	596,085

See Notes to Schedule of Investments.

69

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Kentucky – 2.6%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	$400,000	$472,156
Kentucky Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/22(f)	500,000	469,105
0.00%, 10/01/24(f)	280,000	250,068
Kentucky Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(d)	100,000	109,053
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	337,590
Kentucky State Housing Corp. Variable Housing Revenue Bonds, Beecher Phase I Project, 2.00%, 9/01/21(a)(b)(d)	480,000	485,198
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(d)	250,000	277,023
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds (AMT), Series A, 5.00%, 7/01/23	500,000	564,875

		2,965,068

Louisiana – 0.5%
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/22(a)(b)(d)	515,000	516,427

Maine – 0.5%
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	580,320

	Par	Value

Maryland – 4.2%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	$250,000	$287,055
Maryland State & Local Facilities GO Unlimited Bonds, Loan of 2013-1, 4.00%, 3/01/26	600,000	626,658
Maryland State Community Development Administration Department Housing & Community Development MFH Revenue Bonds, Series A, Bay Country Apartments, 2.52%, 2/01/21(c)	1,000,000	1,007,870
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	260,000	285,142
Maryland State Economic Development Corp. PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	500,000	504,890
Maryland State Economic Development Corp. Private Activity Revenue Bonds (AMT), Purple Line Light Rail Projects, 5.00%, 3/31/24	150,000	161,427
5.00%, 3/31/36	100,000	115,738
5.00%, 3/31/51	100,000	113,242
Maryland State Economic Development Corp. Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	591,355
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	300,000	364,653

See Notes to Schedule of Investments.

70

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Maryland (Continued)
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Medstar Health Issue, Series A, 5.00%, 5/15/45	$405,000	$471,023
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	250,000	304,770

		4,833,823

Massachusetts – 2.0%
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	617,530
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(a)(b)(d)	500,000	561,390
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health, 5.00%, 7/01/38	100,000	121,925
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.50%), 1.90%, 1/26/23(a)(b)	500,000	500,205
Massachusetts State Educational Financing Authority Revenue Bonds, Series J (AMT), 5.00%, 7/01/21	500,000	534,290

		2,335,340

Michigan – 3.1%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured), 5.00%, 7/01/22	500,000	549,075
5.00%, 7/01/43	100,000	110,406
5.00%, 7/01/48	200,000	220,102

	Par	Value
Michigan (Continued)
Detroit GO Unlimited Bonds, 5.00%, 4/01/20	$500,000	$508,630
5.00%, 4/01/27	50,000	56,502
Great Lakes Water Authority Sewage Disposal System Revenue Refunding Bonds Second Lien, Series C, 5.00%, 7/01/36	370,000	432,230
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds, 4.50%, 10/01/29	250,000	271,348
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., 5.00%, 12/01/31	250,000	273,420
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	486,851
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Series F, 5.00%, 12/01/30	500,000	584,815

		3,493,379
Minnesota – 0.2%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	263,925

Mississippi – 0.5%
Mississippi State Business Finance Commission Gulf Opportunity Zone, Variable Revenue Bonds, Chevron USA, Inc. Project, Series D, 1.38%, 8/02/19(a)(b)(e)	100,000	100,000
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 1/01/24(g)	400,000	456,604

		556,604

See Notes to Schedule of Investments.

71

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Missouri – 0.6%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System, Inc., 5.00%, 11/15/30	$ 250,000	$ 296,873
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	300,000	331,650

		628,523

Nebraska – 0.7%
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	547,185
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 5.00%, 12/01/19(a)(b)(d)	250,000	252,985

		800,170

Nevada – 2.0%
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	595,255
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,225,120
Washoe County Water Facilities Variable Revenue Refunding Bonds (AMT), Sierra Pacific, 2.05%, 4/15/22(a)(b)(d)	500,000	506,735

		2,327,110

New Jersey – 2.7%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	400,000	508,548
New Jersey State EDA Energy Facility Revenue Bonds (AMT), Series A, UMM Energy Partners, 5.12%, 6/15/43	250,000	265,272

	Par	Value

New Jersey (Continued)
New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	$250,000	$ 255,082
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Bridge, 5.37%, 1/01/43	100,000	111,809
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.00%, 1/01/24	150,000	169,817
5.25%, 1/01/25	100,000	114,209
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	108,453
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	100,000	111,948
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series F, Camden Townhouses Project, 1.90%, 2/01/20(b)(d)	100,000	100,000
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program Bonds, 5.25%, 6/15/43	625,000	728,450
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	569,400

		3,042,988

New York – 5.1%
Hudson Yards Infrastructure Corp., Senior Revenue Bonds Fiscal 2012, Unrefunded Balance, 5.75%, 2/15/47	300,000	319,884
Liberty Development Corp. Revenue Bonds, 5.50%, 10/01/37	110,000	152,797

See Notes to Schedule of Investments.

72

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New York (Continued)
Long Island Power Authority Electric System Revenue Bonds, 5.00%, 9/01/35	$ 300,000	$ 372,078
Metropolitan Transportation Authority Revenue Bonds, Green Bonds, Transportation Climate Bonds, 5.00%, 11/15/45	500,000	601,365
Metropolitan Transportation Authority Transportation Revenue BANS, Series A, 4.00%, 2/03/20	1,000,000	1,013,870
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	449,000
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	304,757
New York State Dorm Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	237,434
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Catholic Health System Obligated, 5.00%, 7/01/36	400,000	488,900
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E, 5.00%, 2/15/44	400,000	459,396
New York State Housing Finance Agency Variable Revenue Refunding Bonds, Affordable Housing (SonyMA Insured), 1.80%, 5/01/20(a)(b)(d)	500,000	500,115
New York State Liberty Development Corp. Revenue Refunding Bonds, Class 2, 3 World Trade Center Project, 5.37%, 11/15/40(c)	150,000	168,221

	Par	Value

New York (Continued)
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT),
2.85%, 4/01/22	$ 360,000	$ 369,137
2.90%, 10/01/22	140,000	144,294
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	298,012

		5,879,260

North Carolina – 1.3%
Durham Housing Authority MFH Revenue Bonds, Morreene Road Apartments, 1.85%, 1/01/20(a)(b)(d)	100,000	100,216
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	561,710
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, 5.00%, 9/01/37	155,000	165,360
North Carolina State Turnpike Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 1/01/40	550,000	648,786

		1,476,072

North Dakota – 0.5%
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	583,125

Ohio – 1.8%
American Municipal Power-Ohio, Inc., Variable Revenue Refunding Bonds, Series A, 2.30%, 2/15/22(a)(b)(d)	1,250,000	1,273,100
Cleveland-Cuyahoga County Port Authority Cultural Facilities Refunding Revenue Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	202,496

See Notes to Schedule of Investments.

73

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value
Ohio (Continued)
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp. Revenue Refunding Bonds, 5.00%, 8/01/23	$370,000	$419,136
Franklin County MFH Variable Revenue Bonds, Sawyer & Trevitt Project, 1.77%, 6/01/20(b)(d)	200,000	200,018
		2,094,750
Oklahoma – 0.0%(h)
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	50,024
Pennsylvania – 5.6%
Allegheny County Hospital Development Authority Revenue Refunding Bonds, University of Pittsburgh Medical Center, 5.00%, 7/15/21	100,000	107,231
Lancaster County Hospital Authority Healthcare Facilities Revenue Bonds, Series B, Maravian Manors, Inc. Project, 2.87%, 12/15/23	250,000	250,095
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 1.98%, 11/01/24(a)(b)	500,000	500,095
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp. Project, 1.80%, 8/15/22(a)(b)(d)	330,000	333,871
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	566,870
Pennsylvania State Housing Finance Agency MFH Revenue Bonds, Blumberg Senior Apartments, 1.65%, 11/01/19(a)(b)(d)	1,000,000	1,000,420

	Par	Value
Pennsylvania (Continued)
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	$1,380,000	$1,403,391
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 2.10%, 12/01/23(b)	500,000	503,020
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	495,000	600,539
5.00%, 7/01/33	400,000	478,396
Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	461,204
Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	224,522
		6,429,654
Puerto Rico – 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series A, Senior Lien, 5.25%, 7/01/42	100,000	101,000
Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT-RSA-1, 5.00%, 7/01/37	75,000	56,812
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ-RSA-1, 5.25%, 7/01/23	175,000	133,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue CABS, Series A-1, 0.00%, 7/01/27(f)	225,000	172,744
		463,556

See Notes to Schedule of Investments.

74

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value
Rhode Island – 0.5%
Rhode Island Commerce Corp. First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp. International, 5.00%, 7/01/31	$500,000	$603,230
South Carolina – 0.6%
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	474,184
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B, (1M USD LIBOR + 0.45%), 1.94%, 10/01/22(a)(b)	200,000	200,430
		674,614
Tennessee – 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/46	100,000	114,630
Metropolitan Government of Nashville & Davidson County Health & Education Facilities Board Revenue Bonds, Vanderbilt Medical Center, 5.00%, 7/01/40	400,000	463,068
Metropolitan Government of Nashville & Davidson County Health & Education Facilities Board Revenue Refunding Bonds, Trevecca Nazarene University Project, 3.00%, 10/01/24	650,000	665,639
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds, Series A, 4.00%, 5/01/23(a)(b)(d)	550,000	591,283
		1,834,620
Texas – 10.0%
Austin Airport System Revenue Bonds (AMT), Series B, 11/15/32(g)	100,000	125,347

	Par	Value
Texas (Continued)
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	$380,000	$445,550
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	400,000	472,028
Board of Managers Joint Guadalupe County City of Seguin Hospital Mortgage Refunding Revenue Bonds, 5.00%, 12/01/40	200,000	213,464
Central Regional Mobility Authority Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 1/01/22	300,000	324,243
Cypress Fairbanks Independent School District Variable GO Unlimited Bonds, Series A-1, School Building (PSF, Gtd), 2.13%, 8/16/21(a)(b)(d)	500,000	507,970
Dallas Independent School District GO Unlimited Bonds, Series B-5, Multi-Modal School Building (PSF, Gtd), 5.00%, 2/15/21(a)(b)(d)	500,000	527,730
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	385,427
Dallas-Fort Worth International Airport Revenue Bonds, Series H (AMT), 5.00%, 11/01/42	400,000	428,132
Harris County Cultural Educational Facilities Finance Corp. Revenue Refunding Bonds, Hospital Memorial Hermann Health, 5.00%, 12/01/25	300,000	334,407
Harris County Cultural Educational Facilities Finance Corp. Revenue Refunding Bonds, Texas Children’s Hospital, 4.00%, 10/01/38	350,000	392,525

See Notes to Schedule of Investments.

75

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Texas (Continued)
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	$510,000	$620,022
Houston Utility System Adjustable Revenue Refunding Bonds, Series 2012A, First Lien, (SIFMA Municipal Swap Index Yield + 0.90%), 2.30%, 5/01/20(a)(b)	500,000	500,645
Lamar Consolidated Independent Schoolhouse District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 1.95%, 8/17/20(a)(b)(d)	1,250,000	1,259,288
Leander Independent School District GO Unlimited CABS, Series C, School Building (PSF, Gtd), Prerefunded, 0.00%, 8/15/24(i)	1,000,000	319,090
New Hope Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	108,710
North East Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.20%, 8/01/24(a)(b)(d)	1,000,000	1,035,560
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	80,667
San Antonio Water Variable Revenue Bonds, Series A, Junior Lien, 2.62%, 5/01/24(a)(b)(d)	500,000	526,805
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Buckner Retirement Services, 5.00%, 11/15/20	185,000	192,433

	Par	Value

Texas (Continued)
Tarrant County Cultural Educational Facilities Finance Corp. Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	$400,000	$475,412
5.00%, 2/15/47	700,000	811,867
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	283,540
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, 5.00%, 12/31/55	200,000	220,440
Texas State TRANS, 4.00%, 8/29/19	300,000	300,606
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	111,296
Texas State Transportation Commission First Tier Toll CABS, 0.00%, 8/01/29(f)	480,000	369,638
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	115,716

		11,488,558

Utah – 0.8%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	350,000	406,371
Utah State Housing Corp. MFH Revenue Bonds, Lincoln Apartments Project, 1.54%, 8/01/21 (a)(b)(d)	500,000	500,605

		906,976

Virginia – 3.9%
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	500,000	568,090
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	537,075

See Notes to Schedule of Investments.

76

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Virginia (Continued)
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, 5.00%, 12/01/42	$80,000	$86,449
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	150,000	167,569
Fairfax County IDA Health Care Revenue Bonds, Inova Health System, 4.00%, 5/15/42	250,000	260,115
Fairfax County Redevelopment & Housing Authority MFH Variable Revenue Bonds, Parkwood Apartments Project, 2.21%, 8/01/20(a)(b)(d)	500,000	503,700
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	599,970
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien, 5.50%, 7/01/57	300,000	368,976
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, 6.00%, 6/01/43	64,843	64,838
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	50,000	56,544
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, 95 Express Lane, 5.00%, 7/01/34	300,000	320,817
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, Elizabeth River Crossings OpCo, LLC Project, 4.50%, 1/01/23	135,000	145,322

	Par	Value

Virginia (Continued)
5.00%, 1/01/27	$250,000	$271,790
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(a)(b)(d)	500,000	505,885

		4,457,140

Washington – 2.5%
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	500,000	568,910
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	297,785
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 1.75%, 11/01/22(b)	900,000	903,771
Snohomish County Housing Authority Revenue Bonds, 5.00%, 4/01/21	545,000	576,817
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	522,870

		2,870,153

Wisconsin – 6.0%
Barneveld School District Revenue BANS, 4.00%, 3/01/24	500,000	518,435
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(c)	100,000	104,970
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	559,663
5.00%, 6/15/49	150,000	168,834
PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	100,000	103,079
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	535,565

See Notes to Schedule of Investments.

77

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Wisconsin (Continued)
PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., (a)(b)(d) 1.53%, 11/01/19	$1,350,000	$1,350,000
PFA Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Waste Management, Inc., 1.53%, 11/01/19 (a)(b)(d)	500,000	500,000
University Hospitals & Clinics Authority Variable Revenue Refunding Bonds, 1.32%, 8/02/19(a)(b)(e)	300,000	300,000
Washington State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	406,420
Wisconsin State COPS, 5.00%, 3/01/23	500,000	529,290
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Marshfield Clinic, 5.00%, 2/15/24	1,000,000	1,081,660
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp. Cedar Community, 5.00%, 6/01/41	250,000	266,705
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, 4.50%, 7/01/33	400,000	430,884

		6,855,505

Total Municipal Bonds (Cost $110,895,353)		114,177,644

	Number of Shares	Value

Short-Term Investments – 0.9%
Money Market Fund – 0.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(j)	1,013,261	$1,013,261

Total Short-Term Investments (Cost $1,013,261)		1,013,261

Total Investments – 100.5% (Cost $111,908,614)		115,190,905

Liabilities less Other Assets – (0.5)%		(547,546)

NET ASSETS – 100.0%		$114,643,359

(a)	Maturity date represents the puttable date.
(b)	Variable rate security. Rate as of July 31, 2019 is disclosed.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(d)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(e)

Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(f)	Zero coupon bond.
(g)	When-Issued Security. Coupon rate was not in effect at July 31, 2019.
(h)	Amount rounds to less than 0.05%.
(i)	Zero coupon bond. Maturity date represents the prerefunded date.

See Notes to Schedule of Investments.

78

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

(j)	7-day current yield as of July 31, 2019 is disclosed.

Percentages shown are based on Net Assets

Abbreviations:
1M	1 Month
3M	3 Month
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SonyMA	State of New York Mortgage Agency
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
USD	United States Dollar

Sector Diversification (%)
Medical	17.1
General	14.4
Transportation	11.8
Development	7.4
Airport	7.3
General Obligation	7.1
School District	6.0
Multifamily Housing	5.9
All other sectors less than 5%	23.0

Total	100.0

See Notes to Schedule of Investments.

79

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Municipal Bonds	$—	$114,177,644	$—	$114,177,644
Short-Term Investments	1,013,261	—	—	1,013,261

Total Investments	$1,013,261	$114,177,644	$—	$115,190,905

See Notes to Schedule of Investments.

80

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar Defensive Bond Fund

	Par	Value

Asset-Backed Securities – 19.2%
Automobile – 4.6%
Ally Auto Receivables Trust, Series 2019-1, Class A4, 3.02%, 4/15/24	$308,000	$314,624
ARI Fleet Lease Trust, Series 2018-B, Class A3, 3.43%, 8/16/27(a)	302,000	309,704
ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.41%, 11/15/27(a)	199,000	198,934
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.07%, 9/20/23(a)	307,000	311,480
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/24(a)	322,000	326,726
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(a)	302,000	308,464
Carmax Auto Owner Trust, Series 2019-1, Class A4, 3.26%, 8/15/24	240,000	247,955
Carmax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24	129,000	132,839
Carmax Auto Owner Trust, Series 2019-3, Class A3, 2.18%, 8/15/24	349,000	348,600
Chesapeake Funding II LLC, Series 2019-1A, Class B, 3.11%, 4/15/31(a)	324,000	329,495
Ford Credit Auto Lease Trust, Series 2019-B, Class B, 2.36%, 1/15/23	292,000	291,465
Ford Credit Auto Owner Trust, Series 2019-A, Class A4, 2.85%, 8/15/24	324,000	329,515
GM Financial Automobile Leasing Trust, Series 2019-1, Class B, 3.37%, 12/20/22	302,000	306,992
GM Financial Automobile Leasing Trust, Series 2019-2, Class B, 2.89%, 3/20/23	594,000	598,098
Honda Auto Receivables Owner Trust, Series 2019-1, Class A4, 2.90%, 6/18/24	302,000	306,712
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	605,000	610,547

	Par	Value

Automobile (Continued)
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class B, 3.25%, 10/16/23(a)	$302,000	$306,281
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00%, 9/15/25	308,000	316,127
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24(a)	156,000	156,012
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00%, 5/15/24	308,000	315,377
Wheels SPV 2 LLC, Series 2019-1A, Class A3, 2.35%, 5/22/28(a)	621,000	620,051
World Omni Auto Receivables Trust, Series 2019-A, Class B, 3.34%, 6/16/25	304,000	312,174
World Omni Automobile Lease Securitization Trust, Series 2019-A, Class B, 3.24%, 7/15/24	296,000	299,903
		7,598,075

Automobile Floor Plan – 0.4%
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, 2/15/23(a)	300,000	303,190
NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A2, 3.21%, 2/15/24(a)	302,000	307,426
		610,616

Commercial Mortgage-Backed Securities – 2.6%
A10 Term Asset Financing LLC, Series 2017-1A, Class A1FX, 2.34%, 3/15/36(a)	75,216	74,930
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A2, 2.51%, 11/15/49	95,000	94,581
Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, 1/10/46	400,000	407,728
Commercial Mortgage Trust, Series 2015-CR22, Class A3, 3.21%, 3/10/48	81,000	82,658

See Notes to Schedule of Investments.

81

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class A, 3.55%, 4/10/34(a)	$588,000	$603,543
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.56%, 7/15/48	588,000	607,895
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A3, 3.42%, 10/15/45(a)	313,000	319,909
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 2.80%, 10/05/31(a)	304,000	306,020
RETL, Series 2019-RVP, Class B, (1M USD LIBOR + 1.55%, 1.55% Floor), 3.87%, 3/15/36(a)(b)	265,000	266,161
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	310,182	314,914
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A3, 3.71%, 9/15/48	450,000	465,781
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3, 3.00%, 8/15/45	596,000	605,891
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	113,000	115,417
		4,265,428

Credit Card – 0.7%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	308,000	313,818
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 3/15/25	296,000	301,062
Synchrony Card Funding LLC, Series 2019-A2, Class A, 2.34%, 6/15/25	622,000	622,584
		1,237,464

	Par	Value

Other – 10.0%
Ascentium Equipment Receivables, Series 2019-1A, Class A3, 2.83%, 5/12/25(a)	$603,000	$610,492
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3M USD LIBOR + 1.15%), 3.45%, 10/17/26(a)(b)	207,551	207,628
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (3M USD LIBOR + 1.05%, 1.05% Floor), 3.57%, 11/20/28(a)(b)	300,000	299,372
Canyon Capital CLO Ltd., Series 2014-2A, Class AS, (3M USD LIBOR + 1.25%), 3.55%, 4/15/29(a)(b)	373,000	372,659
Cerberus Loan Funding XXIII L.P., Series 2018-2A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 3.30%, 4/15/28(a)(b)	529,894	525,705
CIFC Funding Ltd., Series 2015-4A, Class A1R, (3M USD LIBOR + 1.15%, 1.15% Floor), 3.43%, 10/20/27(a)(b)	300,000	300,457
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	293,250	299,176
Daimler Trucks Retail Trust, Series 2019-1, Class A4, 2.79%, 5/15/25(a)	603,000	607,560
Dell Equipment Finance Trust, Series 2019-1, Class B, 2.94%, 3/22/24(a)	603,000	610,304
Fortress Credit Opportunities IX CLO Ltd., Series 2016-7A, Class BR, (3M USD LIBOR + 2.45%, 2.45% Floor), 4.76%, 12/15/28(a)(b)	395,000	395,699
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Series A1T, (3M USD LIBOR + 1.55%), 4.07%, 11/15/29(a)(b)	300,000	298,743
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7I, Class E, (3M USD LIBOR + 7.49%), 9.90%, 12/15/28(b)	302,000	290,323

See Notes to Schedule of Investments.

82

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25(a)	$302,000	$308,824
Great American Auto Leasing, Inc., Series 2019-1, Class B, 3.37%, 2/18/25(a)	308,000	315,652
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class B, 2.99%, 6/17/24(a)	306,000	308,942
Hercules Capital Funding Trust, Series 2019-1A, Class A, 4.70%, 2/20/28(a)	450,000	449,933
Ivy Hill Middle Market Credit Fund X Ltd., Series 10A, Class A1AR, (3M USD LIBOR + 1.25%), 3.55%, 7/18/30(a)(b)	273,000	268,909
John Deere Owner Trust, Series 2019-A, Class A4, 3.00%, 1/15/26	299,000	305,773
MelTel Land Funding LLC, Series 2019-1A, Class C, 6.07%, 4/15/49(a)	188,000	192,947
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, 8/25/58(a)(c)	277,028	282,619
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24(a)	595,000	597,199
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25(a)	500,000	511,969
MMAF Equipment Finance LLC, Series 2019-A, Class A3, 2.84%, 11/13/23(a)	400,000	403,962
Nationstar HECM Loan Trust, Series 2019-1A, Class M1, 2.67%, 6/25/29(a)	606,000	604,819
NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, 1/25/23(a)	608,564	610,186
PFS Financing Corp, Series 2019-A, Class B, 3.13%, 4/15/24(a)	603,000	607,129
PFS Financing Corp., Series 2018-F, Class A, 3.52%, 10/15/23(a)	405,000	414,623

	Par	Value

Other (Continued)
PFS Financing Corp., Series 2019-A, Class A2, 2.86%, 4/15/24(a)	$603,000	$607,483
Sound Point Clo XII Ltd., Series 2016-2A, Class AR, (3M USD LIBOR + 1.29%, 1.29% Floor), 3.57%, 10/20/28(a)(b)	301,000	300,978
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3M USD LIBOR + 1.03%), 3.33%, 10/15/25(a)(b)	648,401	648,642
Telos CLO, Series 2014-5A, Class A1R, (3M USD LIBOR + 0.95%, 0.95% Floor), 3.25%, 4/17/28(a)(b)	250,000	248,918
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)	558,830	565,313
Trinitas CLO V Ltd., Series 2016-5A, Class AR, (3M USD LIBOR + 1.39%, 1.39% Floor), 3.67%, 10/25/28(a)(b)	372,000	371,814
VCO LLC, Series 2018-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 3.78%, 7/20/30(a)(b)	302,000	301,040
Venture XVII CLO Ltd., Series 2014-17A, Class ARR, (3M USD LIBOR + 0.88%), 3.18%, 4/15/27(a)(b)	197,000	195,949
Verizon Owner Trust, Series 2019-A, Class A1A, 2.93%, 9/20/23	299,000	303,709
Verizon Owner Trust, Series 2019-A, Class B, 3.02%, 9/20/23	585,000	594,600
Verizon Owner Trust, Series 2019-B, Class B, 2.40%, 12/20/23	605,000	605,061
Volvo Financial Equipment LLC Series, Series 2019-1A, Class A4, 3.13%, 11/15/23(a)	302,000	308,659
Wellfleet CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 0.91%), 3.19%, 4/20/28(a)(b)	300,000	297,963
West CLO Ltd., Series 2014-2A, Series A1BR, 2.73%, 1/16/27(a)	226,100	226,004
		16,577,737

See Notes to Schedule of Investments.

83

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Whole Loan – 0.9%
BRAVO Residential Funding Trust, Series 2019-1, Class A1C, 3.50%, 3/25/58(a)	$556,491	$562,848
CIM Trust, Series 2017-7, Class A, 3.00%, 4/25/57(a)	288,895	288,638
CIM Trust, Series 2018-R3, Class A1, 5.00%, 12/25/57(a)	534,227	556,276
		1,407,762

Total Asset-Backed Securities (Cost $31,355,500)		31,697,082

Corporate Bonds – 0.9%
Chemicals – 0.2%
Neon Holdings, Inc., 10.12%, 4/01/26(a)	300,000	287,250

Coal – 0.2%
Natural Resource Partners L.P./NRP Finance Corp., 9.13%, 6/30/25(a)	240,000	241,050

Commercial Services – 0.3%
StoneMor Partners L.P./Cornerstone Family Services of West Virginia Subsidiary, 11.50%, 6/30/24(a)(d)	576,000	564,480

Oil & Gas Services – 0.2%
Bristow Group, Inc., 8.75%, 3/01/23(a)(e)	84,000	80,640
PHI, Inc., 5.25%, 3/15/19(e)	688,000	316,480
		397,120

Total Corporate Bonds (Cost $1,852,545)		1,489,900

Term Loans – 1.3%(b)
Advertising – 0.2%
ABG Intermediate Holdings 2 LLC, Initial Term Loan, (1M USD LIBOR + 7.75%, 1.00% Floor), 9.98%, 9/29/25	311,000	306,854

Oil & Gas Services – 0.3%
PHI, Inc., Term B Loan, 7/10/24(f)	561,000	552,585

Retail – 0.3%
General Nutrition Centers, Inc., FILO Term Loan, (1M USD LIBOR + 7.00%), 9.24%, 12/31/22	196,000	197,409

	Par	Value

Retail (Continued)
JC Penney Corp., Inc., Loan, (3M USD LIBOR + 4.25%, 1.00% Floor), 6.77%, 6/23/23	$285,337	$246,720
Transform SR Holdings LLC, FILO Term Loan, (1M USD LIBOR + 7.75%), 9.52%, 2/12/24	84,000	84,420
		528,549

Telecommunications – 0.5%
LOGIX Holding Co. LLC, Initial Term Loan, (1M USD LIBOR + 5.75%, 1.00% Floor), 7.98%, 12/22/24	206,666	206,149
Windstream Services LLC, Term Facility, 2/26/21	300,000	301,500
Xplornet Communications, Inc., Term B Loan, (3M USD LIBOR + 4.00%, 1.00% Floor), 6.33%, 9/09/21(f)	306,125	306,125
		813,774

Total Term Loans (Cost $2,200,793)		2,201,762

U.S. Government Obligations – 2.7%
U.S. Treasury Notes – 2.7%
1.75%, 4/30/22	2,184,000	2,177,944
1.88%, 4/30/22	2,176,000	2,176,424
		4,354,368

Total U.S. Government Obligations (Cost $4,353,964)		4,354,368

	Par

Mortgage-Backed Securities – 13.2%
Federal Home Loan Mortgage Corporation – 0.5%
Real Estate Mortgage Investment Conduits,
Series 4336, Class WV, 3.00%, 10/15/25	328,430	334,925
Series 4387, Class VA, 3.00%, 2/15/26	428,091	437,347
		772,272

Federal Home Loan Mortgage Corporation Gold – 2.3%
Pool,
#E04232, 2.50%, 2/01/28	559,570	564,168
#E04360, 2.50%, 4/01/28	559,096	563,690

See Notes to Schedule of Investments.

84

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Federal Home Loan Mortgage Corporation Gold (Continued)
#G15601, 2.50%, 1/01/29	$187,556	$189,094
#G16476, 3.00%, 4/01/28	407,866	417,725
#G18431, 2.50%, 4/01/27	182,519	184,005
#J18051, 3.00%, 2/01/27	371,570	379,594
#J20465, 2.50%, 9/01/27	264,432	266,604
#J20770, 2.50%, 10/01/27	234,071	235,992
#J20834, 2.50%, 10/01/27	575,029	579,749
#J21434, 2.50%, 12/01/27	421,171	424,631
		3,805,252

Federal National Mortgage Association – 8.3%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(g)	210,303	190,180
Pool,
#AB4720, 2.50%, 3/01/27	569,939	574,266
#AB6192, 2.50%, 9/01/27	421,187	424,398
#AB7241, 2.00%, 12/01/27	176,020	175,211
#AB7905, 2.50%, 2/01/28	755,672	761,436
#AB8862, 2.50%, 4/01/28	175,025	176,358
#AK3263, 3.00%, 2/01/27	550,663	562,228
#AK7393, 2.50%, 3/01/27	575,855	580,250
#AK7766, 2.50%, 3/01/27	569,324	573,638
#AL1366, 2.50%, 2/01/27	570,633	574,944
#AL1562, 2.50%, 4/01/27	212,051	213,660
#AL5254, 3.00%, 11/01/27	545,669	557,132
#AL5638, 3.00%, 6/01/28	549,026	560,564
#AP9574, 2.50%, 10/01/27	620,456	624,393
#AQ0437, 2.50%, 10/01/27	1,046,590	1,054,558
#AQ7281, 2.00%, 12/01/27	420,982	419,048
#AQ8185, 2.50%, 1/01/28	191,845	193,304
#AQ8719, 2.50%, 12/01/27	436,035	439,366
#AR3878, 2.50%, 2/01/28	667,143	672,240
#AS8618, 2.50%, 1/01/27	509,567	512,486

	Par	Value

Federal National Mortgage Association (Continued)
#BM1595, 2.50%, 3/01/31	$420,039	$422,983
#BM3954, 2.50%, 12/01/28	491,537	495,281
#BM4406, 2.50%, 9/01/28	419,597	422,001
#BM4743, 2.00%, 8/01/30	429,518	427,545
#BM5514, 2.50%, 2/01/29	416,649	419,036
#MA1101, 2.50%, 7/01/27	270,881	272,943
#MA2676, 2.50%, 7/01/26	338,065	340,002
#MA3079, 2.50%, 7/01/27	68,177	68,568
#MA3158, 2.50%, 10/01/27	99,636	100,206
Real Estate Mortgage Investment Conduits,
Series 2012-128, Class WC, 1.75%, 10/25/32	109,631	107,707
Series 2012-144, Class PD, 3.50%, 4/25/42	275,800	284,078
Series 2014-3, Class AM, 2.50%, 1/25/32	549,128	550,563
		13,750,573

Government National Mortgage Association – 2.1%
Series 2010-161, Class B, 3.00%, 7/16/40	142,214	142,128
Series 2011-9, Class C, 3.50%, 9/16/41(c)	242,617	244,063
Series 2012-150, Class IO, 0.70%, 11/16/52(c)	2,704,437	106,003
Series 2012-2, Class AB, 2.10%, 3/16/37	402,356	399,250
Series 2014-138, Class A, 2.70%, 1/16/44	304,229	304,861
Series 2014-148, Class A, 2.65%, 11/16/43	599,740	601,613
Series 2015-108, Class IO, 0.94%, 10/16/56(c)	895,223	52,126
Series 2015-41, Class AF, 3.06%, 9/16/56(c)	572,547	593,745
Series 2015-47, Class IO, 0.85%, 10/16/56(c)	4,396,801	244,441

See Notes to Schedule of Investments.

85

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Government National Mortgage Association (Continued)
Series 2015-7, Class IO, 0.79%, 1/16/57(c)	$5,090,939	$290,484
Series 2019-39, Class A, 3.10%, 5/16/59	396,151	400,472
		3,379,186

Total Mortgage-Backed Securities (Cost $21,365,782)		21,707,283

	Number of Shares

Investment Companies – 47.3%
Schwab Intermediate-Term U.S. Treasury ETF	301,413	16,529,489
Schwab Short-Term U.S. Treasury ETF	247,303	12,478,909
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	364,099	33,355,110
Vanguard Short-Term Inflation-Protected Securities ETF	317,803	15,677,222

Total Investment Companies (Cost $77,576,465)		78,040,730

	Number of Shares	Value

Short-Term Investments – 16.0%
Money Market Fund – 15.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(h)	25,928,980	$25,928,980

U.S. Treasury Bills – 0.3%
U.S. Treasury Bill, 2.08%, 8/13/19(i)	451,000	450,690

Total Short-Term Investments (Cost $26,379,661)		26,379,670

Total Investments – 100.6% (Cost $165,084,710)		165,870,795

Liabilities less Other Assets – (0.6)%		(961,499)

NET ASSETS – 100.0%		$164,909,296

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(b)	Variable rate security. Rate as of July 31, 2019 is disclosed.
(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2019 is disclosed.

(d)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(f)	Position is unsettled. Contract rate was not determined at July 31, 2019 and does not take effect until settlement date.
(g)	Zero coupon bond.
(h)	7-day current yield as of July 31, 2019 is disclosed.
(i)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets

Abbreviations:
1M	1 Month
3M	3 Month
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

See Notes to Schedule of Investments.

86

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

Sector Diversification (%)
Investment Companies	47.3
Asset-Backed Securities	19.2
Short-Term Investments	16.0
Mortgage-Backed Securities	13.2
All other sectors less than 5%	4.3

Total	100.0

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Asset-Backed Securities	$ —	$31,697,082	$—	$31,697,082
Corporate Bonds	—	1,489,900	—	1,489,900
Term Loans	—	2,201,762	—	2,201,762
U.S. Government Obligations	—	4,354,368	—	4,354,368
Mortgage-Backed Securities	—	21,707,283	—	21,707,283
Investment Companies	78,040,730	—	—	78,040,730
Short-Term Investments	25,928,980	450,690	—	26,379,670

Total Investments	$103,969,710	$61,901,085	$—	$165,870,795

See Notes to Schedule of Investments.

87

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar Multisector Bond Fund

	Number of Shares	Value

Common Stocks – 0.0%(a)
Oil & Gas – 0.0%(a)
Whiting Petroleum Corp.*	1,781	$31,488

Pharmaceuticals – 0.0%(a)
Bristol-Myers Squibb Co.	582	25,847

Total Common Stocks (Cost $76,122)		57,335

Convertible Preferred Stocks – 0.2%
Agriculture – 0.2%
Bunge Ltd., 4.88%	3,363	344,314

Total Convertible Preferred Stocks (Cost $334,475)		344,314

	Par(b)

Convertible Bonds – 1.1%
Biotechnology – 0.2%
BioMarin Pharmaceutical, Inc., 0.60%, 8/01/24	$250,000	254,158
Intercept Pharmaceuticals, Inc., 3.25%, 7/01/23	65,000	55,574
		309,732

Computers – 0.0%(a)
Pure Storage, Inc., 0.13%, 4/15/23	40,000	38,515
Western Digital Corp., 1.50%, 2/01/24(c)	55,000	51,122
		89,637

Internet – 0.1%
Booking Holdings, Inc., 0.35%, 6/15/20	40,000	57,741
Palo Alto Networks, Inc., 0.75%, 7/01/23(c)	40,000	43,939
		101,680

Media – 0.2%
DISH Network Corp., 2.38%, 3/15/24	220,000	195,591
3.37%, 8/15/26	115,000	105,379
		300,970

Oil & Gas – 0.2%
Chesapeake Energy Corp., 5.50%, 9/15/26	220,000	156,921
Nabors Industries, Inc., 0.75%, 1/15/24	115,000	80,756
PDC Energy, Inc., 1.12%, 9/15/21	130,000	120,729

	Par(b)	Value

Oil & Gas (Continued)
SM Energy Co., 1.50%, 7/01/21	$40,000	$36,272
Whiting Petroleum Corp., 1.25%, 4/01/20	30,000	29,195
		423,873

Oil & Gas Services – 0.0%(a)
Oil States International, Inc., 1.50%, 2/15/23	70,000	60,692

Pharmaceuticals – 0.1%
Dermira, Inc., 3.00%, 5/15/22	70,000	59,771
Flexion Therapeutics, Inc., 3.37%, 5/01/24	70,000	58,000
		117,771

Software – 0.2%
Avaya Holdings Corp., 2.25%, 6/15/23	105,000	91,710
Evolent Health, Inc., 2.00%, 12/01/21	85,000	73,930
Nuance Communications, Inc.,
1.25%, 4/01/25	20,000	20,032
1.00%, 12/15/35	105,000	99,967
Verint Systems, Inc., 1.50%, 6/01/21	5,000	5,524
		291,163

Telecommunications – 0.0%(a)
CalAmp Corp., 2.00%, 8/01/25	105,000	83,998

Trucking & Leasing – 0.1%
Greenbrier (The) Cos., Inc., 2.88%, 2/01/24	125,000	118,144

Total Convertible Bonds (Cost $1,952,687)		1,897,660

Corporate Bonds – 9.2%
Aerospace/Defense – 0.1%
TransDigm, Inc., 6.25%, 3/15/26(c)	185,000	194,019

Apparel – 0.1%
Hanesbrands, Inc., 4.63%, 5/15/24(c)	85,000	88,205
William Carter (The) Co., 5.62%, 3/15/27(c)	15,000	15,750
		103,955

See Notes to Schedule of Investments.

88

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(b)	Value

Auto Manufacturers – 0.1%
Allison Transmission, Inc.,
5.00%, 10/01/24(c)	$53,000	$53,845
5.88%, 6/01/29(c)	70,000	74,375
		128,220

Auto Parts & Equipment – 0.1%
Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25(c)	23,000	23,287
Delphi Technologies PLC, 5.00%, 10/01/25(c)	146,000	128,115
Goodyear Tire & Rubber (The) Co., 5.00%, 5/31/26	75,000	74,824
		226,226

Banks – 0.1%
CIT Group, Inc.,
4.13%, 3/09/21	75,000	76,320
5.00%, 8/01/23	75,000	80,344
Provident Funding Associates L.P./PFG Finance Corp., 6.37%, 6/15/25(c)	30,000	28,950
		185,614

Building Materials – 0.2%
JELD-WEN, Inc., 4.63%, 12/15/25(c)	43,000	42,301
Masonite International Corp., 5.38%, 2/01/28(c)	40,000	41,032
Summit Materials LLC/Summit Materials Finance Corp., 6.12%, 7/15/23	60,000	60,750
US Concrete, Inc., 6.37%, 6/01/24	154,000	160,160
		304,243

Chemicals – 0.0%(a)
Hexion, Inc.,
6.63%, 4/15/20(d)	21,000	16,380
10.37%, 2/01/22(c)(e)	11,000	8,388
		24,768

Commercial Services – 0.2%
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.87%, 10/01/22(c)	43,000	41,065
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	165,000	164,744

	Par(b)	Value

Commercial Services (Continued)
United Rentals North America, Inc.,
4.63%, 10/15/25	$121,000	$122,815
5.88%, 9/15/26	40,000	42,550
6.50%, 12/15/26	30,000	32,616
		403,790

Computers – 0.1%
Dell International LLC/EMC Corp.,
6.02%, 6/15/26(c)	61,000	67,444
4.90%, 10/01/26(c)	65,000	68,014
Western Digital Corp., 4.75%, 2/15/26	73,000	72,179
		207,637

Diversified Financial Services – 1.0%
Aircastle Ltd., 5.50%, 2/15/22	148,000	156,732
Ally Financial, Inc.,
4.13%, 3/30/20	149,000	150,117
4.13%, 2/13/22	77,000	79,287
4.63%, 3/30/25	140,000	149,408
5.75%, 11/20/25	220,000	245,575
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.87%, 8/01/21(c)	36,000	36,450
5.25%, 10/01/25(c)	85,000	87,125
Nationstar Mortgage Holdings, Inc., 8.12%, 7/15/23(c)	115,000	119,456
Navient Corp.,
7.25%, 1/25/22	117,000	127,237
6.50%, 6/15/22	20,000	21,294
5.50%, 1/25/23	65,000	67,256
Quicken Loans, Inc.,
5.75%, 5/01/25(c)	205,000	211,687
5.75%, 5/01/25	65,000	67,120
5.25%, 1/15/28(c)	75,000	75,938
Springleaf Finance Corp.,
6.87%, 3/15/25	10,000	11,186
7.12%, 3/15/26	135,000	151,622
		1,757,490

Electric – 0.2%
AES Corp.,
4.00%, 3/15/21	152,000	154,280
5.50%, 4/15/25	36,000	37,350
6.00%, 5/15/26	37,000	39,416
Vistra Operations Co. LLC, 5.50%, 9/01/26(c)	115,000	120,463
		351,509

See Notes to Schedule of Investments.

89

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(b)	Value

Entertainment – 0.1%
Lions Gate Capital Holdings LLC, 6.38%, 2/01/24(c)	$170,000	$179,350

Food – 0.2%
B&G Foods, Inc., 5.25%, 4/01/25	38,000	37,810
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25(c)	32,000	33,040
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(c)	10,000	10,738
1/15/30(c)(f)	55,000	55,000
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(c)	79,000	81,567
5.87%, 9/30/27(c)	40,000	42,000
Post Holdings, Inc., 5.75%, 3/01/27(c)	71,000	73,574
		333,729

Healthcare - Products – 0.0%(a)
Hologic, Inc., 4.38%, 10/15/25(c)	70,000	70,297

Healthcare - Services – 0.8%
Catalent Pharma Solutions, Inc., 4.88%, 1/15/26(c)	55,000	56,100
Centene Corp., 4.75%, 1/15/25	150,000	154,312
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	65,000	62,238
DaVita, Inc.,
5.75%, 8/15/22	30,000	30,315
5.12%, 7/15/24	45,000	44,956
HCA, Inc.,
5.37%, 2/01/25	400,000	432,584
5.25%, 4/15/25	147,000	162,006
MPH Acquisition Holdings LLC, 7.12%, 6/01/24(c)	120,000	116,395
Polaris Intermediate Corp.,(100% Cash), 8.50%, 12/01/22(c)(g)	227,000	209,975
Tenet Healthcare Corp.,
4.38%, 10/01/21	54,000	55,013
5.13%, 5/01/25	50,000	49,823
		1,373,717

Home Builders – 0.2%
Lennar Corp., 4.75%, 11/15/22	74,000	76,599

	Par(b)	Value

Home Builders (Continued)
4.75%, 5/30/25	$155,000	$161,975
PulteGroup, Inc., 6.38%, 5/15/33	96,000	102,720
Taylor Morrison Communities, Inc., 1/15/28(c)(f)	35,000	36,271
		377,565

Insurance – 0.1%
CNO Financial Group, Inc., 5.25%, 5/30/25	111,000	119,603

Internet – 0.2%
Netflix, Inc.,
4.88%, 4/15/28	182,000	188,029
5.37%, 11/15/29(c)	65,000	68,412
Uber Technologies, Inc., 7.50%, 11/01/23(c)	150,000	158,625
		415,066

Investment Companies – 0.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/01/22	115,000	116,150
6.75%, 2/01/24	55,000	57,475
		173,625

Iron/Steel – 0.1%
Commercial Metals Co., 4.88%, 5/15/23	119,000	121,975

Leisure Time – 0.0%(a)
Sabre GLBL, Inc., 5.25%, 11/15/23(c)	93,000	95,466

Lodging – 0.3%
Boyd Gaming Corp., 6.37%, 4/01/26	15,000	15,825
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24	63,000	63,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 4/01/25	62,000	63,550
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	111,000	119,081
MGM Resorts International, 7.75%, 3/15/22	139,000	155,291
Wyndham Destinations, Inc., 5.62%, 3/01/21	150,000	155,250
		572,797

See Notes to Schedule of Investments.

90

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(b)	Value

Media – 0.9%
AMC Networks, Inc.,
4.75%, 12/15/22	$39,000	$39,281
5.00%, 4/01/24	55,000	56,427
4.75%, 8/01/25	41,000	41,718
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22	39,000	39,439
5.13%, 2/15/23	70,000	71,050
5.75%, 1/15/24	112,000	114,380
5.37%, 5/01/25(c)	105,000	108,412
5.38%, 6/01/29(c)	180,000	186,525
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	320,000	326,680
CSC Holdings LLC, 6.75%, 11/15/21	121,000	129,470
Diamond Sports Group LLC/Diamond Sports Finance Co.,
8/15/26(c)(f)	60,000	60,975
8/15/27(c)(f)	60,000	61,312
DISH DBS Corp., 7.75%, 7/01/26	65,000	63,700
Gray Television, Inc., 5.13%, 10/15/24(c)	35,000	35,919
iHeartCommunications, Inc., 8.37%, 5/01/27	10,000	10,525
Meredith Corp., 6.87%, 2/01/26	171,000	181,260
Nexstar Escrow, Inc., 5.62%, 7/15/27(c)	20,000	20,775
		1,547,848

Mining – 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	170,000	164,050

Oil & Gas – 1.1%
Bruin E&P Partners LLC, 8.87%, 8/01/23(c)	109,000	81,477
California Resources Corp., 8.00%, 12/15/22(c)	179,000	125,300
Callon Petroleum Co., 6.12%, 10/01/24	23,000	22,483
Centennial Resource Production LLC,
5.38%, 1/15/26(c)	60,000	55,500
6.87%, 4/01/27(c)	105,000	102,375
Chesapeake Energy Corp., 8.00%, 1/15/25	52,000	44,460
Continental Resources, Inc., 5.00%, 9/15/22	113,000	113,723
Denbury Resources, Inc., 9.25%, 3/31/22(c)	22,000	19,305

	Par(b)	Value

Oil & Gas (Continued)
7.75%, 2/15/24(c)	$83,000	$60,798
Gulfport Energy Corp.,
6.00%, 10/15/24	185,000	142,431
6.37%, 5/15/25	55,000	42,075
6.37%, 1/15/26	29,000	21,895
Halcon Resources Corp., 6.75%, 2/15/25	60,000	10,200
Matador Resources Co., 5.88%, 9/15/26	54,000	53,351
Montage Resources Corp., 8.87%, 7/15/23	121,000	93,472
Newfield Exploration Co., 5.63%, 7/01/24	37,000	40,777
Oasis Petroleum, Inc., 6.87%, 3/15/22	116,000	115,461
PDC Energy, Inc., 6.13%, 9/15/24	47,000	46,413
Sanchez Energy Corp., 7.25%, 2/15/23(c)	82,000	66,830
SM Energy Co.,
6.12%, 11/15/22	45,000	43,988
5.00%, 1/15/24	150,000	137,625
5.63%, 6/01/25	47,000	40,773
Transocean Guardian Ltd., 5.88%, 1/15/24(c)	60,520	61,730
Transocean Pontus Ltd., 6.13%, 8/01/25(c)	4,450	4,584
Transocean Sentry Ltd., 5.38%, 5/15/23(c)	160,000	160,400
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(c)	50,000	30,250
Whiting Petroleum Corp.,
6.25%, 4/01/23	160,000	156,416
6.62%, 1/15/26	165,000	155,512
		2,049,604

Oil & Gas Services – 0.1%
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 5/01/24(c)	178,000	146,627
Transocean Proteus Ltd., 6.25%, 12/01/24(c)	28,500	29,640
		176,267

Packaging & Containers – 0.1%
Berry Global, Inc., 4.50%, 2/15/26(c)	55,000	55,137

See Notes to Schedule of Investments.

91

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(b)	Value

Packaging & Containers (Continued)
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/26	$39,000	$40,092
Silgan Holdings, Inc., 4.75%, 3/15/25	95,000	96,425
		191,654

Pharmaceuticals – 0.2%
Bausch Health Cos., Inc.,
5.50%, 3/01/23(c)	5,000	5,028
5.88%, 5/15/23(c)	22,000	22,158
6.12%, 4/15/25(c)	80,000	82,300
9.00%, 12/15/25(c)	35,000	39,214
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25(c)	200,000	120,000
Mylan N.V., 5.25%, 6/15/46	75,000	76,953
Mylan, Inc.,
5.40%, 11/29/43	25,000	25,583
5.20%, 4/15/48	10,000	10,225
		381,461

Pipelines – 0.6%
Energy Transfer Operating L.P., (3M USD LIBOR + 4.03%), 6.25%, 2/15/23(h)(i)	152,000	142,038
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	10,000	8,650
5.05%, 4/01/45	5,000	4,200
5.45%, 6/01/47	130,000	110,825
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.62%, 2/15/26(c)	184,000	191,303
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/23	77,000	79,502
7.50%, 4/15/26(c)	30,000	31,125
NGPL PipeCo LLC,
4.38%, 8/15/22(c)	113,000	117,345
4.88%, 8/15/27(c)	38,000	40,755
NuStar Logistics L.P., 5.62%, 4/28/27	120,000	123,859

	Par(b)	Value

Pipelines (Continued)
SemGroup Corp./Rose Rock Finance Corp., 5.62%, 7/15/22	$48,000	$47,220
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, 5/01/23	113,000	114,271
		1,011,093

Real Estate – 0.0%(a)
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.88%, 6/01/23(c)	75,000	63,000

Real Estate Investment Trusts – 0.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 5/15/26(c)	130,000	134,928
Equinix, Inc., 5.37%, 1/01/22	76,000	77,674
iStar, Inc.,
4.62%, 9/15/20	38,000	38,380
6.50%, 7/01/21	52,000	52,780
5.25%, 9/15/22	38,000	38,614
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.75%, 2/01/27(c)	35,000	37,765
4.50%, 1/15/28	246,000	245,692
Starwood Property Trust, Inc.,
3.63%, 2/01/21	29,000	29,160
4.75%, 3/15/25	62,000	62,918
		717,911

Retail – 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	123,000	127,612
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(c)	51,000	50,490
Group 1 Automotive, Inc., 5.00%, 6/01/22	92,000	93,051
JC Penney Corp., Inc., 5.87%, 7/01/23(c)	167,000	139,341
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/26(c)	115,000	119,393
L Brands, Inc., 6.75%, 7/01/36	22,000	19,305
		549,192

See Notes to Schedule of Investments.

92

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(b)	Value

Software – 0.3%
Camelot Finance S.A., 7.87%, 10/15/24(c)	$15,000	$15,638
CDK Global, Inc., 5.25%, 5/15/29(c)	20,000	20,750
Dun & Bradstreet (The) Corp., 6.87%, 8/15/26(c)	120,000	127,914
First Data Corp.,
5.38%, 8/15/23(c)	75,000	77,002
5.00%, 1/15/24(c)	75,000	76,837
MSCI, Inc., 5.25%, 11/15/24(c)	118,000	121,505
SS&C Technologies, Inc., 5.50%, 9/30/27(c)	115,000	119,600
		559,246

Telecommunications – 0.8%
CenturyLink, Inc., 5.80%, 3/15/22	38,000	39,520
CommScope Technologies LLC,
6.00%, 6/15/25(c)	5,000	4,550
5.00%, 3/15/27(c)	130,000	109,647
CommScope, Inc.,
5.50%, 3/01/24(c)	85,000	86,063
8.25%, 3/01/27(c)	115,000	113,275
Frontier Communications Corp.,
8.50%, 4/01/26(c)	122,000	119,218
8.00%, 4/01/27(c)	135,000	141,075
Sprint Capital Corp.,
6.88%, 11/15/28	110,000	121,000
8.75%, 3/15/32	30,000	37,238
Sprint Corp.,
7.25%, 9/15/21	183,000	196,496
7.87%, 9/15/23	20,000	22,300
7.12%, 6/15/24	110,000	120,450
T-Mobile USA, Inc.,
4.00%, 4/15/22	150,000	152,625
4.50%, 2/01/26	55,000	56,031
Windstream Services LLC/Windstream Finance Corp., 10.50%, 6/30/24(c)(e)	46,000	32,200
		1,351,688

Total Corporate Bonds (Cost $16,233,654)		16,483,675

		Par(b)	Value

Foreign Government Inflation-Linked Bonds – 0.1%
Sovereign – 0.1%
Bonos de la Tesoreria de la Republica, 2.00%, 3/01/35	CLP	$1,000	$49,053
Uruguay Government International Bond, 4.37%, 12/15/28	UYU	1,050,000	60,838
			109,891

Total Foreign Government Inflation-Linked Bonds (Cost $108,658)			109,891

Foreign Issuer Bonds – 69.1%
Angola – 0.3%
Angolan Government International Bond,
8.25%, 5/09/28(c)		260,000	276,425
9.38%, 5/08/48(c)		200,000	220,650
			497,075

Argentina – 1.5%
Argentina Treasury Bill,
0.00%, 9/30/19(j)	ARS	16,603,400	529,323
0.00%, 7/31/20(j)		8,048,000	180,906
Argentine Bonos del Tesoro,
18.20%, 10/03/21		9,000,000	134,081
15.50%, 10/17/26		3,952,000	59,984
Argentine Republic Government International Bond,
5.63%, 1/26/22		235,000	202,335
4.63%, 1/11/23		349,000	290,543
7.50%, 4/22/26		150,000	128,250
6.87%, 1/26/27		426,000	352,515
5.88%, 1/11/28		141,000	111,038
7.62%, 4/22/46		760,000	610,280
YPF S.A., (Argentina Deposit Rates Badlar Private Banks 30-35 Days + 4.00%), 51.62%, 7/07/20(c)(k)		24,000	7,812
6.95%, 7/21/27(c)		120,000	108,300
			2,715,367

Australia – 0.1%
FMG Resources (August 2006) Pty. Ltd., 5.13% 5/15/24(c)		40,000	41,600
Mineral Resources Ltd., 8.12% 5/01/27(c)		105,000	110,240
			151,840

See Notes to Schedule of Investments.

93

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value

Bahrain – 0.5%
Bahrain Government International Bond,
7.00%, 10/12/28(c)		$250,000	$282,500
6.75%, 9/20/29		200,000	223,384
7.50%, 9/20/47		200,000	229,157
Oil and Gas Holding (The) Co. BSCC, 8.37% 11/07/28(c)		200,000	234,002
			969,043

Belarus – 0.1%
Development Bank of the Republic of Belarus JSC, 6.75% 5/02/24(c)		200,000	209,500

Belgium – 0.1%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50% 3/01/28(c)		200,000	203,802

Brazil – 8.7%
Banco BTG Pactual S.A., (5Y US Treasury CMT + 5.26%), 7.75% 2/15/29(c)(i)		200,000	210,100
Banco do Brasil S.A., (10Y US Treasury CMT + 4.40%), 6.25%, 4/15/24(h)(i)		200,000	199,500
(10Y US Treasury CMT + 6.36%), 9.00%, 6/18/24(h)(i)		200,000	223,940
Brazil Letras do Tesouro Nacional,
0.00%, 1/01/20(j)	BRL	100,000	25,603
0.00%, 4/01/20(j)		350,000	88,503
0.00%, 7/01/20(j)		290,000	72,416
0.00%, 4/01/21(j)		170,000	40,726
0.00%, 7/01/21(j)		4,660,000	1,099,514
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/21		600,000	166,439
10.00%, 1/01/23		5,575,000	1,620,478
10.00%, 1/01/25		14,900,000	4,451,824
10.00%, 1/01/27		13,370,000	4,077,885
CIMPOR Financial Operations B.V., 5.75% 7/17/24		200,000	179,600
CSN Islands XII Corp., 7.00% 9/23/19(h)		100,000	92,000
CSN Resources S.A., 7.62% 4/17/26(c)		200,000	213,125
GTL Trade Finance, Inc., 7.25% 4/16/44		200,000	242,000
Klabin Austria GmbH, 7.00% 4/03/49(c)		200,000	214,752

		Par(b)	Value

Brazil (Continued)
Light Servicos de Eletricidade S.A./Light Energia S.A., 7.25% 5/03/23(c)		$200,000	$214,500
MARB BondCo PLC, 6.87% 1/19/25(c)		400,000	410,000
Petrobras Global Finance B.V.,
5.75%, 2/01/29		61,000	65,461
6.90%, 3/19/49		365,000	409,603
6.85%, 6/05/15(l)		783,000	850,886
Suzano Austria GmbH, 7.00% 3/16/47(c)		200,000	231,700
Usiminas International S.a.r.l., 5.88% 7/18/26(c)		200,000	203,700
			15,604,255

Canada – 0.5%
1011778 B.C. ULC/New Red Finance, Inc., 5.00% 10/15/25(c)		104,000	106,080
Baytex Energy Corp., 5.63% 6/01/24(c)		123,000	117,465
Gran Tierra Energy, Inc., 7.75% 5/23/27(c)		200,000	198,950
MEG Energy Corp.,
7.00%, 3/31/24(c)		119,000	113,619
6.50%, 1/15/25(c)		49,000	49,000
Open Text Corp.,
5.63%, 1/15/23(c)		45,000	45,999
5.87%, 6/01/26(c)		24,000	25,613
Parkland Fuel Corp.,
6.00%, 4/01/26(c)		94,000	97,055
5.87%, 7/15/27(c)		80,000	82,300
Seven Generations Energy Ltd.,
6.87%, 6/30/23(c)		37,000	37,833
5.38%, 9/30/25(c)		41,000	39,052
			912,966

Chile – 0.5%
Bonos de la Tesoreria de la Republica en pesos, 4.50% 3/01/26	CLP	425,000,000	669,054
Latam Finance Ltd., 7.00% 3/01/26(c)		200,000	211,750
			880,804

China – 0.6%
China Evergrande Group, 8.25% 3/23/22		200,000	194,008
China SCE Group Holdings Ltd., 7.45% 4/17/21		200,000	204,387
Kaisa Group Holdings Ltd., 8.50% 6/30/22		200,000	192,400

See Notes to Schedule of Investments.

94

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value

China (Continued)
New Metro Global Ltd., 6.50% 4/23/21		$200,000	$189,897
Sunac China Holdings Ltd., 7.87% 2/15/22		200,000	203,746
			984,438

Colombia – 2.6%
Colombia Government International Bond,
4.50%, 3/15/29		450,000	491,854
5.00%, 6/15/45		440,000	489,060
Colombian TES,
10.00%, 7/24/24	COP	1,740,000,000	642,269
7.50%, 8/26/26		1,783,000,000	604,555
6.00%, 4/28/28		1,697,000,000	522,814
7.75%, 9/18/30		2,517,100,000	878,017
Ecopetrol S.A., 5.87% 5/28/45		315,000	353,793
Empresas Publicas de Medellin ESP, 4.25% 7/18/29(c)		200,000	205,600
Millicom International Cellular S.A.,
5.13%, 1/15/28		200,000	205,750
6.25%, 3/25/29(c)		200,000	215,850
			4,609,562

Costa Rica – 0.4%
Autopistas del Sol S.A., 7.37% 12/30/30(c)		185,652	187,278
Costa Rica Government International Bond,
4.38%, 4/30/25		200,000	194,502
7.16%, 3/12/45		400,000	415,004
			796,784

Denmark – 0.1%
Danske Bank A/S, 5.00% 1/12/22(c)		200,000	209,479

Dominican Republic – 0.7%
Dominican Republic International Bond,
9.75%, 6/05/26(c)	DOP	9,200,000	185,763
5.95%, 1/25/27(c)		415,000	451,835
6.00%, 7/19/28(c)		150,000	164,064
6.40%, 6/05/49(c)		405,000	431,329
			1,232,991

Ecuador – 0.6%
Ecuador Government International Bond,
7.95%, 6/20/24		220,000	229,625

		Par(b)	Value

Ecuador (Continued)
7.87%, 1/23/28(c)		$540,000	$531,225
10.75%, 1/31/29(c)		200,000	224,625
			985,475

Egypt – 1.6%
Egypt Government International Bond,
6.59%, 2/21/28(c)		420,000	431,773
7.60%, 3/01/29(c)		600,000	642,372
Egypt Treasury Bill,
0.00%, 8/06/19(j)	EGP	8,500,000	513,468
0.00%, 8/13/19(j)		8,500,000	513,423
0.00%, 10/08/19(j)		2,825,000	166,704
0.00%, 11/19/19(j)		10,175,000	588,397
			2,856,137

El Salvador – 0.3%
El Salvador Government International Bond,
5.88%, 1/30/25		80,000	82,200
6.37%, 1/18/27		225,000	232,315
7.65%, 6/15/35		80,000	86,901
7.12%, 1/20/50(c)		150,000	152,250
			553,666

Finland – 0.1%
Nokia OYJ, 4.38% 6/12/27		79,000	81,568

Germany – 0.1%
Unitymedia GmbH, 6.13% 1/15/25(c)		200,000	208,250

Ghana – 0.7%
Ghana Government International Bond, 8.12% 3/26/32(c)		600,000	609,690
Ghana Treasury Note, 19.75% 3/08/21	GHS	220,000	41,927
Republic of Ghana Government Bonds,
17.50%, 8/17/20		220,000	40,899
24.50%, 6/21/21		580,000	118,255
24.75%, 7/19/21		678,000	138,045
18.25%, 7/25/22		1,530,000	279,951
			1,228,767

Guatemala – 0.1%
Guatemala Government Bond, 4.90% 6/01/30(c)		200,000	208,000

Hungary – 0.4%
Hungary Government Bond, 6.75%, 10/22/28	HUF	65,000,000	308,407

See Notes to Schedule of Investments.

95

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value

Hungary (Continued)
3.00%, 8/21/30	HUF	$81,000,000	$294,163
3.25%, 10/22/31		19,350,000	71,835
			674,405

India – 2.0%
Azure Power Energy Ltd., 5.50% 11/03/22(c)		200,000	201,668
Greenko Solar Mauritius Ltd., 5.95% 7/29/26(c)		200,000	198,993
India Government Bond,
8.15%, 6/11/22	INR	139,200,000	2,126,448
8.24%, 2/15/27		53,000,000	838,436
Vedanta Resources Finance II PLC, 9.25% 4/23/26(c)		200,000	206,355
			3,571,900

Indonesia – 6.6%
Indonesia Asahan Aluminium Persero PT,
6.53%, 11/15/28(c)		230,000	276,647
6.76%, 11/15/48(c)		650,000	808,198
Indonesia Treasury Bond,
7.00%, 5/15/22	IDR	41,698,000,000	3,024,055
8.37%, 3/15/24		12,390,000,000	942,231
8.37%, 9/15/26		11,000,000,000	839,381
7.00%, 5/15/27		17,400,000,000	1,232,040
8.25%, 5/15/29		14,900,000,000	1,130,840
7.50%, 8/15/32		8,350,000,000	589,778
8.38%, 3/15/34		21,132,000,000	1,605,097
Minejesa Capital B.V., 5.63% 8/10/37(c)		400,000	430,014
Perusahaan Penerbit SBSN Indonesia III, 4.15% 3/29/27		530,000	559,680
Saka Energi Indonesia PT, 4.45% 5/05/24(c)		400,000	403,536
			11,841,497

Iraq – 0.1%
Iraq International Bond, 5.80% 1/15/28		250,000	249,144

Ireland – 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25% 5/15/24(c)		235,000	248,047
C&W Senior Financing DAC, 7.50%, 10/15/26(c)		500,000	533,750

		Par(b)	Value

Ireland (Continued)
6.87%, 9/15/27(c)		$200,000	$209,260
James Hardie International Finance DAC, 4.75% 1/15/25(c)		240,000	245,400
			1,236,457

Israel – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V.,
2.80%, 7/21/23		175,000	152,469
4.10%, 10/01/46		272,000	180,862
			333,331

Italy – 0.0%(a)
Telecom Italia Capital S.A., 7.20% 7/18/36		39,000	43,485

Ivory Coast – 0.2%
Ivory Coast Government International Bond, 6.13% 6/15/33(c)		400,000	379,709

Japan – 1.7%
Japan Treasury Discount Bill,
0.00%, 10/07/19(j)	JPY	107,100,000	984,672
0.00%, 10/15/19(j)		126,300,000	1,161,230
0.00%, 12/10/19(j)		90,000,000	827,751
			2,973,653

Kazakhstan – 0.8%
Kazakhstan Temir Zholy National Co. JSC, 4.85% 11/17/27(c)		200,000	216,922
KazMunayGas National Co. JSC,
5.38%, 4/24/30(c)		570,000	637,914
5.75%, 4/19/47(c)		425,000	486,763
			1,341,599

Kenya – 0.2%
Kenya Government International Bond,
7.00%, 5/22/27(c)		200,000	209,157
8.00%, 5/22/32(c)		200,000	212,113
			421,270

Lebanon – 0.3%
Lebanon Government International Bond,
6.10%, 10/04/22		350,000	297,738
6.00%, 1/27/23		266,000	221,488
6.65%, 4/22/24		84,000	68,670
			587,896

See Notes to Schedule of Investments.

96

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value

Luxembourg – 0.1%
Altice Luxembourg S.A., 10.50% 5/15/27(c)		$200,000	$211,750

Malaysia – 0.9%
Malaysia Government Bond,
3.48%, 3/15/23	MYR	185,000	44,938
4.18%, 7/15/24		1,900,000	475,452
3.90%, 11/16/27		935,000	230,933
3.89%, 8/15/29		2,800,000	694,523
4.89%, 6/08/38		742,000	201,204
			1,647,050

Mexico – 7.6%
Banco Mercantil del Norte S.A.,
(5Y US Treasury CMT + 5.04%), 6.87%, 7/06/22(c)(h)(i)		200,000	200,002
(10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(c)(h)(i)		200,000	201,800
Cemex S.A.B. de C.V., 5.70% 1/11/25		200,000	205,750
Cometa Energia S.A. de C.V., 6.38% 4/24/35(c)		195,000	203,044
Mexican Bonos,
6.50%, 6/10/21	MXN	6,000,000	308,420
7.25%, 12/09/21		59,560,000	3,101,608
6.50%, 6/09/22		52,630,000	2,692,530
8.00%, 12/07/23		21,930,000	1,174,525
10.00%, 12/05/24		33,520,000	1,958,650
5.75%, 3/05/26		8,430,000	403,021
7.50%, 6/03/27		14,390,000	752,842
8.50%, 5/31/29		4,600,000	256,465
7.75%, 5/29/31		7,880,000	416,057
8.50%, 11/18/38		7,120,000	395,306
7.75%, 11/13/42		13,180,000	677,014
Petroleos Mexicanos,
6.50%, 1/23/29		140,000	136,815
6.63%, 6/15/35		365,000	340,636
Unifin Financiera S.A.B. de C.V. SOFOM ENR, 8.37% 1/27/28(c)		200,000	198,246
			13,622,731

Mongolia – 0.1%
Development Bank of Mongolia LLC, 7.25% 10/23/23(c)		200,000	209,200

Netherlands – 0.3%
Ziggo B.V., 5.50% 1/15/27(c)		525,000	537,469

		Par(b)	Value

Nigeria – 1.1%
Nigeria Government International Bond,
7.14%, 2/23/30(c)		$410,000	$423,136
7.70%, 2/23/38(c)		400,000	412,740
Nigeria OMO Bill,
0.00%, 2/20/20(j)	NGN	68,900,000	178,892
0.00%, 4/09/20(j)		41,099,000	104,983
0.00%, 4/23/20(j)		30,901,000	78,591
Nigeria Treasury Bill,
0.00%, 1/16/20(j)		14,700,000	38,741
0.00%, 1/30/20(j)		90,000,000	236,661
0.00%, 2/27/20(j)		134,500,000	350,171
0.00%, 4/16/20(j)		60,000,000	152,885
			1,976,800

Oman – 0.5%
Oman Government International Bond,
5.62%, 1/17/28(c)		445,000	442,678
6.00%, 8/01/29(c)		200,000	199,500
6.75%, 1/17/48		300,000	284,671
			926,849

Pakistan – 0.1%
Pakistan Government International Bond, 6.88% 12/05/27		200,000	208,885

Panama – 0.3%
Aeropuerto Internacional de Tocumen S.A., 6.00% 11/18/48(c)		200,000	243,250
Global Bank Corp., (3M USD LIBOR + 3.30%), 5.25% 4/16/29(c)(i)		250,000	264,062
			507,312

Paraguay – 0.1%
Paraguay Government International Bond, 5.40% 3/30/50(c)		200,000	225,002

Peru – 1.7%
Inkia Energy Ltd., 5.87% 11/09/27(c)		200,000	208,200
Nexa Resources S.A., 5.38% 5/04/27		200,000	210,252
Peru Government Bond, 6.15%, 8/12/32(c)	PEN	2,315,000	796,718
5.40%, 8/12/34(c)		70,000	22,630
Peru LNG Srl, 5.38% 3/22/30(c)		200,000	217,800
Peruvian Government International Bond, 6.95% 8/12/31	PEN	1,325,000	491,232

See Notes to Schedule of Investments.

97

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value

Peru (Continued)
Petroleos del Peru S.A., 4.75%, 6/19/32		$200,000	$215,802
5.62%, 6/19/47(c)		200,000	227,500
Telefonica del Peru S.A.A., 7.37% 4/10/27(c)	PEN	2,200,000	713,996
			3,104,130

Philippines – 0.1%
Philippine Government Bond, 5.50% 3/08/23	PHP	4,120,000	83,406

Poland – 0.7%
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	950,000	249,232
2.50%, 7/25/27		3,474,000	924,552
			1,173,784

Qatar – 0.9%
Qatar Government
International Bond, 4.00%, 3/14/29(c)		1,041,000	1,134,005
5.10%, 4/23/48(c)		445,000	534,795
			1,668,800

Romania – 0.5%
Romania Government Bond,
4.25%, 6/28/23	RON	3,390,000	807,388
5.00%, 2/12/29		550,000	135,345
			942,733

Russia – 2.8%
Russian Federal Bond - OFZ,
7.10%, 10/16/24	RUB	34,500,000	544,522
7.75%, 9/16/26		21,600,000	352,303
7.05%, 1/19/28		35,300,000	553,636
6.90%, 5/23/29		50,100,000	772,940
8.50%, 9/17/31		48,500,000	838,759
Russian Foreign Bond - Eurobond,
4.25%, 6/23/27		400,000	418,424
4.37%, 3/21/29(c)		600,000	631,528
5.10%, 3/28/35		200,000	218,346
5.10%, 3/28/35(c)		600,000	657,199
			4,987,657

Saudi Arabia – 1.0%
Saudi Arabian Oil Co., 3.50%, 4/16/29(c)		200,000	204,607
4.38%, 4/16/49(c)		200,000	207,850
Saudi Government International Bond, 3.25%, 10/26/26		265,000	273,525

		Par(b)	Value

Saudi Arabia (Continued)
4.37%, 4/16/29		$800,000	$886,143
4.50%, 10/26/46		200,000	213,380
			1,785,505

Senegal – 0.1%
Senegal Government International Bond, 6.75% 3/13/48		200,000	193,495

South Africa – 2.8%
Eskom Holdings SOC Ltd., 7.12% 2/11/25		200,000	207,793
Gold Fields Orogen Holdings BVI Ltd., 6.13% 5/15/29(c)		200,000	218,500
Petra Diamonds US Treasury PLC, 7.25% 5/01/22		200,000	187,000
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	8,300,000	531,234
8.87%, 2/28/35		5,800,000	379,093
8.50%, 1/31/37		13,330,000	833,240
6.50%, 2/28/41		12,000,000	584,393
8.75%, 1/31/44		8,553,898	532,151
8.75%, 2/28/48		12,500,000	770,009
Republic of South Africa Government International Bond,
4.85%, 9/27/27		200,000	202,000
4.30%, 10/12/28		600,000	579,600
			5,025,013

South Korea – 5.4%
Korea Monetary Stabilization Bond,
1.85%, 10/02/19	KRW	496,000,000	419,559
2.05%, 10/05/20		4,275,000,000	3,644,735
Korea Treasury Bond,
1.25%, 12/10/19		987,000,000	833,921
2.00%, 3/10/20		4,287,000,000	3,638,605
1.75%, 6/10/20		1,230,000,000	1,043,472
			9,580,292

Sri Lanka – 0.8%
Sri Lanka Government International Bond,
6.25%, 7/27/21		200,000	203,493
5.75%, 4/18/23(c)		425,000	425,527
6.75%, 4/18/28		200,000	196,326
7.85%, 3/14/29(c)		200,000	207,738
7.55%, 3/28/30(c)		400,000	406,978
			1,440,062

See Notes to Schedule of Investments.

98

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value

Thailand – 2.7%
Bank of Thailand Bond, 1.77%, 3/27/20	THB	$55,556,000	$1,806,629
1.95%, 11/26/20		34,895,000	1,137,930
Thailand Government Bond, 2.13%, 12/17/26		31,763,000	1,056,599
2.87%, 12/17/28		11,200,000	395,949
3.30%, 6/17/38		12,446,000	485,591
			4,882,698

Tunisia – 0.1%
Banque Centrale de Tunisie International Bond, 6.38% 7/15/26(c)	EUR	100,000	111,309

Turkey – 2.2%
Turkcell Iletisim Hizmetleri
A.S., 5.80% 4/11/28(c)		200,000	187,598
Turkey Government Bond, 10.70%, 2/17/21	TRY	422,799	70,307
11.00%, 3/02/22		1,342,000	219,299
11.00%, 2/24/27		8,715,000	1,285,154
10.50%, 8/11/27		525,000	74,926
Turkey Government International Bond, 6.35%, 8/10/24		240,000	241,915
6.00%, 3/25/27		1,015,000	982,013
6.87%, 3/17/36		624,000	610,640
Turkiye Vakiflar Bankasi TAO, (5Y USD Swap Rate + 5.44%), 6.88% 2/03/25(i)		200,000	184,381
			3,856,233

Ukraine – 1.4%
Ukraine Government International Bond, 0.00%, 9/04/19(c)(j)	UAH	7,350,000	288,091
0.00%, 10/09/19(c)(j)		1,139,000	43,762
0.00%, 10/16/19(c)(j)		2,000,000	76,458
0.00%, 1/29/20(c)(j)		3,050,000	112,108
14.64%, 6/10/20(c)		1,426,000	56,187
17.25%, 9/30/20(c)		1,274,000	50,798
7.75%, 9/01/23		305,000	327,003
6.75%, 6/20/26	EUR	200,000	241,268
7.75%, 9/01/26		540,000	571,676
7.75%, 9/01/27		450,000	476,327
0.00%, 5/31/40(j)		291,000	248,524
			2,492,202

	Par(b)	Value

United Arab Emirates – 0.2%
DP World PLC, 5.63% 9/25/48(c)	$210,000	$232,844
Shelf Drilling Holdings Ltd., 8.25% 2/15/25(c)	184,000	169,280
		402,124

United Kingdom – 0.3%
Ardonagh Midco 3 PLC, 8.63% 7/15/23(c)	226,000	210,180
Virgin Media Secured Finance PLC, 5.50% 5/15/29(c)	230,000	235,635
		445,815

Uruguay – 0.4%
Uruguay Government International Bond, 4.38%, 1/23/31	265,000	289,513
4.97%, 4/20/55	435,000	487,748
		777,261

Vietnam – 0.3%
Mong Duong Finance Holdings B.V., 5.13% 5/07/29(c)	500,000	504,678

Zambia – 0.2%
First Quantum Minerals Ltd., 7.25% 4/01/23(c)	430,000	425,700

Total Foreign Issuer Bonds (Cost $119,272,608)		123,710,060

Term Loans – 0.0%(a)(k)
Internet – 0.0%(a)
Uber Technologies, Inc., Term Loan, (1M USD LIBOR + 4.00%, 1.00% Floor), 6.32%, 4/04/25	73,607	73,857

Retail – 0.0%(a)
JC Penney Corp., Inc., Loan, (3M USD LIBOR + 4.25%, 1.00% Floor), 6.77%, 6/23/23	12,000	10,376
6/23/23(m)	8,821	7,627
		18,003

Total Term Loans (Cost $91,185)		91,860

See Notes to Schedule of Investments.

99

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(b)	Value

U.S. Government Agencies – 7.2%(n)
Federal Home Loan Banks – 7.2%
FHLB Discount Notes, 0.00%, 8/01/19(j)	$12,970,000	$12,970,000

Total U.S. Government Agencies (Cost $12,970,000)		12,970,000

U.S. Government Obligations – 1.9%
U.S. Treasury Notes – 1.9%
2.25%, 4/30/21	825,000	829,447
1.63%, 6/30/21	850,000	845,617
1.75%, 6/30/24	1,095,000	1,089,996
2.12%, 7/31/24	550,000	556,811
		3,321,871

Total U.S. Government Obligations (Cost $3,333,150)		3,321,871

	Number of Shares

Short-Term Investments – 9.0%
Money Market Fund – 4.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(o)	8,244,588	8,244,588

	Number of Shares	Value

U.S. Treasury Bills – 4.4%
U.S. Treasury Bill, 2.39%, 9/12/19(p)	2,900,000	$2,893,374
U.S. Treasury Bill, 2.38%, 11/07/19(p)	1,500,000	1,491,669
U.S. Treasury Bill, 2.40%, 10/24/19(p)	1,700,000	1,691,957
U.S. Treasury Bill, 2.31%, 9/05/19(p)	895,000	893,263
U.S. Treasury Bill, 2.32%, 11/29/19(p)	895,000	888,921
		7,859,184

Total Short-Term Investments (Cost $16,098,610)		16,103,772

Total Investments – 97.8% (Cost $170,471,149)		175,090,438

Other Assets less Liabilities – 2.2%		3,921,906

NET ASSETS – 100.0%		$179,012,344

(a)	Amount rounds to less than 0.05%.

(b)	Par value is in USD unless otherwise indicated.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(d)	Issuer has defaulted on terms of debt obligation.

(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(f)	When-Issued Security. Coupon rate was not in effect at July 31, 2019.

(g)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(h)	Perpetual bond. Maturity date represents next call date.

(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(j)	Zero coupon bond.

(k)	Variable rate security. Rate as of July 31, 2019 is disclosed.

(l)	Century bond maturing in 2115.

(m)	Position is unsettled. Contract rate was not determined at July 31, 2019 and does not take effect until settlement date.

(n)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(o)	7-day current yield as of July 31, 2019 is disclosed.

(p)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:

See Notes to Schedule of Investments.

100

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

1M	1 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
CMT	Constant Maturity
FHLB	Federal Home Loan Bank
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	United States Dollar

Concentration by Currency (%)
U.S. Dollar	54.5
Mexican Peso	6.8
Brazilian Real	6.5
South Korean Won	5.4
Indonesian Rupiah	5.2
All other currencies less than 5%	21.6
Total	100.0

Sector Diversification (%)
Foreign Issuer Bonds	69.1
Corporate Bonds	9.2
Short-Term Investments	9.0
U.S. Government Agencies	7.2
All other sectors less than 5%	5.5
Total	100.0

Forward Foreign Currency Contracts outstanding at July 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/25/20	U.S. Dollars	4,302,477	South Korean Won	4,950,000,000	Standard Chartered Bank	$ 99,432
10/16/19	U.S. Dollars	2,793,119	Euro	2,433,433	Deutsche Bank	81,991
01/06/20	U.S. Dollars	2,865,750	Euro	2,500,000	Standard Chartered Bank	61,058
11/18/19	U.S. Dollars	2,776,304	Euro	2,433,284	Deutsche Bank	57,720
12/23/19	U.S. Dollars	2,735,355	Euro	2,390,000	Deutsche Bank	57,230
01/16/20	U.S. Dollars	2,776,376	Euro	2,433,283	Deutsche Bank	44,234
09/23/19	U.S. Dollars	1,095,860	Euro	950,000	Citibank	39,502
09/27/19	U.S. Dollars	1,202,095	Euro	1,046,000	Citibank	38,616
10/29/19	U.S. Dollars	2,260,804	Euro	1,997,000	Citibank	33,430
10/16/19	U.S. Dollars	648,288	Australian Dollars	900,000	Deutsche Bank	31,201
10/31/19	U.S. Dollars	2,200,401	Euro	1,946,000	Bank of America	29,542
09/23/19	U.S. Dollars	821,669	Euro	712,500	Bank of America	29,401
10/31/19	U.S. Dollars	1,003,329	Australian Dollars	1,420,000	Bank of America	29,212
09/11/19	Argentine Pesos	15,164,550	U.S. Dollars	300,000	BNP	25,498
08/07/19	U.S. Dollars	1,680,000	Polish Zloty	6,411,599	Goldman Sachs	25,498
08/22/19	U.S. Dollars	436,767	South Korean Won	488,000,000	HSBC	25,298
11/29/19	U.S. Dollars	2,252,926	Euro	1,992,000	Citibank	25,297
10/15/19	U.S. Dollars	1,769,828	South Korean Won	2,073,000,000	HSBC	20,766
10/31/19	U.S. Dollars	658,403	Australian Dollars	930,000	Citibank	20,424
04/06/20	U.S. Dollars	1,063,278	South Korean Won	1,230,000,000	Standard Chartered Bank	18,403

See Notes to Schedule of Investments.

101

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
01/06/20	Japanese Yen	119,920,000	Australian Dollars	1,600,000	Standard Chartered Bank	$ 16,693
09/27/19	U.S. Dollars	420,593	Australian Dollars	590,000	Citibank	16,319
01/16/20	U.S. Dollars	632,214	Australian Dollars	900,000	Deutsche Bank	13,491
12/12/19	Japanese Yen	89,286,110	Australian Dollars	1,190,000	HSBC	12,185
11/21/19	U.S. Dollars	808,210	Euro	712,500	Bank of America	11,968
01/30/20	U.S. Dollars	1,349,227	South Korean Won	1,579,000,000	HSBC	11,334
08/07/19	U.S. Dollars	290,000	Polish Zloty	1,083,033	Citibank	10,525
11/18/19	U.S. Dollars	627,975	Australian Dollars	900,000	Deutsche Bank	10,267
09/23/19	U.S. Dollars	242,226	Australian Dollars	340,000	Citibank	9,281
08/22/19	Thai Baht	8,368,800	U.S. Dollars	264,000	Barclays	8,261
09/11/19	U.S. Dollars	215,000	Hungarian Forints	60,954,392	Citibank	7,565
09/12/19	Japanese Yen	58,686,318	Australian Dollars	780,000	JPMorgan Chase	7,006
12/23/19	U.S. Dollars	552,386	Australian Dollars	794,000	Deutsche Bank	6,899
03/12/20	Japanese Yen	52,237,892	Australian Dollars	700,000	JPMorgan Chase	6,705
09/11/19	U.S. Dollars	312,880	Hungarian Forints	90,000,000	Bank of America	6,599
06/12/20	Japanese Yen	60,822,489	Australian Dollars	820,000	JPMorgan Chase	6,569
08/06/19	Russian Rubles	19,521,000	U.S. Dollars	300,000	Barclays	6,402
09/19/19	U.S. Dollars	1,509,138	Indian Rupees	104,538,000	HSBC	5,801
12/12/19	Japanese Yen	40,475,214	Australian Dollars	540,000	JPMorgan Chase	5,147
09/10/19	U.S. Dollars	200,000	Czech Republic Koruna	4,526,958	Bank of America	4,922
10/22/19	U.S. Dollars	410,000	Singapore Dollars	557,026	Barclays	4,149
11/21/19	U.S. Dollars	444,136	Australian Dollars	642,000	Bank of America	3,467
10/29/19	U.S. Dollars	449,132	South Korean Won	528,000,000	HSBC	3,412
10/01/19	U.S. Dollars	410,000	Taiwan Dollars	12,638,250	Bank of America	2,988
08/28/19	Peruvian Nuevo Soles	2,000,000	U.S. Dollars	602,138	Bank of America	2,521
06/12/20	Japanese Yen	22,984,485	Australian Dollars	310,000	HSBC	2,395
10/09/19	U.S. Dollars	203,531	Brazilian Reals	772,400	Bank of America	2,277
03/13/20	Japanese Yen	22,305,150	Australian Dollars	300,000	HSBC	2,111
11/29/19	U.S. Dollars	235,049	Australian Dollars	340,000	Citibank	1,621
10/01/19	Indian Rupees	28,648,750	U.S. Dollars	410,000	Citibank	1,362
10/09/19	Brazilian Reals	772,400	U.S. Dollars	200,000	Goldman Sachs	1,254
08/22/19	U.S. Dollars	250,000	Thai Baht	7,647,810	BNP	1,195
10/01/19	U.S. Dollars	405,000	Taiwan Dollars	12,538,781	BNP	1,191
09/06/19	U.S. Dollars	302,812	Indian Rupees	21,000,000	Standard Chartered Bank	321
09/11/19	U.S. Dollars	44,694	Indian Rupees	3,092,378	HSBC	178
09/16/19	U.S. Dollars	29,716	Indian Rupees	2,061,000	Citibank	66
08/21/19	Romanian Leu	235,208	U.S. Dollars	55,000	Bank of America	48
Total Unrealized Appreciation						$1,008,248
08/21/19	U.S. Dollars	54,968	Romanian Leu	235,208	BNP	$ (80)
09/16/19	U.S. Dollars	13,917	Indian Rupees	977,223	HSBC	(142)

See Notes to Schedule of Investments.

102

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
09/16/19	U.S. Dollars	22,412	Indian Rupees	1,573,000	Citibank	$ (217)
08/05/19	South African Rand	1,806,563	U.S. Dollars	126,113	Goldman Sachs	(245)
10/01/19	U.S. Dollars	200,000	Taiwan Dollars	6,219,000	BNP	(282)
08/14/19	U.S. Dollars	27,901	Indian Rupees	1,949,000	HSBC	(324)
08/06/19	Russian Rubles	9,528,030	U.S. Dollars	150,000	Barclays	(448)
09/18/19	U.S. Dollars	36,405	Indian Rupees	2,564,000	JPMorgan Chase	(472)
09/11/19	U.S. Dollars	27,548	Indian Rupees	1,947,523	HSBC	(487)
08/20/19	U.S. Dollars	19,301	Indian Rupees	1,375,000	JPMorgan Chase	(578)
12/03/19	U.S. Dollars	393,232	South Korean Won	466,000,000	HSBC	(700)
08/05/19	South African Rand	125,000	South African Rand	1,806,563	BNP	(868)
08/19/19	Swedish Kronor	334,000	U.S. Dollars	35,619	Deutsche Bank	(995)
10/09/19	South African Rand	2,876,000	U.S. Dollars	200,000	Bank of America	(1,236)
08/22/19	Thai Baht	43,911,010	U.S. Dollars	1,430,000	Barclays	(1,448)
09/03/19	U.S. Dollars	93,204	Indian Rupees	6,581,000	Standard Chartered Bank	(1,627)
06/22/20	Japanese Yen	43,177,330	U.S. Dollars	408,289	JPMorgan Chase	(1,635)
06/08/20	Japanese Yen	23,272,620	U.S. Dollars	220,636	HSBC	(1,639)
12/05/19	Japanese Yen	19,334,330	U.S. Dollars	181,194	JPMorgan Chase	(1,678)
03/06/20	Japanese Yen	23,272,620	U.S. Dollars	219,363	HSBC	(1,742)
12/06/19	Japanese Yen	20,113,300	U.S. Dollars	188,541	JPMorgan Chase	(1,778)
12/20/19	Japanese Yen	43,177,330	U.S. Dollars	403,171	JPMorgan Chase	(1,787)
06/08/20	Japanese Yen	22,103,150	U.S. Dollars	209,793	JPMorgan Chase	(1,801)
03/06/20	Japanese Yen	22,103,150	U.S. Dollars	208,566	JPMorgan Chase	(1,880)
09/06/19	Japanese Yen	19,994,470	U.S. Dollars	186,215	JPMorgan Chase	(1,900)
09/06/19	Japanese Yen	23,272,620	U.S. Dollars	216,516	HSBC	(1,982)
08/30/19	Swedish Kronor	1,449,855	U.S. Dollars	153,274	Deutsche Bank	(2,845)
09/03/19	U.S. Dollars	163,027	Indian Rupees	11,511,400	JPMorgan Chase	(2,850)
03/24/20	Japanese Yen	22,388,570	U.S. Dollars	212,542	JPMorgan Chase	(2,919)
12/19/19	Japanese Yen	87,899,000	U.S. Dollars	820,315	HSBC	(3,258)
09/11/19	Hungarian Forints	69,561,120	U.S. Dollars	240,000	Citibank	(3,275)
09/06/19	U.S. Dollars	193,812	Indian Rupees	13,689,900	Standard Chartered Bank	(3,382)
10/21/19	Japanese Yen	53,300,170	U.S. Dollars	496,485	JPMorgan Chase	(3,409)
03/23/20	Japanese Yen	86,261,330	U.S. Dollars	811,194	JPMorgan Chase	(3,590)
08/12/19	Norwegian Kroner	1,234,000	U.S. Dollars	143,107	Deutsche Bank	(3,727)
10/01/19	Indian Rupees	41,871,327	U.S. Dollars	605,000	BNP	(3,777)
08/12/19	Swedish Kronor	1,678,000	U.S. Dollars	177,888	Deutsche Bank	(4,038)
08/16/19	Norwegian Kroner	1,009,000	U.S. Dollars	118,090	Deutsche Bank	(4,109)
08/07/19	Polish Zloty	910,430	U.S. Dollars	240,000	Citibank	(5,065)
12/06/19	Japanese Yen	59,383,740	U.S. Dollars	556,761	HSBC	(5,350)

See Notes to Schedule of Investments.

103

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
08/07/19	Polish Zloty	1,187,628	U.S. Dollars	312,000	Bank of America	$ (5,535)
09/24/19	Swedish Kronor	1,998,000	U.S. Dollars	213,418	Deutsche Bank	(5,748)
10/21/19	Japanese Yen	84,599,520	U.S. Dollars	788,639	HSBC	(6,015)
03/23/20	Japanese Yen	127,428,320	U.S. Dollars	1,199,285	HSBC	(6,263)
08/28/19	U.S. Dollars	392,795	Indian Rupees	27,679,000	Standard Chartered Bank	(6,477)
09/24/19	Norwegian Kroner	1,858,000	U.S. Dollars	216,766	Deutsche Bank	(6,657)
10/18/19	Chilean Pesos	139,092,500	U.S. Dollars	205,000	Barclays	(7,341)
09/25/19	Swedish Kronor	3,367,000	U.S. Dollars	357,502	Deutsche Bank	(7,514)
08/30/19	Colombian Pesos	1,433,525,000	U.S. Dollars	444,962	BNP	(8,866)
08/15/19	Norwegian Kroner	2,445,000	U.S. Dollars	286,233	Deutsche Bank	(10,044)
08/06/19	Russian Rubles	72,955,481	U.S. Dollars	1,155,214	Bank of America	(10,102)
08/07/19	Polish Zloty	5,405,524	U.S. Dollars	1,405,000	BNP	(10,114)
08/30/19	U.S. Dollars	425,000	Colombian Pesos	1,433,525,000	Goldman Sachs	(11,096)
08/06/19	U.S. Dollars	422,000	Russian Rubles	27,691,640	Goldman Sachs	(12,649)
08/06/19	U.S. Dollars	335,000	Russian Rubles	22,186,380	Barclays	(13,238)
08/29/19	Swedish Kronor	5,895,904	U.S. Dollars	626,032	Deutsche Bank	(14,354)
12/24/19	Japanese Yen	109,113,430	U.S. Dollars	1,029,936	HSBC	(15,269)
08/28/19	U.S. Dollars	720,000	Peruvian Nuevo Soles	2,433,600	BNP	(15,748)
08/26/19	Swedish Kronor	6,705,000	U.S. Dollars	712,556	Deutsche Bank	(17,103)
09/26/19	Swedish Kronor	7,318,242	U.S. Dollars	778,851	Deutsche Bank	(18,092)
08/26/19	Norwegian Kroner	6,048,000	U.S. Dollars	701,864	Deutsche Bank	(18,441)
09/23/19	Norwegian Kroner	4,940,000	U.S. Dollars	578,019	Deutsche Bank	(19,402)
08/07/19	Polish Zloty	7,273,884	U.S. Dollars	1,900,000	Barclays	(22,987)
08/06/19	U.S. Dollars	790,000	Russian Rubles	52,126,491	Bank of America	(28,180)
08/19/19	Norwegian Kroner	8,158,000	U.S. Dollars	953,126	Deutsche Bank	(31,475)
09/10/19	Czech Republic Koruna	38,099,040	U.S. Dollars	1,680,000	BNP	(38,215)
09/11/19	Hungarian Forints	302,542,500	U.S. Dollars	1,070,000	Bank of America	(40,410)
Total Unrealized Depreciation						$ (486,900)
Net Unrealized Appreciation						$ 521,348

See Notes to Schedule of Investments.

104

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Interest Rate Swap Contracts outstanding at July 31, 2019:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

3.01% (Semi-Annually)	3-Month LIBOR (Quarterly)	12/6/2028	USD	1,350,000	$(123,734)	$—	$(123,734)
2.72% (Semi-Annually)	3-Month LIBOR (Quarterly)	1/16/2029	USD	1,740,000	(115,363)	—	(115,363)
2.73% (Semi-Annually)	3-Month LIBOR (Quarterly)	2/7/2029	USD	490,000	(36,321)	—	(36,321)
2.68% (Semi-Annually)	3-Month LIBOR (Quarterly)	2/27/2029	USD	630,000	(44,126)	—	(44,126)
2.50% (Semi-Annually)	3-Month LIBOR (Quarterly)	4/26/2029	USD	3,310,000	(179,239)	—	(179,239)
3.08% (Semi-Annually)	3-Month LIBOR (Quarterly)	12/6/2048	USD	600,000	(121,051)	—	(121,051)
2.85% (Semi-Annually)	3-Month LIBOR (Quarterly)	1/16/2049	USD	750,000	(111,743)	—	(111,743)
2.85% (Semi-Annually)	3-Month LIBOR (Quarterly)	2/7/2049	USD	210,000	(32,895)	—	(32,895)
2.84% (Semi-Annually)	3-Month LIBOR (Quarterly)	2/27/2049	USD	270,000	(41,440)	—	(41,440)
2.71% (Semi-Annually)	3-Month LIBOR (Quarterly)	4/26/2049	USD	1,410,000	(175,311)	—	(175,311)
1.99% (Semi-Annually)	3-Month LIBOR (Quarterly)	7/25/2049	USD	1,130,000	(1,079)	—	(1,079)
2.23% (Semi-Annually)	3-Month LIBOR (Quarterly)	7/25/2049	USD	470,000	(4,633)	—	(4,633)

Total				12,360,000	$(986,935)	$—	$(986,935)

Interest Rate Swap Contracts outstanding at July 31, 2019:

Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

2.19% (Semi-Annually)	3-Month LIBOR (Quarterly)	Citibank	6/27/2049	USD	1,200,000	$(960)	$—	$(960)

Total					1,200,000	$(960)	$—	$(960)

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2019:

Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Index Series 32, 1.00%, 6/20/2024 (Pay Quarterly)	3.22%	5.00%	6/20/2024	Morgan Stanley	USD	3,059,100	$248,418	$230,640	$17,778

Total						3,059,100	$248,418	$230,640	$17,778

See Notes to Schedule of Investments.

105

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$ 57,335	$ —	$—	$ 57,335
Convertible Preferred Stocks	—	344,314	—	344,314
Convertible Bonds	—	1,897,660	—	1,897,660
Corporate Bonds	—	16,483,675	—	16,483,675
Foreign Government Inflation-Linked Bonds	—	109,891	—	109,891
Foreign Issuer Bonds	—	123,710,060	—	123,710,060
Term Loans	—	91,860	—	91,860
U.S. Government Agencies	—	12,970,000	—	12,970,000
U.S. Government Obligations	—	3,321,871	—	3,321,871
Short-Term Investments	8,244,588	7,859,184	—	16,103,772

Total Investments	$8,301,923	$166,788,515	$—	$175,090,438

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$ 1,008,248	$—	$ 1,008,248
Swap agreements at value	—	248,418	—	248,418

Total Assets - Derivative Financial Instruments	$—	$ 1,256,666	$—	$ 1,256,666

Liabilities:
Forward foreign currency exchange contracts	$—	$ (486,900)	$—	$ (486,900)
Swap agreements at value	—	(987,895)	—	(987,895)

Total Liabilities - Derivative Financial Instruments	$—	$(1,474,795)	$—	$(1,474,795)

Total Net Derivative Financial Instruments	$—	$ (218,129)	$—	$ (218,129)

See Notes to Schedule of Investments.

106

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar Unconstrained Allocation Fund

	Number of Shares	Value

Common Stocks – 18.3%
Advertising – 0.8%
Omnicom Group, Inc.	5,198	$ 416,984

Apparel – 1.0%
Tapestry, Inc.	17,756	549,193

Beverages – 0.6%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,153	316,992

Commercial Services – 3.0%
Atlantia S.p.A. (Italy)	11,922	306,579
Bureau Veritas S.A. (France)	8,852	220,567
H&R Block, Inc.	18,757	519,381
Nielsen Holdings PLC	26,922	623,514
		1,670,041

Computers – 0.6%
Cognizant Technology Solutions Corp., Class A	4,844	315,538

Engineering & Construction – 0.3%
Ferrovial S.A. (Spain)	6,861	178,480

Entertainment – 1.2%
International Game Technology PLC	48,868	652,388

Environmental Control – 1.2%
Stericycle, Inc.*	14,037	645,141

Gas – 0.6%
National Grid PLC (United Kingdom)	30,534	312,951

Healthcare - Products – 1.2%
EssilorLuxottica S.A. (France)	2,407	325,827
Medtronic PLC	3,099	315,912
		641,739

Healthcare - Services – 1.7%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	5,700	394,787
MEDNAX, Inc.*	22,976	564,520
		959,307

Internet – 0.4%
Alphabet, Inc., Class C*	184	223,869

Pharmaceuticals – 2.1%
CVS Health Corp.	9,693	541,548
McKesson Corp.	4,625	642,644
		1,184,192

		Number of Shares	Value

Retail – 0.4%
Industria de Diseno Textil S.A. (Spain)		7,150	$ 213,944

Semiconductors – 1.3%
Intel Corp.		4,040	204,222
IPG Photonics Corp.*		3,834	502,292
			706,514

Software – 0.2%
Oracle Corp.		1,757	98,919

Telecommunications – 1.1%
SES S.A. (France)		38,076	630,566

Water – 0.6%
United Utilities Group PLC (United Kingdom)		33,234	317,634

Total Common Stocks
(Cost $10,089,502)			10,034,392

		Par(a)

Corporate Bonds – 0.2%
Computers – 0.2%
Hewlett Packard Enterprise Co., 6.35%, 10/15/45		$100,000	113,033

Total Corporate Bonds
(Cost $106,491)			113,033

Foreign Issuer Bonds – 9.1%
Australia – 1.0%
Australia Government
Bond, 2.75% 10/21/19	AUD	380,000	260,815
New South Wales Treasury Corp., 4.00% 4/08/21		75,000	53,892
Queensland Treasury Corp., 5.50% 6/21/21		150,000	111,212
Western Australian Treasury Corp., 7.00% 10/15/19		150,000	103,853
			529,772

Brazil – 0.9%
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/21	BRL	655,000	181,696
10.00%, 1/01/27		1,060,000	323,303
			504,999

See Notes to Schedule of Investments.

107

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

		Par(a)	Value

Colombia – 1.0%
Colombian TES,
6.25%, 11/26/25	COP	$ 630,000,000	$ 200,272
6.00%, 4/28/28		1,040,000,000	320,404
			520,676

Indonesia – 0.7%
Indonesia Treasury Bond,
9.00% 3/15/29	IDR	5,200,000,000	410,632

Malaysia – 0.9%
Malaysia Government Bond,
3.88%, 3/10/22	MYR	1,370,000	336,755
3.90%, 11/16/27		630,000	155,602
			492,357

Mexico – 2.6%
Mexican Bonos,
8.50%, 5/31/29	MXN	6,100,000	340,094
7.75%, 11/23/34		2,100,000	110,152
8.50%, 11/18/38		6,300,000	349,779
7.75%, 11/13/42		9,800,000	503,394
8.00%, 11/07/47		2,300,000	121,132
			1,424,551

Peru – 0.4%
Peru Government Bond,
6.15% 8/12/32(b)	PEN	600,000	206,493

Poland – 0.8%
Republic of Poland Government Bond,
1.50%, 4/25/20	PLN	950,000	246,014
5.25%, 10/25/20		360,000	97,417
2.00%, 4/25/21		426,000	110,898
			454,329

South Africa – 0.8%
Republic of South Africa Government Bond,
6.50%, 2/28/41	ZAR	4,110,000	200,154
8.75%, 2/28/48		4,140,000	255,027
			455,181

Total Foreign Issuer Bonds
(Cost $4,822,207)			4,998,990

U.S. Government Obligations – 9.1%
U.S. Treasury Bonds – 1.6%
3.37%, 11/15/48	160,000	188,181
3.00%, 2/15/49	640,000	702,425
		890,606

	Par	Value

U.S. Treasury Floating Rate Notes – 6.3%
(3M US Treasury MMY + 0.05%), 2.13%, 10/31/20(c)	$110,000	$ 109,840
(3M US Treasury MMY + 0.12%), 2.19%, 1/31/21(c)	355,000	354,681
(3M US Treasury MMY + 0.14%), 2.22%, 4/30/21(c)	3,000,000	2,999,121
		3,463,642

U.S. Treasury Notes – 1.2%
2.63%, 2/15/29	615,000	647,071

Total U.S. Government Obligations
(Cost $4,914,333)		5,001,319

	Number of Shares

Investment Companies – 58.1%
iShares Core DAX UCITS ETF DE (Germany)*	18,622	2,152,572
iShares MSCI Europe Financials ETF	149,761	2,605,842
iShares MSCI South Korea ETF	29,058	1,609,813
iShares MSCI United Kingdom ETF	68,569	2,162,666
iShares STOXX Europe 600 Health Care UCITS ETF DE (Germany)	18,579	1,671,682
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	115,645	2,794,655
JPMorgan BetaBuilders Japan ETF	266,057	6,050,136
Schwab Fundamental Emerging Markets Large Company Index ETF	115,019	3,240,085
Schwab Intermediate-Term U.S. Treasury ETF	22,405	1,228,690
Schwab U.S. TIPS ETF	49,322	2,775,349
VanEck Vectors Russia ETF	69,680	1,638,177
Vanguard Consumer Staples ETF	14,510	2,209,438
Vanguard Long-Term Treasury ETF	20,867	1,705,251

Total Investment Companies
(Cost $31,812,243)		31,844,356

See Notes to Schedule of Investments.

108

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

	Number of Shares	Value

Short-Term Investments – 4.7%
Money Market Fund – 4.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(d)	2,565,688	$ 2,565,688

Total Short-Term Investments
(Cost $2,565,688)		2,565,688

Total Investments – 99.5%
(Cost $54,310,464)		54,557,778

Other Assets less Liabilities – 0.5%(e)		246,687

NET ASSETS – 100.0%		$54,804,465

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(c)	Variable rate security. Rate as of July 31, 2019 is disclosed.
(d)	7-day current yield as of July 31, 2019 is disclosed.
(e)	Includes appreciation/ (depreciation) on forward foreign currency exchange and futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets

Abbreviations:
3M	3 Month
ETF	Exchange-Traded Fund
MMY	Money Market Yield
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities

Concentration by Currency (%)
Euro	53.2
U.S. Dollar	36.0
All other currencies less than 5%	10.8

Total	100.0

Country Diversification (%)
United States	26.5
All other countries less than 5%	73.5

Total	100.0

Futures Contracts outstanding at July 31, 2019:

Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)

Long Contracts
Euro-BTP	8	9/06/2019	EUR	1,238,157	$ 7,642
Short Contracts

See Notes to Schedule of Investments.

109

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)

Euro-OAT	(5)	9/06/2019	EUR	925,618	$(27,736)
30 Year Euro Buxl	(2)	9/30/2019	EUR	462,682	(25,782)

Total Short Contracts					$(53,518)

					$(45,876)

Forward Foreign Currency Contracts outstanding at July 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/17/19	U.S. Dollars	329,783	Swedish Kronor	3,100,000	HSBC	$ 7,732
09/24/19	U.S. Dollars	301,572	Norwegian Kroner	2,600,000	HSBC	7,556
08/13/19	Russian Rubles	9,000,000	U.S. Dollars	136,461	Citibank	4,641
08/14/19	South African Rand	1,000,000	U.S. Dollars	66,811	HSBC	2,782
08/14/19	South African Rand	500,000	U.S. Dollars	34,202	JPMorgan Chase	594
10/10/19	Malaysian Ringgit	630,000	U.S. Dollars	152,402	Barclays	182

Total Unrealized Appreciation						$ 23,487

08/14/19	South African Rand	610,000	U.S. Dollars	42,464	HSBC	$ (12)
10/25/19	Indonesian Rupiahs	1,340,000,000	U.S. Dollars	94,887	JPMorgan Chase	(1,031)
10/11/19	Polish Zloty	190,000	U.S. Dollars	50,158	Citibank	(1,046)
08/26/19	Australian Dollars	140,000	U.S. Dollars	98,041	Morgan Stanley	(2,203)
09/25/19	New Zealand Dollars	310,000	U.S. Dollars	206,365	HSBC	(2,578)
10/07/19	Chilean Pesos	120,000,000	U.S. Dollars	173,128	HSBC	(2,610)
08/27/19	New Zealand Dollars	320,000	U.S. Dollars	212,926	HSBC	(2,685)
10/24/19	Australian Dollars	210,000	U.S. Dollars	148,459	Morgan Stanley	(4,432)
09/26/19	Czech Republic Koruna	4,700,000	U.S. Dollars	210,253	JPMorgan Chase	(7,656)
09/24/19	Norwegian Kroner	4,800,000	U.S. Dollars	551,224	HSBC	(8,425)
08/28/19	Norwegian Kroner	3,700,000	U.S. Dollars	426,799	Goldman Sachs	(8,674)
08/14/19	U.S. Dollars	287,262	South African Rand	4,300,000	HSBC	(11,986)
09/27/19	South Korean Won	481,000,000	U.S. Dollars	418,068	Citibank	(12,495)
09/11/19	U.S. Dollars	292,402	South African Rand	4,400,000	Barclays	(12,745)
08/14/19	Chilean Pesos	356,000,000	U.S. Dollars	520,012	HSBC	(14,307)
10/24/19	British Pounds	500,000	U.S. Dollars	625,701	HSBC	(15,103)
09/12/19	Euro	480,000	U.S. Dollars	548,390	JPMorgan Chase	(15,122)
09/17/19	Swedish Kronor	8,400,000	U.S. Dollars	895,833	HSBC	(23,178)

Total Unrealized Depreciation						$(146,288)

Net Unrealized Depreciation						$(122,801)

See Notes to Schedule of Investments.

110

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$ 6,816,065	$ 3,218,327	$—	$10,034,392
Corporate Bonds	—	113,033	—	113,033
Foreign Issuer Bonds	—	4,998,990	—	4,998,990
U.S. Government Obligations	—	5,001,319	—	5,001,319
Investment Companies	31,844,356	—	—	31,844,356
Short-Term Investments	2,565,688	—	—	2,565,688
Total Investments	$41,226,109	$13,331,669	$—	$54,557,778

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures contracts	$ 7,642	$ —	$—	$ 7,642
Forward foreign currency exchange contracts	—	23,487	—	23,487
Total Assets - Derivative Financial Instruments	$ 7,642	$ 23,487	$—	$ 31,129

Liabilities:
Futures contracts	$(53,518)	$ —	$—	$ (53,518)
Forward foreign currency exchange contracts	—	(146,288)	—	(146,288)
Total Liabilities - Derivative Financial Instruments	$(53,518)	$(146,288)	$—	$(199,806)
Total Net Derivative Financial Instruments	$(45,876)	$(122,801)	$—	$(168,677)

See Notes to Schedule of Investments.

111

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments

Morningstar Alternatives Fund

	Number of Shares	Value

Long Positions – 101.2%
Common Stocks – 25.5%
Aerospace/Defense – 0.1%
Cobham PLC*	40,259	$80,613
L3Harris Technologies, Inc.	1	125
		80,738

Auto Parts & Equipment – 0.7%
Tower International, Inc.	7,182	221,206
WABCO Holdings, Inc.(a)*	4,496	595,315
		816,521

Banks – 2.9%
LegacyTexas Financial Group, Inc.(a)	6,731	287,683
Old Line Bancshares, Inc.	6,311	178,223
SunTrust Banks, Inc.(a)	31,596	2,104,293
TCF Financial Corp.	44,160	944,141
		3,514,340

Biotechnology – 1.4%
Celgene Corp.(a)*	15,824	1,453,593
Pacific Biosciences of California, Inc.(a)*	43,308	233,863
Spark Therapeutics, Inc.(b)*	200	20,004
		1,707,460

Chemicals – 0.2%
OMNOVA Solutions, Inc.*	16,890	168,055

Commercial Services – 0.4%
Sotheby’s(a)*	3,378	201,700
Tarsus Group PLC	25,588	132,250
Total System Services, Inc.	1,194	162,050
		496,000

Computers – 0.2%
Cray, Inc.(a)*	5,816	201,466

Diversified Financial Services – 0.7%
WageWorks, Inc.*	16,680	853,516

Electric – 0.3%
El Paso Electric Co.(a)	4,555	301,814

Electronics – 0.2%
Control4 Corp.*	11,336	271,044

Energy - Alternate Sources – 0.1%
Hydrogenics Corp.*	10,515	156,884

Engineering & Construction – 0.1%
Altran Technologies S.A.(a)	6,299	99,369

	Number of Shares	Value

Entertainment – 1.0%
International Speedway Corp., Class A(a)	15,115	$681,384
Merlin Entertainments PLC(c)	61,868	338,439
Parques Reunidos Servicios Centrales S.A.U.(c)	14,896	227,231
		1,247,054

Environmental Control – 1.1%
Advanced Disposal Services, Inc.(a)*	39,000	1,262,430

Food – 0.2%
Pioneer Foods Group Ltd.	11,562	83,170
Wessanen	9,456	118,391
		201,561

Hand/Machine Tools – 0.2%
Milacron Holdings Corp.(a)*	15,037	253,223

Healthcare - Products – 0.2%
Genomic Health, Inc.*	2,766	201,835

Healthcare - Services – 1.2%
WellCare Health
Plans, Inc.(b)*	5,134	1,474,741

Insurance – 0.1%
TOWER Ltd.*	153,932	75,298

Internet – 1.7%
Expedia Group, Inc.	9,969	1,323,306
SafeCharge International Group Ltd.	20,517	112,557
Shutterfly, Inc.*	11,758	596,013
		2,031,876

Leisure Time – 0.0%(d)
Peak Resorts, Inc.	3,129	34,012

Lodging – 0.3%
Caesars Entertainment Corp.(a)*	17,285	204,654
Millennium & Copthorne Hotels PLC	13,543	111,994
		316,648

Media – 2.1%
Axel Springer S.E.	2,938	202,789
Tribune Media Co., Class A	51,125	2,375,779
		2,578,568

See Notes to Schedule of Investments.

112

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Miscellaneous Manufacturing – 0.0%(d)

Premier Technical Services Group PLC(e)	13,888	$35,484

Oil & Gas – 1.9%
Anadarko Petroleum Corp.(a)(b)	30,768	2,266,371

Oil & Gas Services – 0.0%(d)
Spectrum ASA	4,615	31,577

Pharmaceuticals – 0.9%
Allergan PLC(a)	3,145	504,773
BTG PLC*	50,696	515,714
Elanco Animal Health, Inc.*	3,383	111,500
		1,131,987

Real Estate – 0.1%
Atrium European Real Estate Ltd.*	16,013	65,569

Real Estate Investment Trusts – 0.6%
Chesapeake Lodging Trust(a)	7,297	200,449
NorthStar Realty Europe Corp.	22,817	387,889
Pure Multi-Family REIT L.P.	21,024	160,412
		748,750

Retail – 0.9%
Barnes & Noble, Inc.	25,936	169,103
BCA Marketplace PLC	160,942	472,645
Del Frisco’s Restaurant Group, Inc.(a)*	21,212	168,848
EI Group PLC*	25,424	86,880
GrandVision N.V.(c)	1,151	34,606
PCM, Inc.*	4,875	169,796
		1,101,878

Savings & Loans – 0.2%
United Financial Bancorp, Inc.	16,063	230,343

Semiconductors – 1.0%
Aquantia Corp.(a)*	15,512	203,672
Cypress Semiconductor Corp.(a)	6,079	139,635
Mellanox Technologies Ltd.(a)(b)*	7,571	852,646
		1,195,953

Software – 2.9%
Fidelity National Information Services, Inc.	4,712	627,904
Fiserv, Inc.(a)*	10,332	1,089,334
Medidata Solutions, Inc.(a)*	6,383	583,215

	Number of Shares	Value

Software (Continued)
Monotype Imaging Holdings, Inc.	14,467	$288,906
Tableau Software, Inc., Class A*	5,568	943,943
		3,533,302

Telecommunications – 1.2%
Acacia Communications, Inc.(a)*	2,556	171,686
Aerohive Networks, Inc.*	20,145	89,444
DNA OYJ	7,077	163,602
Inmarsat PLC	50,905	353,896
KCOM Group PLC	74,063	108,082
Zayo Group Holdings, Inc.(a)*	17,723	597,797
		1,484,507

Transportation – 0.4%
Genesee & Wyoming, Inc., Class A(a)*	4,653	510,946

Total Common Stocks (Cost $30,285,692)		30,681,120

Convertible Preferred Stocks – 3.2%
Chemicals – 0.2%
A. Schulman, Inc., 6.00%(a)	206	211,356

Computers – 0.2%
NCR Corp., 5.50%(a)(f)*	216	271,597

Diversified Financial Services – 0.5%
AMG Capital Trust II, 5.15%(a)	7,025	342,469
Cowen, Inc., 5.62%(a)	300	273,871
		616,340

Electric – 0.2%
CenterPoint Energy, Inc., 7.00%	3,398	173,672
Dominion Energy, Inc., 7.25%(a)*	723	72,654
		246,326

Electrical Component & Equipment – 0.2%
Energizer Holdings, Inc., 7.50%(a)	3,042	282,328

Electronics – 0.2%
Fortive Corp., 5.00%	240	234,458

Gas – 0.2%
South Jersey Industries, Inc., 7.25%	3,435	184,082

See Notes to Schedule of Investments.

113

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Hand/Machine Tools – 0.3%
Colfax Corp., 5.75%(a)	2,401	$299,573

Healthcare - Products – 0.2%
Avantor, Inc., 6.25%(a)	4,637	284,155

Oil & Gas – 0.2%
Nabors Industries Ltd., 6.00%(a)	8,317	192,040

Real Estate Investment Trusts – 0.5%
iStar, Inc., 4.50%(a)	5,103	273,181
QTS Realty Trust, Inc., 6.50%(a)	2,744	310,374
		583,555

Savings & Loans – 0.3%
New York Community Capital Trust V, 6.00%(a)	8,754	420,017

Software – 0.0%(d)
Change Healthcare, Inc., 6.00%(a)*	230	12,422

Water – 0.0%(d)
Aqua America, Inc., 6.00%(a)	734	41,970

Total Convertible Preferred Stocks (Cost $3,787,538)		3,880,219

	Par(g)

Convertible Bonds – 21.5%

Aerospace/Defense – 0.4%
Aerojet Rocketdyne
Holdings, Inc., 2.25%, 12/15/23(a)	$158,000	271,844
Kaman Corp., 3.25%, 5/01/24	155,000	179,776
		451,620

Agriculture – 0.1%
Turning Point Brands, Inc., 2.50%, 7/15/24(c)	128,000	124,541

Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%, 10/15/37(a)	246,000	261,479

Banks – 0.3%
Hope Bancorp, Inc., 2.00%, 5/15/38(a)	429,000	402,645

Biotechnology – 2.1%
Alder Biopharmaceuticals, Inc., 2.50%, 2/01/25(a)	190,000	166,683

	Par(g)	Value

Biotechnology (Continued)
Exact Sciences Corp., 1.00%, 1/15/25(a)	$205,000	$347,878
Innoviva, Inc., 2.12%, 1/15/23(a)	281,000	278,606
Insmed, Inc., 1.75%, 1/15/25(a)	164,000	148,583
Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21(a)	271,000	326,065
Ligand
Pharmaceuticals, Inc., 0.75%, 5/15/23(a)	396,000	327,263
Medicines (The) Co., 2.75%, 7/15/23(a)	384,000	380,667
Radius Health, Inc., 3.00%, 9/01/24	282,000	243,261
Retrophin, Inc., 2.50%, 9/15/25(a)	186,000	167,656
Theravance Biopharma, Inc., 3.25%, 11/01/23(a)	189,000	177,613
		2,564,275

Building Materials – 0.2%
Cemex S.A.B. de C.V., 3.72%, 3/15/20(a)	243,000	242,559

Commercial Services – 1.2%
Chegg, Inc., 0.25%, 5/15/23(a)	222,000	386,557
FTI Consulting, Inc., 2.00%, 8/15/23(a)(c)	252,000	304,086
Huron Consulting Group, Inc., 1.25%, 10/01/19(a)	250,000	249,276
Square, Inc., 0.50%, 5/15/23(a)	270,000	343,489
Team, Inc., 5.00%, 8/01/23(a)	151,000	160,540
		1,443,948

Computers – 0.2%
Rapid7, Inc., 1.25%, 8/01/23(a)(c)	171,000	271,320

Diversified Financial Services – 0.6%
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(a)	136,000	144,839
Encore Capital Group, Inc.,
3.00%, 7/01/20(a)	43,000	43,534
2.87%, 3/15/21(a)	136,000	129,794
PRA Group, Inc.,
3.50%, 6/01/23(a)	217,000	214,259
3.00%, 8/01/20(a)	200,000	196,968
		729,394

See Notes to Schedule of Investments.

114

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(g)	Value

Electric – 0.3%
CenterPoint Energy, Inc., 4.52%, 9/15/29	$325,600	$166,942
NRG Energy, Inc., 2.75%, 6/01/48	150,000	158,328
		325,270

Electronics – 0.8%
II-VI, Inc., 0.25%, 9/01/22(a)	182,000	198,913
Knowles Corp., 3.25%, 11/01/21(a)	207,000	262,859
OSI Systems, Inc., 1.25%, 9/01/22(a)	245,000	292,556
Vishay Intertechnology, Inc., 2.25%, 6/15/25	220,000	205,407
		959,735

Energy – Alternate Sources – 0.4%
SunPower Corp., 4.00%, 1/15/23(a)	369,000	329,351
Tesla Energy Operations, Inc., 1.63%, 11/01/19	135,000	132,527
		461,878

Healthcare – Products – 0.3%
Wright Medical Group N.V., 2.25%, 11/15/21(a)	268,000	387,521

Insurance – 0.7%
AXA S.A., 7.25%, 5/15/21(a)(c)	361,000	389,214
MGIC Investment Corp., 9.00%, 4/01/63(a)(c)	305,000	406,098
		795,312

Internet – 2.2%
Boingo Wireless, Inc., 1.00%, 10/01/23(a)(c)	171,000	146,763
FireEye, Inc., 1.62%, 6/01/35(a)	263,000	247,029
IAC Financeco 3, Inc., 2.00%, 1/15/30(a)(c)	251,000	270,838
MercadoLibre, Inc., 2.00%, 8/15/28(a)(c)	227,000	361,092
Pandora Media LLC, 1.75%, 12/01/23	220,000	256,488
Perficient, Inc., 2.37%, 9/15/23(a)(c)	181,000	200,074
Wayfair, Inc., 0.38%, 9/01/22(a)	318,000	441,876
Weibo Corp., 1.25%, 11/15/22	179,000	167,350

	Par(g)	Value

Internet (Continued)
YY, Inc., 1.38%, 6/15/26(c)	$282,000	$275,732
Zillow Group, Inc., 2.00%, 12/01/21(a)	282,000	329,557
		2,696,799

Investment Management Companies – 0.6%
BlackRock TCP Capital Corp., 5.25%, 12/15/19	167,000	168,044
New Mountain Finance Corp., 5.75%, 8/15/23(a)	253,000	260,034
Prospect Capital Corp., 6.37%, 3/01/25	336,000	349,440
		777,518

Iron/Steel – 0.3%
Cleveland-Cliffs, Inc., 1.50%, 1/15/25(a)	262,000	376,799

Media – 0.7%
Liberty Interactive LLC, 3.50%, 1/15/31(a)	609,000	542,254
Liberty Media Corp., 2.25%, 12/01/48(a)(c)	261,000	313,620
		855,874

Mining – 0.3%
First Majestic Silver Corp., 1.88%, 3/01/23(a)	259,000	308,166

Oil & Gas Services – 0.3%
Helix Energy Solutions Group, Inc., 4.12%, 9/15/23(a)	163,000	200,302
Newpark Resources, Inc., 4.00%, 12/01/21	148,000	163,450
		363,752

Pharmaceuticals – 0.9%
Flexion Therapeutics, Inc., 3.37%, 5/01/24(a)	174,000	144,172
Horizon Pharma Investment Ltd., 2.50%, 3/15/22(a)	150,000	168,381
Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22(a)	363,000	383,775
Jazz Investments I Ltd., 1.88%, 8/15/21	159,000	162,089
Neurocrine Biosciences, Inc., 2.25%, 5/15/24(a)	161,000	231,290
		1,089,707

Pipelines – 0.3%
Cheniere Energy, Inc., 4.25%, 3/15/45(a)	395,000	311,062

See Notes to Schedule of Investments.

115

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(g)	Value

Private Equity – 0.2%
Hercules Capital, Inc., 4.38%, 2/01/22(a)	$200,000	$201,708

Real Estate – 0.1%
Forestar Group, Inc., 3.75%, 3/01/20(a)	165,000	164,806

Real Estate Investment Trusts – 2.6%
Apollo Commercial Real
Estate Finance, Inc.,
4.75%, 8/23/22(a)	97,000	97,773
5.38%, 10/15/23(a)	348,000	351,097
Granite Point Mortgage
Trust, Inc., 6.37%, 10/01/23(a)	101,000	103,780
5.62%, 12/01/22(c)	249,000	255,543
IH Merger Sub LLC, 3.50%, 1/15/22(a)	306,000	382,275
iStar, Inc., 3.13%, 9/15/22(a)	178,000	188,938
KKR Real Estate Finance Trust, Inc., 6.12%, 5/15/23(a)	272,000	281,900
MFA Financial, Inc., 6.25%, 6/15/24	192,000	195,517
New York Mortgage Trust, Inc., 6.25%, 1/15/22	218,000	220,180
PennyMac Corp., 5.38%, 5/01/20(a)	344,000	346,611
Redwood Trust, Inc.,
4.75%, 8/15/23	251,000	250,196
5.62%, 7/15/24	158,000	159,580
Two Harbors Investment Corp., 6.25%, 1/15/22(a)	333,000	338,401
		3,171,791

Retail – 0.3%
EZCORP, Inc., 2.38%, 5/01/25(a)	207,000	187,707
Guess®, Inc., 2.00%, 4/15/24(a)(c)	183,000	175,626
		363,333

Semiconductors – 1.1%
Cree, Inc., 0.88%, 9/01/23(a)(c)	229,000	282,075
Microchip Technology, Inc., 1.62%, 2/15/27(a)	372,000	474,039
ON Semiconductor Corp., 1.63%, 10/15/23	221,000	280,516
Synaptics, Inc., 0.50%, 6/15/22(a)	267,000	241,657
		1,278,287

	Par(g)	Value

Software – 2.9%
Atlassian, Inc., 0.63%, 5/01/23(a)	$217,000	$391,236
Bilibili, Inc., 1.37%, 4/01/26(a)(c)	284,000	263,633
Envestnet, Inc., 1.75%, 6/01/23(a)	277,000	338,919
j2 Global, Inc., 3.25%, 6/15/29(a)	215,000	301,100
Momo, Inc., 1.25%, 7/01/25(a)	362,000	335,951
MongoDB, Inc., 0.75%, 6/15/24(a)	150,000	325,136
New Relic, Inc., 0.50%, 5/01/23(a)	171,000	187,815
RealPage, Inc., 1.50%, 11/15/22	118,000	185,238
Splunk, Inc., 1.12%, 9/15/25(a)(c)	256,000	295,947
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/26(a)(c)	260,000	290,519
Twilio, Inc., 0.25%, 6/01/23	97,000	198,140
Workday, Inc., 0.25%, 10/01/22(a)	229,000	334,922
		3,448,556

Telecommunications – 0.1%
Vonage Holdings Corp., 1.75%, 6/01/24(c)	142,000	150,767

Transportation – 0.8%
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/01/24(a)	390,000	407,295
SEACOR Holdings, Inc., 3.25%, 5/15/30(a)	332,000	312,889
Ship Finance International Ltd., 4.87%, 5/01/23(a)	245,000	253,167
		973,351

Total Convertible Bonds (Cost $24,433,286)		25,953,773

Corporate Bonds – 0.5%
Media – 0.2%
Tribune Media Co., 5.88%, 7/15/22	211,000	214,482

See Notes to Schedule of Investments.

116

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par	Value

Software – 0.3%
First Data Corp.,
5.00%, 1/15/24(c)	$169,000	$173,140
5.75%, 1/15/24(c)	206,000	211,933
		385,073

Total Corporate Bonds (Cost $600,734)		599,555

	Number of Shares

Master Limited Partnerships – 2.2%
Gas – 0.8%
AmeriGas Partners L.P.	27,116	918,690

Investment Management Companies – 0.7%
Oaktree Capital Group LLC(a)	16,337	827,633

Pipelines – 0.7%
Buckeye Partners L.P.(a)	11,530	481,147
MPLX L.P.	14,628	429,328
		910,475

Total Master Limited Partnerships (Cost $2,704,795)		2,656,798

Investment Companies – 41.1%
Eaton Vance Global Macro Absolute Return Fund	5,623,491	49,318,017
ProShares UltraShort 20+ Year Treasury	8,385	241,655

Total Investment Companies (Cost $48,312,863)		49,559,672

Short-Term Investments – 7.2%
Money Market Fund – 7.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 2.17%(h)	8,682,300	8,682,300

Total Short-Term Investments (Cost $8,682,300)		8,682,300

		Number of Shares	Value

Rights – 0.0%(d)
Pharmaceuticals – 0.0%(d)
Corium International, Inc.*		3,858	$741
Elanco Animal Health, Inc.*		22,842	—
			741

Total Rights (Cost $—)			741

	Number of Contracts	Notional Amount

Purchased Options – 0.0%(d)
Call Options – 0.0%(d)
Abbvie, Inc., Strike Price $80.00, Expires 11/15/19	24	159,888	768
BB&T Corp., Strike Price $57.50, Expires 9/20/19	80	412,240	800
Occidental Petroleum, Strike Price $55.00, Expires 8/16/19	72	369,792	3,096
			4,664

Put Options – 0.0%(d)
Anadarko Petroleum, Strike
Price $65.00, Expires 8/16/19	220	1,620,520	2,200
Exact Sciences Corp., Strike
Price $100.00, Expires 10/18/19	2	23,022	545
Mellanox Technologies Ltd.,
Strike Price $105.00, Expires 12/20/19	15	168,930	5,250
Strike Price $100.00, Expires 12/20/19	32	360,384	6,368
Spark Therapeutics, Inc.,
Strike Price $80.00, Expires 12/20/19	2	20,004	800
Wellcare Health Plans, Inc.,
Strike Price $250.00, Expires 9/20/19	6	172,350	630
			15,793

Total Purchased Options (Cost $77,661)			20,457

Total Long Positions – 101.2% (Cost $118,884,869)			122,034,635

See Notes to Schedule of Investments.

117

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Short Positions – (21.0)%
Common Stocks – (20.5)%
Aerospace/Defense – (0.3)%
Aerojet Rocketdyne Holdings, Inc.(b)*	(4,886)	$(208,730)
Kaman Corp.	(1,612)	(102,201)
		(310,931)

Agriculture – (0.0)%(d)
Turning Point Brands, Inc.	(1,545)	(57,366)

Auto Parts & Equipment – (0.1)%
Meritor, Inc.*	(3,327)	(82,277)

Banks – (2.9)%
BB&T Corp.(b)	(40,843)	(2,104,640)
Hope Bancorp, Inc.	(5,213)	(76,892)
Prosperity Bancshares, Inc.	(3,545)	(245,987)
TCF Financial Corp.*	(22,410)	(942,116)
WesBanco, Inc.	(4,950)	(181,071)
		(3,550,706)

Biotechnology – (0.9)%
Alder Biopharmaceuticals, Inc.*	(5,161)	(52,229)
Exact Sciences Corp.(b)*	(2,872)	(330,596)
Innoviva, Inc.*	(6,396)	(75,984)
Insmed, Inc.*	(2,429)	(53,317)
Ionis Pharmaceuticals, Inc.(b)*	(2,433)	(160,237)
Ligand Pharmaceuticals, Inc.(b)*	(424)	(38,800)
Medicines (The) Co.(b)*	(3,674)	(131,676)
Radius Health, Inc.*	(2,948)	(63,264)
Retrophin, Inc.*	(2,688)	(53,196)
Theravance Biopharma, Inc.*	(3,128)	(65,219)
		(1,024,518)

Chemicals – (0.4)%
Versum Materials, Inc.	(8,715)	(453,006)

Commercial Services – (0.7)%
Chegg, Inc.(b)*	(6,289)	(282,502)
FTI Consulting, Inc.*	(1,740)	(181,743)
Global Payments, Inc.	(967)	(162,378)
Square, Inc., Class A(b)*	(2,034)	(163,554)
Team, Inc.*	(4,164)	(68,956)
		(859,133)

Computers – (0.3)%
NCR Corp.*	(4,422)	(149,508)
Rapid7, Inc.(b)*	(3,047)	(184,800)
		(334,308)

	Number of Shares	Value

Diversified Financial Services – (0.3)%
Affiliated Managers Group, Inc.	(527)	$(45,211)
Cowen, Inc., Class A*	(8,327)	(146,222)
Encore Capital Group, Inc.*	(3,027)	(108,912)
PRA Group, Inc.*	(2,355)	(73,311)
		(373,656)

Electric – (0.2)%
CenterPoint Energy, Inc.	(3,793)	(110,035)
Dominion Energy, Inc.	(611)	(45,391)
NRG Energy, Inc.	(1,822)	(62,203)
		(217,629)

Electrical Component & Equipment – (0.2)%
Energizer Holdings, Inc.	(4,672)	(196,598)

Electronics – (0.5)%
Fortive Corp.	(2,136)	(162,443)
II-VI, Inc.*	(2,127)	(84,442)
Knowles Corp.*	(8,089)	(164,611)
OSI Systems, Inc.*	(1,572)	(176,944)
Vishay Intertechnology, Inc.	(3,159)	(53,703)
		(642,143)

Energy - Alternate Sources – (0.0)%(d)
SunPower Corp.*	(120)	(1,403)

Entertainment – (0.2)%
Eldorado Resorts, Inc.*	(1,554)	(70,116)
Live Nation Entertainment, Inc.*	(2,560)	(184,474)
		(254,590)

Gas – (0.7)%
South Jersey Industries, Inc.	(3,930)	(133,816)
UGI Corp.	(13,528)	(691,146)
		(824,962)

Hand/Machine Tools – (0.2)%
Colfax Corp.*	(8,801)	(243,612)

Healthcare - Products – (0.4)%
Avantor, Inc.*	(13,030)	(229,198)
Wright Medical Group N.V.*	(10,540)	(304,184)
		(533,382)

Healthcare - Services – (0.8)%
Centene Corp.*	(17,352)	(903,866)

See Notes to Schedule of Investments.

118

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Insurance – (0.3)%
AXA Equitable Holdings, Inc.	(13,071)	$(293,836)
MGIC Investment Corp.*	(452)	(5,808)
		(299,644)

Internet – (2.0)%
Boingo Wireless, Inc.*	(1,293)	(19,421)
Expedia Group, Inc.	(9,969)	(1,323,285)
FireEye, Inc.*	(133)	(1,995)
IAC/InterActiveCorp(b)*	(571)	(136,498)
MercadoLibre, Inc.(b)*	(364)	(226,197)
Perficient, Inc.*	(2,984)	(101,963)
Wayfair, Inc., Class A(b)*	(2,287)	(299,963)
Weibo Corp. ADR*	(242)	(9,479)
YY, Inc. ADR(b)*	(1,695)	(108,802)
Zillow Group, Inc., Class C(b)*	(2,428)	(121,303)
		(2,348,906)

Investment Management Companies – (0.0)%(d)
New Mountain Finance Corp.	(52)	(716)

Iron/Steel – (0.2)%
Cleveland-Cliffs, Inc.	(27,248)	(290,464)

Media – (0.2)%
Charter Communications, Inc., Class A*	(200)	(77,076)
Sirius XM Holdings, Inc.	(18,535)	(116,029)
		(193,105)

Mining – (0.1)%
First Majestic Silver Corp.(b)*	(16,644)	(156,786)

Miscellaneous Manufacturing – (0.1)%
Hillenbrand, Inc.	(2,424)	(81,665)

Oil & Gas – (0.5)%
Nabors Industries Ltd.	(55,836)	(165,274)
Occidental Petroleum Corp.(b)	(9,027)	(463,627)
		(628,901)

Oil & Gas Services – (0.2)%
Helix Energy Solutions Group, Inc.*	(11,886)	(104,121)
Newpark Resources, Inc.*	(9,198)	(70,181)
TGS NOPEC Geophysical Co. ASA	(1,281)	(30,963)
		(205,265)

	Number of Shares	Value

Pharmaceuticals – (1.1)%
AbbVie, Inc.(b)	(2,724)	$(181,473)
Bristol-Myers Squibb Co.	(15,823)	(702,699)
Elanco Animal Health, Inc.*	(3,382)	(111,471)
Flexion Therapeutics, Inc.*	(2,534)	(25,441)
Horizon Therapeutics PLC(b)*	(1,965)	(48,909)
Ironwood Pharmaceuticals, Inc.(b)*	(12,131)	(128,953)
Jazz Pharmaceuticals PLC(b)*	(193)	(26,900)
Neurocrine Biosciences, Inc.(b)*	(1,376)	(132,633)
		(1,358,479)

Pipelines – (0.0)%(d)
Cheniere Energy, Inc.*	(707)	(46,061)

Private Equity – (0.4)%
Brookfield Asset Management, Inc., Class A	(8,800)	(431,200)

Real Estate Investment Trusts – (0.8)%
Apollo Commercial Real Estate Finance, Inc.	(1,263)	(23,769)
Granite Point Mortgage Trust, Inc.	(500)	(9,550)
Invitation Homes, Inc.	(10,191)	(279,947)
iStar, Inc.	(18,949)	(250,127)
KKR Real Estate Finance Trust, Inc.	(476)	(9,534)
Park Hotels & Resorts, Inc.	(4,515)	(119,241)
QTS Realty Trust, Inc., Class A	(4,107)	(190,072)
Redwood Trust, Inc.	(865)	(14,636)
Two Harbors Investment Corp.	(902)	(12,141)
		(909,017)

Retail – (0.1)%
EZCORP, Inc., Class A*	(7,942)	(78,229)
Guess®, Inc.	(3,692)	(62,210)
		(140,439)

Savings & Loans – (0.2)%
People’s United Financial, Inc.	(14,055)	(230,783)

Semiconductors – (0.5)%
Cree, Inc.(b)*	(2,160)	(134,309)
Microchip Technology, Inc.(b)	(3,859)	(364,367)

See Notes to Schedule of Investments.

119

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Semiconductors (Continued)
ON Semiconductor Corp.(b)*	(6,579)	$(141,514)
Synaptics, Inc.(b)*	(456)	(14,674)
		(654,864)

Software – (3.9)%
Atlassian Corp. PLC, Class A(b)*	(2,075)	(290,749)
Bilibili, Inc. ADR*	(7,123)	(107,913)
Change Healthcare, Inc.*	(606)	(8,441)
Envestnet, Inc.(b)*	(2,521)	(180,025)
Fidelity National Information Services, Inc.	(4,715)	(628,274)
Fiserv, Inc.(a)*	(10,336)	(1,089,724)
j2 Global, Inc.	(2,698)	(240,365)
Momo, Inc. ADR(b)	(2,336)	(79,354)
MongoDB, Inc.(b)*	(1,897)	(271,688)
New Relic, Inc.*	(988)	(92,052)
RealPage, Inc.*	(2,418)	(151,077)
salesforce.com, Inc.*	(6,142)	(948,939)
Splunk, Inc.*	(1,157)	(156,554)
Tabula Rasa HealthCare, Inc.(b)*	(2,343)	(141,213)
Twilio, Inc., Class A(b)*	(1,084)	(150,795)
Workday, Inc., Class A(b)*	(1,112)	(222,378)
		(4,759,541)

Telecommunications – (0.5)%
AT&T, Inc.	(2,339)	(79,643)
Motorola Solutions, Inc.	(2,972)	(493,233)
Vonage Holdings Corp.(b)*	(4,219)	(52,316)
		(625,192)

Transportation – (0.3)%
Atlas Air Worldwide Holdings, Inc.*	(3,969)	(181,185)
SEACOR Holdings, Inc.*	(2,454)	(116,908)
Ship Finance International Ltd.	(8,878)	(116,746)
		(414,839)

Number of Shares		Value

Water – (0.0)%(d)
Aqua America, Inc.	(685)	$(28,736)

Total Common Stocks (Proceeds $(23,485,496))		(24,668,689)

Master Limited Partnerships – (0.3)%
Pipelines – (0.3)%
MPLX L.P.	(14,623)	(429,185)

Total Master Limited Partnerships (Proceeds $(458,011))		(429,185)

Investment Companies – (0.2)%
Invesco QQQ Trust Series 1	(1,291)	(246,710)

Total Investment Companies (Proceeds $(230,650))		(246,710)

Rights – (0.0)%(d)
Celgene Corp.*	(7,451)	(15,834)

Total Rights (Proceeds $(17,366))		(15,834)

Total Short Positions – (21.0)% (Proceeds $(24,191,523))		(25,360,418)

Total Written Options – (0.1)% (Premiums Received $(77,941))		(66,826)

Other Assets – 19.9%		23,948,733

NET ASSETS – 100.0%		$120,556,124

(a)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(b)	Security represents underlying investment on open options contracts.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds.

(d)	Amount rounds to less than 0.05%.
(e)	Security is valued at fair value by the Valuation Committee (see Note 3 in Notes to Financial Statements).
(f)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(g)	Par value is in USD unless otherwise indicated.
(h)	7-day current yield as of July 31, 2019 is disclosed.
*	Non-Income Producing Security

See Notes to Schedule of Investments.

120

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Percentages shown are based on Net Assets

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Concentration by Currency (%)
U.S. Dollar	72.8
Euro	5.1
All other currencies less than 5%	22.1

Total	100.0

Country Diversification (%)
United States	35.0
All other countries less than 5%	65.0

Total	100.0

Forward Foreign Currency Contracts outstanding at July 31, 2019:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/13/19	U.S. Dollars	2,645,958	British Pounds	2,084,400	Morgan Stanley	$105,437
09/13/19	U.S. Dollars	1,190,625	Euro	1,046,320	Morgan Stanley	28,094
09/13/19	U.S. Dollars	227,359	Swedish Kronor	2,134,900	Morgan Stanley	5,632
09/13/19	U.S. Dollars	92,232	South African Rand	1,288,500	Morgan Stanley	2,894
09/13/19	U.S. Dollars	82,354	New Zealand Dollars	124,700	Morgan Stanley	398
09/13/19	Canadian Dollars	4,820	U.S. Dollars	3,607	Morgan Stanley	49
09/13/19	New Zealand Dollars	2,300	U.S. Dollars	1,500	Morgan Stanley	11

Total Unrealized Appreciation						$142,515

09/13/19	U.S. Dollars	2,025	New Zealand Dollars	3,100	Morgan Stanley	$ (13)
09/13/19	New Zealand Dollars	10,800	U.S. Dollars	7,173	Morgan Stanley	(75)
09/13/19	U.S. Dollars	97,556	Canadian Dollars	129,260	Morgan Stanley	(469)
09/13/19	Canadian Dollars	124,440	U.S. Dollars	94,956	Morgan Stanley	(586)
09/13/19	Euro	248,760	U.S. Dollars	278,282	Morgan Stanley	(1,893)
09/13/19	Swedish Kronor	2,134,900	U.S. Dollars	230,103	Morgan Stanley	(8,376)
09/13/19	British Pounds	568,800	U.S. Dollars	708,282	Morgan Stanley	(15,014)

Total Unrealized Depreciation						$ (26,426)

Net Unrealized Appreciation						$116,089

Written Call Option Contracts outstanding at July 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Aerojet Rocketdyne Holdings, Inc.	Merrill Lynch	9	USD	(38,448)	USD	45.00	8/16/2019	$(832)
Atlassian Corp. PLC.	Cornerstone Macro LLC	4	GBP	(56,048)	GBP	135.00	9/20/2019	(4,320)
Chegg, Inc.	Merrill Lynch	12	USD	(53,904)	USD	45.00	8/16/2019	(1,500)

See Notes to Schedule of Investments.

121

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Cree, Inc.	Merrill Lynch	6	USD	(37,308)	USD	60.00	9/20/2019	$(3,072)
Envestnet, Inc.	Merrill Lynch	5	USD	(35,705)	USD	70.00	8/16/2019	(2,010)
Exact Sciences Corp.	Merrill Lynch	4	USD	(46,044)	USD	115.00	8/16/2019	(1,764)
Exact Sciences Corp.	BNY	2	USD	(23,022)	USD	120.00	10/18/2019	(1,250)
First Majestic Silver Corp.	Insinet	41	CAD	(38,622)	CAD	10.00	8/16/2019	(1,066)
Horizon Therapeutics PLC.	Merrill Lynch	8	EUR	(19,912)	EUR	23.00	8/16/2019	(1,880)
IAC InterActive Corp.	Merrill Lynch	1	USD	(23,905)	USD	240.00	8/16/2019	(805)
Ionis Pharmaceuticals, Inc.	Merrill Lynch	6	USD	(39,516)	USD	65.00	8/16/2019	(1,800)
Ironwood Pharmaceuticals, Inc.	Instinet	38	USD	(40,394)	USD	10.00	8/16/2019	(3,705)
Jazz Pharmaceuticals PLC.	Merrill Lynch	1	EUR	(13,938)	EUR	140.00	8/16/2019	(445)
Ligand Pharmaceuticals, Inc.	Merrill Lynch	2	USD	(18,302)	USD	115.00	8/16/2019	(40)
Medicines (The) Co.	Merrill Lynch	12	USD	(43,008)	USD	36.00	8/16/2019	(2,040)
Mellanox Technologies Ltd.	Goldman Sachs	4	ILS	(45,048)	ILS	115.00	9/20/2019	(640)
MercadoLibre, Inc.	Cornerstone Macro LLC	1	USD	(62,142)	USD	640.00	9/20/2019	(4,085)
Microchip Technology, Inc.	Cornerstone Macro LLC	6	USD	(56,652)	USD	90.00	8/16/2019	(3,600)
Momo, Inc.	Merrill Lynch	9	KYD	(30,573)	KYD	35.00	8/16/2019	(720)
MongoDB, Inc.	Merrill Lynch	3	USD	(42,966)	USD	140.00	8/16/2019	(2,325)
Neurocrine Biosciences, Inc.	Merrill Lynch	3	USD	(28,917)	USD	85.00	8/16/2019	(3,525)
Rapid7, Inc.	Merrill Lynch	6	USD	(36,390)	USD	55.00	8/16/2019	(4,080)
Semiconductor Corp.	Cowen and Company	16	USD	(34,416)	USD	20.00	8/16/2019	(2,960)
Square, Inc.	Merrill Lynch	5	USD	(40,205)	USD	80.00	9/20/2019	(2,763)
Synaptics, Inc.	Cornerstone Macro LLC	5	USD	(16,090)	USD	30.00	9/20/2019	(1,875)
Tabula Rasa HealthCare, Inc.	Merrill Lynch	6	USD	(36,162)	USD	55.00	8/16/2019	(4,080)
Twilio, Inc.	Merrill Lynch	2	USD	(27,822)	USD	145.00	8/16/2019	(1,022)
Vonage Holdings Corp.	Instinet	13	USD	(16,120)	USD	13.00	8/16/2019	(780)
Wayfair, Inc.	Merrill Lynch	5	USD	(65,580)	USD	145.00	8/16/2019	(2,300)
Workday, Inc.	Merrill Lynch	2	USD	(39,996)	USD	210.00	9/20/2019	(1,540)
YY, Inc.	Merrill Lynch	4	KYD	(25,664)	KYD	65.00	8/16/2019	(1,070)
Zillow Group, Inc.	Merrill Lynch	8	USD	(39,872)	USD	50.00	8/16/2019	(2,560)

Total Written Call Options Contracts (Premiums Received $76,092)								$(66,454)

See Notes to Schedule of Investments.

122

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Written Put Option Contracts outstanding at July 31, 2019:

Exchange Traded

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

WellCare Health Plans, Inc.	Goldman Sachs	6	USD	(172,350)	USD	220.00	9/20/2019	$(372)

Total Written Put Options Contracts (Premiums Received $1,849)								$(372)

See Notes to Schedule of Investments.

123

Morningstar Funds Trust    July 31, 2019 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$ 27,265,572	$ 3,415,548	$—	$ 30,681,120
Convertible Preferred Stocks	3,061,570	818,649	—	3,880,219
Convertible Bonds	—	25,953,773	—	25,953,773
Corporate Bonds	—	599,555	—	599,555
Master Limited Partnerships	2,656,798	—	—	2,656,798
Investment Companies	49,559,672	—	—	49,559,672
Short-Term Investments	8,682,300	—	—	8,682,300
Rights	—	741	—	741
Purchased Options	20,457	—	—	20,457

Total Assets – Investments at value	$ 91,246,369	$30,788,266	$—	$122,034,635

Liabilities:
Common Stocks	$(24,637,726)	$ (30,963)	$—	$(24,668,689)
Master Limited Partnerships	(429,185)	—	—	(429,185)
Investment Companies	(246,710)	—	—	(246,710)
Rights	—	(15,834)	—	(15,834)

Total Liabilities – Investments at value	$(25,313,621)	$ (46,797)	$—	$(25,360,418)

Total Investments	$ 65,932,748	$30,741,469	$—	$ 96,674,217

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$ —	$142,515	$—	$142,515

Total Assets - Derivative Financial Instruments	$ —	$142,515	$—	$142,515

Liabilities:
Forward foreign currency exchange contracts	$ —	$ (26,426)	$—	$(26,426)
Written Options	(66,826)	—	—	(66,826)

Total Liabilities - Derivative Financial Instruments	$(66,826)	$ (26,426)	$—	$(93,252)

Total Net Derivative Financial Instruments	$(66,826)	$116,089	$—	$ 49,263

See Notes to Schedule of Investments.

124

Morningstar Funds Trust    July 31, 2019 (unaudited)

Notes to Schedule of Investments

1. Organization

Morningstar Funds Trust (the “Trust”) was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.

The Trust is currently authorized to offer shares in nine separate series (each a “Fund” and collectively, the “Funds”):

Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund

Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective of each Fund is as follows:

Fund	Investment Objective
Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income and capital preservation
Morningstar Municipal Bond Fund	Federal tax-exempt income and capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

125

Morningstar Funds Trust    July 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 3.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period.

3. Investment Types

The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Fund’s investment policies.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connectionwith short sales of bonds. In a borrowed bond agreement, the Master Portfolio borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and the Master Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Master Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Master Portfolio may also experience delays in gaining access to the collateral.

Collateralized Bond Obligations (CBOs), CLOs, and Other CDOs: A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience

126

Morningstar Funds Trust    July 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which the Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.

Convertible Securities: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. The premiums attributable to the conversion feature are not amortized, but they are capitalized into the cost basis.

Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.

Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Where such

127

Morningstar Funds Trust    July 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.

Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund

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invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a RIC and to eliminate any fund-level income tax liability under the Code.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.

Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so

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or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.

Restricted securities held by each Fund at July 31, 2019 are disclosed in the Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Interest earned is recorded as a component of interest income. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated

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to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

When-Issued and Delayed Delivery Securities: Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price).

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4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser’s Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees of Morningstar Funds Trust (“the Board”). Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to the Fund.

The securities in a Fund, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar

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values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter (“OTC”) market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Funds’ Schedule of Investments as being “fair valued,” are therefore classified as Level 2.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on

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quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts, forward contracts, and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.

OTC derivatives, including options on forward contracts, put and call options, and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral).

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV.

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Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

●	Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open-end investment companies)

●

Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs

●	Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments)

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

5. Financial Derivative Instruments

Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

Forward Foreign Currency Exchange Contracts: A forward foreign currency contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.

At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

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The successful use of these transactions will usually depend on the adviser’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Forward foreign currency contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the adviser or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant a futures commission merchant (FCM) an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

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A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if the adviser’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available Funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that the Fund will be able to enter into closing transactions.

Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

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Notes to Schedule of Investments (continued)

Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.

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Morningstar Funds Trust    July 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged. In addition, the Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing the Fund’s investments, the Fund’s performance will be worse than if the investment manager did not employ such strategies.

Swaptions: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.

139

Morningstar Funds Trust    July 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Schedule of Investments, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased.

Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

140

Morningstar Funds Trust    July 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation).

Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates.

Credit Default Swap Contracts: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

141

Morningstar Funds Trust    July 31, 2019 (unaudited)

Notes to Schedule of Investments (continued)

A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

The credit default contracts are marked to market daily.

The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6. Subsequent Events

Management has evaluated subsequent events through the date that this report was issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.

142

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By:	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date:	September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date:	September 27, 2019

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date:	September 27, 2019